Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.0%)
Communication Services (4.5%):
Clear Channel Outdoor Holdings, Inc. (a) ...................................... 399,000 $ 658
IMAX Corp. (a) ........................................................ 28,116 455
Magnite, Inc. (a) ........................................................ 48,700 524
PubMatic, Inc. , Class A (a) ................................................ 20,500 486
The E.W. Scripps Co. , Class A (a) ........................................... 43,750 172
The Marcus Corp. ...................................................... 40,350 575
2,870
Consumer Discretionary (13.2%):
BJ's Restaurants, Inc. (a) .................................................. 17,100 619
Caleres, Inc. .......................................................... 15,580 639
Chuy's Holdings, Inc. (a) .................................................. 14,753 498
European Wax Center, Inc. , Class A (a) ........................................ 25,900 336
Hibbett, Inc. .......................................................... 7,400 568
Latham Group, Inc. (a) ................................................... 131,500 521
Lindblad Expeditions Holdings, Inc. (a) ....................................... 53,500 499
MasterCraft Boat Holdings, Inc. (a) .......................................... 17,000 403
Modine Manufacturing Co. (a) .............................................. 7,950 757
Motorcar Parts of America, Inc. (a) ........................................... 47,300 380
National Vision Holdings, Inc. (a) ............................................ 17,600 390
OneWater Marine, Inc. (a) ................................................. 19,550 550
PlayAGS, Inc. (a) ....................................................... 40,700 366
Potbelly Corp. (a) ....................................................... 33,000 400
Red Robin Gourmet Burgers, Inc. (a) ......................................... 61,754 473
Universal Electronics, Inc. (a) .............................................. 32,000 320
Wolverine World Wide, Inc. ............................................... 43,100 483
Zumiez, Inc. (a) ........................................................ 18,700 284
8,486
Energy (7.4%):
Ardmore Shipping Corp. .................................................. 29,000 476
Berry Corp. ........................................................... 76,500 616
Diamond Offshore Drilling, Inc. (a) .......................................... 44,950 613
Helix Energy Solutions Group, Inc. (a) ........................................ 54,150 587
ProPetro Holding Corp. (a) ................................................ 51,800 419
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 50,000 434
Talos Energy, Inc. (a) ..................................................... 30,750 428
Teekay Tankers Ltd. , Class A ............................................... 8,096 473
Vital Energy, Inc. (a) ..................................................... 13,520 710
4,756
Financials (24.0%):
Ares Commercial Real Estate Corp. (b) ........................................ 42,456 316
Bridgewater Bancshares, Inc. (a) ............................................ 34,500 402
Business First Bancshares, Inc. ............................................. 18,950 422
Central Pacific Financial Corp. ............................................. 21,700 429
Civista Bancshares, Inc. .................................................. 27,800 428
ConnectOne Bancorp, Inc. ................................................ 27,700 540
Diamond Hill Investment Group, Inc. ........................................ 3,815 588
Dime Community Bancshares, Inc. .......................................... 24,875 479
Dynex Capital, Inc. ..................................................... 52,350 652
EZCORP, Inc. , Class A (a) ................................................. 57,600 653
Financial Institutions, Inc. ................................................. 17,100 322
First Internet Bancorp .................................................... 14,650 509
First Mid Bancshares, Inc. ................................................ 16,700 546
German American Bancorp, Inc. ............................................ 18,600 644
HarborOne Bancorp, Inc. ................................................. 44,600 475
HCI Group, Inc. ........................................................ 5,970 693
Heritage Commerce Corp. ................................................ 56,850 488
Heritage Insurance Holdings, Inc. (a) ......................................... 57,700 615
I3 Verticals, Inc. , Class A (a) ............................................... 24,900 570
Independent Bank Corp. .................................................. 17,600 446

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Mercantile Bank Corp. ................................................... 10,000 $ 385
Origin Bancorp, Inc. ..................................................... 18,500 578
Peoples Bancorp, Inc. .................................................... 19,300 571
Premier Financial Corp. .................................................. 26,600 540
Primis Financial Corp. ................................................... 31,600 385
QCR Holdings, Inc. ..................................................... 8,750 531
SmartFinancial, Inc. ..................................................... 14,150 298
Southern Missouri Bancorp, Inc. ............................................ 10,175 445
The First Bancshares, Inc. ................................................. 22,250 577
Univest Financial Corp. .................................................. 28,300 589
Washington Trust Bancorp, Inc. ............................................. 10,800 290
15,406
Health Care (5.8%):
Artivion, Inc. (a) ........................................................ 32,000 677
Brookdale Senior Living, Inc. (a) ............................................ 136,846 905
Collegium Pharmaceutical, Inc. (a) ........................................... 16,008 621
HealthStream, Inc. ...................................................... 22,700 605
RadNet, Inc. (a) ........................................................ 18,506 901
3,709
Industrials (19.5%):
BlueLinx Holdings, Inc. (a) ................................................ 5,200 677
Columbus McKinnon Corp. ............................................... 19,550 872
Covenant Logistics Group, Inc. ............................................. 9,200 426
CRA International, Inc. ................................................... 3,600 538
Ducommun, Inc. (a) ..................................................... 11,050 567
DXP Enterprises, Inc. (a) .................................................. 13,600 731
Eagle Bulk Shipping, Inc. ................................................. 7,775 486
Enviri Corp. (a) ......................................................... 70,700 647
Great Lakes Dredge & Dock Corp. (a) ........................................ 72,000 630
IBEX Holdings Ltd. (a) ................................................... 26,325 406
Insteel Industries, Inc. .................................................... 13,300 508
Interface, Inc. ......................................................... 43,500 732
Kelly Services, Inc. , Class A ............................................... 23,550 590
Liquidity Services, Inc. (a) ................................................. 18,150 338
Matrix Service Co. (a) .................................................... 37,700 491
Pangaea Logistics Solutions Ltd. ............................................ 38,100 265
Park Aerospace Corp. .................................................... 23,100 384
Park-Ohio Holdings Corp. ................................................ 13,750 367
Quanex Building Products Corp. ............................................ 12,700 488
Thermon Group Holdings, Inc. (a) ........................................... 17,500 573
Titan Machinery, Inc. (a) .................................................. 21,850 542
VSE Corp. ............................................................ 8,520 682
Willdan Group, Inc. (a) ................................................... 19,275 559
12,499
Information Technology (12.1%):
Benchmark Electronics, Inc. ............................................... 22,550 677
Digi International, Inc. (a) ................................................. 14,200 453
Harmonic, Inc. (a) ....................................................... 47,092 633
Ichor Holdings Ltd. (a) ................................................... 21,900 846
Infinera Corp. (a) ....................................................... 58,853 355
Kimball Electronics, Inc. (a) ............................................... 25,200 545
nLight, Inc. (a) ......................................................... 40,682 529
OneSpan, Inc. (a) ....................................................... 32,300 375
PDF Solutions, Inc. (a) ................................................... 15,200 512
Ribbon Communications, Inc. (a) ............................................ 172,400 552
SkyWater Technology, Inc. (a) (b) ............................................ 51,900 528
TTM Technologies, Inc. (a) ................................................ 31,200 488
Veeco Instruments, Inc. (a) ................................................. 20,650 726
Vishay Precision Group, Inc. (a) ............................................. 15,000 530
7,749

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Materials (6.3%):
AdvanSix, Inc. ......................................................... 22,450 $ 642
Clearwater Paper Corp. (a) ................................................. 16,950 741
Haynes International, Inc. ................................................. 8,500 511
Koppers Holdings, Inc. ................................................... 10,850 599
Metallus, Inc. (a) ........................................................ 26,700 594
Radius Recycling, Inc. ................................................... 26,600 562
SunCoke Energy, Inc. .................................................... 33,000 372
4,021
Real Estate (4.5%):
City Office REIT, Inc. .................................................... 76,700 400
Global Medical REIT, Inc. ................................................ 64,550 565
NETSTREIT Corp. ..................................................... 44,000 808
NexPoint Residential Trust, Inc. ............................................ 14,000 451
Plymouth Industrial REIT, Inc. ............................................. 29,000 652
2,876
Utilities (0.7%):
Unitil Corp. ........................................................... 8,723 457
Total Common Stocks (Cost $49,946)
a
a
a
62,829
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 164,630 164
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (c) ............ 164,630 165
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 164,630 165
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (c) . 164,630 165
Total Collateral for Securities Loaned (Cost $659)
a
a
a
659
Total Investments (Cost $50,605) — 99.0% 63,488
Other assets in excess of liabilities — 1.0% 636
NET ASSETS - 100.00% $ 64,124
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.3%)
Communication Services (2.1%):
Liberty Media Corp.-Liberty Formula One (a) ................................... 33,476 $ 2,196
Lions Gate Entertainment Corp. , Class B (a) .................................... 167,648 1,561
Take-Two Interactive Software, Inc. (a) ........................................ 18,584 2,759
6,516
Consumer Discretionary (8.7%):
Brunswick Corp. ....................................................... 28,402 2,741
Caesars Entertainment, Inc. (a) .............................................. 66,800 2,922
Genuine Parts Co. ...................................................... 17,470 2,707
Marriott Vacations Worldwide Corp. ......................................... 26,492 2,854
Nordstrom, Inc. ........................................................ 81,377 1,650
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 141,474 2,961
PVH Corp. ........................................................... 20,379 2,866
Ralph Lauren Corp. ..................................................... 12,800 2,403
Victoria's Secret & Co. (a) ................................................. 82,987 1,608
Visteon Corp. (a) ........................................................ 17,000 1,999
Yum! Brands, Inc. ...................................................... 20,049 2,780
27,491
Consumer Staples (4.8%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 36,546 2,765
Coty, Inc. , Class A (a) .................................................... 192,454 2,302
Dollar Tree, Inc. (a) ...................................................... 15,384 2,048
Lamb Weston Holdings, Inc. ............................................... 23,176 2,469
Molson Coors Beverage Co. , Class B ......................................... 43,366 2,916
Performance Food Group Co. (a) ............................................ 37,191 2,776
15,276
Energy (6.0%):
Antero Resources Corp. (a) ................................................ 90,045 2,611
Diamondback Energy, Inc. ................................................ 17,353 3,439
Halliburton Co. ........................................................ 79,600 3,138
Hess Corp. ............................................................ 17,001 2,595
Ovintiv, Inc. .......................................................... 51,978 2,698
Phillips 66 ............................................................ 26,784 4,375
18,856
Financials (15.2%):
Annaly Capital Management, Inc. ........................................... 108,734 2,141
Arch Capital Group Ltd. (a) ................................................ 33,651 3,111
Arthur J. Gallagher & Co. ................................................. 13,384 3,346
Cincinnati Financial Corp. ................................................ 19,567 2,430
Fifth Third Bancorp ..................................................... 94,487 3,516
First Horizon Corp. ..................................................... 185,000 2,849
Global Payments, Inc. .................................................... 24,402 3,262
Huntington Bancshares, Inc. ............................................... 222,521 3,104
Lincoln National Corp. ................................................... 79,829 2,549
M&T Bank Corp. ....................................................... 19,462 2,831
Nasdaq, Inc. .......................................................... 43,500 2,745
Principal Financial Group, Inc. ............................................. 26,892 2,321
Raymond James Financial, Inc. ............................................. 25,988 3,337
Reinsurance Group of America, Inc. ......................................... 17,946 3,461
State Street Corp. ....................................................... 48,076 3,717
The Hartford Financial Services Group, Inc. .................................... 29,656 3,056
47,776
Health Care (6.8%):
Centene Corp. (a) ....................................................... 27,265 2,140
Encompass Health Corp. .................................................. 38,901 3,212
GE HealthCare Technologies, Inc. ........................................... 27,265 2,479
Jazz Pharmaceuticals PLC (a) .............................................. 14,037 1,690
Laboratory Corp. of America Holdings ........................................ 9,408 2,055

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Perrigo Co. PLC ....................................................... 64,000 $ 2,060
STERIS PLC .......................................................... 10,593 2,382
Tenet Healthcare Corp. (a) ................................................. 28,965 3,045
United Therapeutics Corp. (a) .............................................. 10,136 2,328
21,391
Industrials (23.3%):
Alight, Inc. , Class A (a) ................................................... 218,534 2,153
Carlisle Cos., Inc. ....................................................... 8,412 3,296
Clean Harbors, Inc. (a) ................................................... 14,576 2,934
Curtiss-Wright Corp. .................................................... 10,979 2,810
Delta Air Lines, Inc. ..................................................... 53,910 2,581
Ferguson PLC ......................................................... 21,227 4,637
Fluor Corp. (a) ......................................................... 64,122 2,711
Howmet Aerospace, Inc. .................................................. 32,651 2,234
ITT, Inc. ............................................................. 27,457 3,735
Jacobs Solutions, Inc. .................................................... 20,505 3,152
Johnson Controls International PLC .......................................... 24,766 1,618
Knight-Swift Transportation Holdings, Inc. .................................... 43,822 2,411
Leidos Holdings, Inc. .................................................... 23,879 3,130
PACCAR, Inc. ......................................................... 37,525 4,649
Parker-Hannifin Corp. ................................................... 8,174 4,543
Pentair PLC ........................................................... 40,999 3,503
Regal Rexnord Corp. .................................................... 18,931 3,410
Ryder System, Inc. ...................................................... 18,080 2,173
Saia, Inc. (a) ........................................................... 4,769 2,790
Textron, Inc. .......................................................... 31,848 3,055
The Brink's Co. ........................................................ 26,270 2,427
Valmont Industries, Inc. .................................................. 12,233 2,793
WESCO International, Inc. ................................................ 15,315 2,623
Westinghouse Air Brake Technologies Corp. .................................... 28,126 4,097
73,465
Information Technology (8.8%):
Amdocs Ltd. .......................................................... 27,667 2,500
Ciena Corp. (a) ......................................................... 39,107 1,934
Flex Ltd. (a) ........................................................... 82,744 2,367
Gen Digital, Inc. ....................................................... 125,093 2,802
HP, Inc. .............................................................. 98,700 2,983
Jabil, Inc. ............................................................ 18,050 2,418
Marvell Technology, Inc. ................................................. 29,616 2,099
Microchip Technology, Inc. ................................................ 27,825 2,496
MKS Instruments, Inc. ................................................... 17,934 2,385
ON Semiconductor Corp. (a) ............................................... 13,475 991
TD SYNNEX Corp. ..................................................... 18,879 2,135
Western Digital Corp. (a) .................................................. 40,554 2,768
27,878
Materials (7.8%):
ATI, Inc. (a) ........................................................... 60,870 3,115
Celanese Corp. ......................................................... 22,122 3,802
Cleveland-Cliffs, Inc. (a) .................................................. 161,000 3,661
Corteva, Inc. .......................................................... 65,792 3,794
Martin Marietta Materials, Inc. ............................................. 5,959 3,658
Reliance, Inc. .......................................................... 9,878 3,301
Westlake Corp. ........................................................ 20,541 3,139
24,470
Real Estate (7.4%):
Apartment Income REIT Corp. ............................................. 71,684 2,328
Essex Property Trust, Inc. ................................................. 13,439 3,290
Federal Realty Investment Trust ............................................ 25,414 2,595
Host Hotels & Resorts, Inc. ................................................ 118,300 2,446
Realty Income Corp. .................................................... 71,323 3,859

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
VICI Properties, Inc. .................................................... 111,000 $ 3,307
Welltower, Inc. ......................................................... 29,891 2,793
Weyerhaeuser Co. ...................................................... 79,373 2,850
23,468
Utilities (8.4%):
CenterPoint Energy, Inc. .................................................. 87,644 2,497
Constellation Energy Corp. ................................................ 22,087 4,083
Evergy, Inc. ........................................................... 41,010 2,189
FirstEnergy Corp. ....................................................... 65,171 2,517
National Fuel Gas Co. ................................................... 36,453 1,958
Pinnacle West Capital Corp. (b) ............................................. 37,700 2,817
PPL Corp. ............................................................ 99,948 2,751
UGI Corp. ............................................................ 103,100 2,530
Vistra Corp. ........................................................... 39,722 2,767
Xcel Energy, Inc. ....................................................... 42,136 2,265
26,374
Total Common Stocks (Cost $241,397)
a
a
a
312,961
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 516,800 516
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (c) ............ 516,800 517
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 516,800 517
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (c) . 516,800 517
Total Collateral for Securities Loaned (Cost $2,067)
a
a
a
2,067
Total Investments (Cost $243,464) — 100.0% 315,028
Other assets in excess of liabilities — 0.0%(d) 125
NET ASSETS - 100.00% $ 315,153
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
(d) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.3%)
Communication Services (2.0%):
Cinemark Holdings, Inc. (a) ................................................ 700,200 $ 12,583
Lions Gate Entertainment Corp. , Class B (a) .................................... 813,800 7,576
Magnite, Inc. (a) ........................................................ 950,000 10,213
30,372
Consumer Discretionary (8.8%):
Bloomin' Brands, Inc. .................................................... 428,700 12,295
Light & Wonder, Inc. (a) .................................................. 91,000 9,290
Marriott Vacations Worldwide Corp. ......................................... 137,500 14,813
Modine Manufacturing Co. (a) .............................................. 123,700 11,775
Nordstrom, Inc. ........................................................ 767,400 15,555
PVH Corp. ........................................................... 81,400 11,446
Sally Beauty Holdings, Inc. (a) .............................................. 970,900 12,059
Steven Madden Ltd. ..................................................... 244,000 10,316
The Buckle, Inc. ........................................................ 215,000 8,658
The Gap, Inc. .......................................................... 296,000 8,155
Victoria's Secret & Co. (a) ................................................. 406,100 7,870
Visteon Corp. (a) ........................................................ 84,500 9,938
132,170
Consumer Staples (2.4%):
Edgewell Personal Care Co. ............................................... 206,300 7,971
The Andersons, Inc. ..................................................... 198,100 11,365
The Chefs' Warehouse, Inc. (a) .............................................. 222,000 8,361
The Simply Good Foods Co. (a) ............................................. 216,900 7,381
35,078
Energy (10.5%):
Atlas Energy Solutions, Inc. (b) ............................................. 588,000 13,301
California Resources Corp. ................................................ 181,600 10,006
Chord Energy Corp. ..................................................... 94,300 16,808
Civitas Resources, Inc. ................................................... 181,800 13,800
Diamond Offshore Drilling, Inc. (a) .......................................... 1,046,400 14,273
International Seaways, Inc. ................................................ 261,400 13,907
Matador Resources Co. ................................................... 253,200 16,906
Murphy Oil Corp. ...................................................... 368,600 16,845
Permian Resources Corp. ................................................. 1,193,000 21,068
Scorpio Tankers, Inc. .................................................... 152,400 10,904
Uranium Energy Corp. (a) ................................................. 1,305,000 8,809
156,627
Financials (20.4%):
AGNC Investment Corp. (b) ............................................... 1,564,000 15,484
Ameris Bancorp ........................................................ 258,000 12,482
Artisan Partners Asset Management, Inc. , Class A ................................ 170,400 7,799
Assured Guaranty Ltd. ................................................... 129,500 11,299
Atlantic Union Bankshares Corp. ............................................ 366,300 12,934
Banc of California, Inc. .................................................. 541,200 8,232
Bank of Hawaii Corp. .................................................... 188,900 11,785
Banner Corp. .......................................................... 277,700 13,330
Bread Financial Holdings, Inc. ............................................. 312,000 11,619
Dynex Capital, Inc. ..................................................... 866,000 10,782
First Bancorp .......................................................... 288,000 10,402
First Merchants Corp. .................................................... 410,800 14,337
Glacier Bancorp, Inc. .................................................... 410,000 16,515
Kemper Corp. ......................................................... 136,900 8,477
Ladder Capital Corp. .................................................... 837,000 9,316
MGIC Investment Corp. .................................................. 669,900 14,979
Northwest Bancshares, Inc. ................................................ 1,110,000 12,931
Pacific Premier Bancorp, Inc. .............................................. 556,200 13,349
Primerica, Inc. ......................................................... 40,000 10,118
Prosperity Bancshares, Inc. ................................................ 138,000 9,078

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
RLI Corp. ............................................................ 59,300 $ 8,804
Skyward Specialty Insurance Group, Inc. (a) .................................... 277,700 10,389
SouthState Corp. ....................................................... 221,100 18,800
Synovus Financial Corp. .................................................. 199,700 8,000
Veritex Holdings, Inc. .................................................... 548,000 11,228
Virtus Investment Partners, Inc. ............................................. 50,100 12,424
304,893
Health Care (6.8%):
Brookdale Senior Living, Inc. (a) ............................................ 1,245,900 8,235
Collegium Pharmaceutical, Inc. (a) ........................................... 217,400 8,439
Encompass Health Corp. .................................................. 93,800 7,746
Fortrea Holdings, Inc. (a) .................................................. 300,000 12,042
Haemonetics Corp. (a) .................................................... 91,700 7,827
LivaNova PLC (a) ....................................................... 253,000 14,153
Perrigo Co. PLC ....................................................... 225,400 7,256
Prestige Consumer Healthcare, Inc. (a) ........................................ 173,200 12,567
Select Medical Holdings Corp. ............................................. 416,500 12,557
Supernus Pharmaceuticals, Inc. (a) ........................................... 327,900 11,185
102,007
Industrials (16.8%):
Alight, Inc. , Class A (a) ................................................... 1,176,400 11,588
ArcBest Corp. ......................................................... 96,800 13,794
Atkore, Inc. ........................................................... 62,100 11,821
BWX Technologies, Inc. .................................................. 86,900 8,918
Curtiss-Wright Corp. .................................................... 33,000 8,446
Esab Corp. ............................................................ 95,200 10,526
Fluor Corp. (a) ......................................................... 259,200 10,959
Genco Shipping & Trading Ltd. ............................................. 458,500 9,321
Gibraltar Industries, Inc. (a) ................................................ 176,000 14,173
Hub Group, Inc. , Class A ................................................. 244,500 10,567
Korn Ferry ........................................................... 212,600 13,981
Moog, Inc. , Class A ..................................................... 100,000 15,965
Ryder System, Inc. ...................................................... 80,000 9,615
Terex Corp. ........................................................... 172,400 11,103
The Brink's Co. ........................................................ 155,700 14,384
The Greenbrier Cos., Inc. ................................................. 179,400 9,347
UFP Industries, Inc. ..................................................... 131,500 16,176
Valmont Industries, Inc. .................................................. 47,800 10,912
Vestis Corp. ........................................................... 613,400 11,820
Wabash National Corp. ................................................... 347,300 10,398
Werner Enterprises, Inc. .................................................. 225,800 8,833
WESCO International, Inc. ................................................ 53,100 9,095
251,742
Information Technology (7.6%):
Belden, Inc. ........................................................... 152,500 14,123
Diodes, Inc. (a) ......................................................... 174,100 12,274
FormFactor, Inc. (a) ..................................................... 253,500 11,567
Harmonic, Inc. (a) ....................................................... 875,800 11,771
Kulicke & Soffa Industries, Inc. ............................................. 225,000 11,320
MKS Instruments, Inc. ................................................... 57,400 7,634
Plexus Corp. (a) ........................................................ 93,000 8,818
Sanmina Corp. (a) ....................................................... 196,400 12,212
Synaptics, Inc. (a) ....................................................... 116,900 11,405
Veeco Instruments, Inc. (a) ................................................. 359,400 12,640
113,764
Materials (8.5%):
Arch Resources, Inc. .................................................... 97,000 15,597
ATI, Inc. (a) ........................................................... 314,400 16,088
Commercial Metals Co. .................................................. 315,500 18,542
Ecovyst, Inc. (a) ........................................................ 877,500 9,784

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Huntsman Corp. ........................................................ 400,000 $ 10,412
Ingevity Corp. (a) ....................................................... 280,000 13,356
Orion SA ............................................................. 503,300 11,838
Summit Materials, Inc. , Class A (a) .......................................... 395,700 17,636
Tronox Holdings PLC ................................................... 783,700 13,597
126,850
Real Estate (8.6%):
Alexander & Baldwin, Inc. ................................................ 453,300 7,466
CareTrust REIT, Inc. .................................................... 384,000 9,358
Cushman & Wakefield PLC (a) ............................................. 1,057,000 11,056
DiamondRock Hospitality Co. .............................................. 1,262,500 12,133
Easterly Government Properties, Inc. ......................................... 900,000 10,359
Essential Properties Realty Trust, Inc. ........................................ 507,500 13,530
LXP Industrial Trust ..................................................... 1,370,000 12,357
Sabra Health Care REIT, Inc. .............................................. 788,500 11,646
SITE Centers Corp. ..................................................... 1,038,000 15,207
STAG Industrial, Inc. .................................................... 198,200 7,619
Summit Hotel Properties, Inc. .............................................. 1,227,000 7,988
Veris Residential, Inc. .................................................... 601,200 9,144
127,863
Utilities (4.9%):
ALLETE, Inc. ......................................................... 237,800 14,182
National Fuel Gas Co. ................................................... 218,000 11,711
Northwestern Energy Group, Inc. ........................................... 244,100 12,432
ONE Gas, Inc. ......................................................... 170,800 11,022
Portland General Electric Co. .............................................. 306,900 12,890
Spire, Inc. ............................................................ 174,000 10,678
72,915
Total Common Stocks (Cost $1,168,867)
a
a
a
1,454,281
Exchange-Traded Funds (0.6%)
iShares Russell 2000 Value ETF ............................................ 60,000 9,528
Total Exchange-Traded Funds (Cost $8,888)
a
a
a
9,528
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 2,079,032 2,079
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (c) ............ 2,079,032 2,079
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 2,079,032 2,079
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (c) . 2,079,032 2,079
Total Collateral for Securities Loaned (Cost $8,316)
a
a
a
8,316
Total Investments (Cost $1,186,071) — 98.5% 1,472,125
Other assets in excess of liabilities — 1.5% 22,704
NET ASSETS - 100.00% $ 1,494,829
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.2%)
Communication Services (1.9%):
Cinemark Holdings, Inc. (a) ................................................ 142,481 $ 2,561
Liberty Media Corp.-Liberty Formula One (a) ................................... 27,947 1,833
Lions Gate Entertainment Corp. , Class B (a) .................................... 161,537 1,504
5,898
Consumer Discretionary (11.4%):
Bloomin' Brands, Inc. .................................................... 89,979 2,581
Brunswick Corp. ....................................................... 28,027 2,705
Caesars Entertainment, Inc. (a) .............................................. 65,505 2,865
Churchill Downs, Inc. .................................................... 15,497 1,918
Light & Wonder, Inc. (a) .................................................. 17,186 1,754
Marriott Vacations Worldwide Corp. ......................................... 30,209 3,254
Nordstrom, Inc. ........................................................ 167,075 3,387
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 151,286 3,166
PVH Corp. ........................................................... 23,135 3,253
Ralph Lauren Corp. ..................................................... 12,700 2,385
Sally Beauty Holdings, Inc. (a) .............................................. 196,163 2,436
Steven Madden Ltd. ..................................................... 50,723 2,145
Victoria's Secret & Co. (a) ................................................. 83,770 1,623
Visteon Corp. (a) ........................................................ 16,850 1,982
35,454
Consumer Staples (4.0%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 33,681 2,548
Coty, Inc. , Class A (a) .................................................... 195,547 2,339
Molson Coors Beverage Co. , Class B ......................................... 37,478 2,520
Performance Food Group Co. (a) ............................................ 39,417 2,942
Post Holdings, Inc. (a) .................................................... 20,800 2,211
12,560
Energy (6.2%):
Antero Resources Corp. (a) ................................................ 65,300 1,894
Cactus, Inc. , Class A ..................................................... 44,747 2,241
California Resources Corp. ................................................ 36,177 1,993
Chord Energy Corp. ..................................................... 13,084 2,332
Civitas Resources, Inc. ................................................... 27,752 2,107
Diamond Offshore Drilling, Inc. (a) .......................................... 145,784 1,989
International Seaways, Inc. ................................................ 35,217 1,874
Ovintiv, Inc. .......................................................... 44,263 2,297
Permian Resources Corp. ................................................. 146,278 2,583
19,310
Financials (15.8%):
AGNC Investment Corp. (b) ............................................... 268,886 2,662
American Financial Group, Inc. ............................................. 16,638 2,271
Annaly Capital Management, Inc. ........................................... 148,861 2,931
Artisan Partners Asset Management, Inc. , Class A ................................ 34,078 1,560
Assurant, Inc. ......................................................... 12,034 2,265
Atlantic Union Bankshares Corp. ............................................ 63,037 2,226
Bread Financial Holdings, Inc. ............................................. 63,650 2,370
East West Bancorp, Inc. .................................................. 30,370 2,403
Euronet Worldwide, Inc. (a) ................................................ 22,373 2,459
First Horizon Corp. ..................................................... 221,700 3,414
Glacier Bancorp, Inc. .................................................... 71,446 2,878
Kinsale Capital Group, Inc. ................................................ 4,004 2,101
Lincoln National Corp. ................................................... 65,919 2,105
MGIC Investment Corp. .................................................. 148,800 3,327
Prosperity Bancshares, Inc. ................................................ 35,950 2,365
Reinsurance Group of America, Inc. ......................................... 13,085 2,524
SouthState Corp. ....................................................... 33,521 2,850
Synovus Financial Corp. .................................................. 51,000 2,043
Veritex Holdings, Inc. .................................................... 107,956 2,212

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Voya Financial, Inc. ..................................................... 31,582 $ 2,335
49,301
Health Care (7.1%):
Encompass Health Corp. .................................................. 35,377 2,921
Fortrea Holdings, Inc. (a) .................................................. 62,995 2,528
Jazz Pharmaceuticals PLC (a) .............................................. 12,960 1,561
LivaNova PLC (a) ....................................................... 41,113 2,300
Perrigo Co. PLC ....................................................... 68,737 2,213
Prestige Consumer Healthcare, Inc. (a) ........................................ 34,248 2,485
Select Medical Holdings Corp. ............................................. 75,978 2,291
Tenet Healthcare Corp. (a) ................................................. 32,551 3,421
United Therapeutics Corp. (a) .............................................. 10,905 2,505
22,225
Industrials (23.3%):
Alight, Inc. , Class A (a) ................................................... 257,796 2,539
Atkore, Inc. ........................................................... 15,265 2,906
Carlisle Cos., Inc. ....................................................... 11,550 4,526
Clean Harbors, Inc. (a) ................................................... 16,400 3,301
Core & Main, Inc. , Class A (a) .............................................. 53,700 3,074
Curtiss-Wright Corp. .................................................... 11,730 3,002
Fluor Corp. (a) ......................................................... 64,763 2,738
ITT, Inc. ............................................................. 30,128 4,098
Jacobs Solutions, Inc. .................................................... 15,234 2,342
Kirby Corp. (a) ......................................................... 32,875 3,134
Knight-Swift Transportation Holdings, Inc. .................................... 47,736 2,626
Korn Ferry ........................................................... 43,788 2,880
Leidos Holdings, Inc. .................................................... 18,336 2,404
Oshkosh Corp. ......................................................... 20,516 2,559
Pentair PLC ........................................................... 47,494 4,058
Ryder System, Inc. ...................................................... 21,486 2,582
Saia, Inc. (a) ........................................................... 6,470 3,785
SkyWest, Inc. (a) ........................................................ 33,881 2,341
Terex Corp. ........................................................... 36,025 2,320
Textron, Inc. .......................................................... 41,350 3,967
The Brink's Co. ........................................................ 34,489 3,186
Valmont Industries, Inc. .................................................. 13,643 3,114
Vestis Corp. ........................................................... 129,677 2,499
WESCO International, Inc. ................................................ 15,281 2,617
72,598
Information Technology (8.5%):
Amdocs Ltd. .......................................................... 27,999 2,530
Belden, Inc. ........................................................... 28,673 2,656
Ciena Corp. (a) ......................................................... 44,691 2,210
Diodes, Inc. (a) ......................................................... 34,650 2,443
Flex Ltd. (a) ........................................................... 87,600 2,506
FormFactor, Inc. (a) ..................................................... 54,224 2,474
Jabil, Inc. ............................................................ 19,350 2,592
Kulicke & Soffa Industries, Inc. ............................................. 46,000 2,314
MKS Instruments, Inc. ................................................... 20,060 2,668
Synaptics, Inc. (a) ....................................................... 20,200 1,971
TD SYNNEX Corp. ..................................................... 18,709 2,116
26,480
Materials (8.9%):
Arch Resources, Inc. .................................................... 19,453 3,128
ATI, Inc. (a) ........................................................... 60,720 3,107
Cleveland-Cliffs, Inc. (a) .................................................. 177,240 4,030
Commercial Metals Co. .................................................. 58,980 3,466
Huntsman Corp. ........................................................ 93,118 2,424
Ingevity Corp. (a) ....................................................... 58,881 2,809
Reliance, Inc. .......................................................... 10,824 3,617

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Summit Materials, Inc. , Class A (a) .......................................... 55,289 $ 2,464
Westlake Corp. ........................................................ 18,662 2,852
27,897
Real Estate (7.5%):
Apartment Income REIT Corp. ............................................. 81,902 2,660
Camden Property Trust ................................................... 27,350 2,691
Cushman & Wakefield PLC (a) ............................................. 223,500 2,338
Federal Realty Investment Trust ............................................ 29,644 3,027
First Industrial Realty Trust, Inc. ............................................ 70,029 3,679
Gaming and Leisure Properties, Inc. ......................................... 75,500 3,478
Highwoods Properties, Inc. ................................................ 95,876 2,510
Host Hotels & Resorts, Inc. ................................................ 138,350 2,861
23,244
Utilities (4.6%):
ALLETE, Inc. ......................................................... 49,754 2,967
National Fuel Gas Co. ................................................... 55,733 2,994
Pinnacle West Capital Corp. (b) ............................................. 38,835 2,902
UGI Corp. ............................................................ 114,615 2,813
Vistra Corp. ........................................................... 36,454 2,539
14,215
Total Common Stocks (Cost $248,786)
a
a
a
309,182
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 578,267 579
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (c) ............ 578,267 578
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 578,267 578
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (c) . 578,267 578
Total Collateral for Securities Loaned (Cost $2,313)
a
a
a
2,313
Total Investments (Cost $251,099) — 99.9% 311,495
Other assets in excess of liabilities — 0.1% 378
NET ASSETS - 100.00% $ 311,873
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Munder Multi-Cap Fund

(Unaudited)
T
Security Description Shares
Value
(000)
Common Stocks (97.8%)
Communication Services (9.0%):
Alphabet, Inc. , Class A (a) ................................................. 139,960 $ 21,124
Meta Platforms, Inc. , Class A .............................................. 18,600 9,032
Netflix, Inc. (a) ......................................................... 4,500 2,733
The New York Times Co. , Class A ........................................... 82,500 3,566
T-Mobile US, Inc. ...................................................... 14,400 2,350
Yelp, Inc. (a) ........................................................... 70,300 2,770
41,575
Communications Equipment (0.6%):
Arista Networks, Inc. (a) .................................................. 9,600 2,784
Consumer Discretionary (10.9%):
Amazon.com, Inc. (a) .................................................... 95,100 17,154
AutoZone, Inc. (a) ....................................................... 1,600 5,043
Booking Holdings, Inc. (a) ................................................. 700 2,540
D.R. Horton, Inc. ....................................................... 29,700 4,887
O'Reilly Automotive, Inc. (a) ............................................... 4,100 4,628
PulteGroup, Inc. ........................................................ 23,400 2,823
Starbucks Corp. ........................................................ 42,000 3,838
Tesla, Inc. (a) .......................................................... 7,200 1,266
Toll Brothers, Inc. ...................................................... 21,700 2,807
TopBuild Corp. (a) ...................................................... 11,300 4,980
49,966
Consumer Staples (2.9%):
BellRing Brands, Inc. (a) .................................................. 104,000 6,139
Casey's General Stores, Inc. ............................................... 13,400 4,267
Philip Morris International, Inc. ............................................. 30,000 2,749
13,155
Electronic Equipment, Instruments & Components (2.3%):
Badger Meter, Inc. ...................................................... 26,900 4,353
Fabrinet (a) ............................................................ 33,400 6,313
10,666
Energy (5.3%):
Diamondback Energy, Inc. ................................................ 30,700 6,084
EOG Resources, Inc. .................................................... 38,300 4,896
Halliburton Co. ........................................................ 69,800 2,752
Matador Resources Co. ................................................... 79,800 5,328
Oceaneering International, Inc. (a) ........................................... 124,900 2,923
Schlumberger NV ...................................................... 44,900 2,461
24,444
Financials (15.5%):
Ameriprise Financial, Inc. ................................................. 15,000 6,577
Axos Financial, Inc. (a) ................................................... 76,800 4,150
Chubb Ltd. ........................................................... 16,900 4,379
Corebridge Financial, Inc. (b) ............................................... 126,900 3,646
First Citizens BancShares, Inc. , Class A ....................................... 1,700 2,780
Fiserv, Inc. (a) .......................................................... 30,800 4,922
Globe Life, Inc. ........................................................ 43,700 5,085
Interactive Brokers Group, Inc. ............................................. 45,600 5,094
JPMorgan Chase & Co. .................................................. 35,400 7,091
Kinsale Capital Group, Inc. ................................................ 7,200 3,778
LPL Financial Holdings, Inc. ............................................... 16,000 4,227
NMI Holdings, Inc. , Class A (a) ............................................. 87,900 2,843
The Bancorp, Inc. (a) ..................................................... 108,100 3,617
Visa, Inc. , Class A ...................................................... 29,500 8,233
W.R. Berkley Corp. ..................................................... 54,300 4,802
71,224

Victory Portfolios
Victory Munder Multi-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Health Care (16.0%):
Amphastar Pharmaceuticals, Inc. (a) .......................................... 98,900 $ 4,343
Cencora, Inc. (b) ........................................................ 18,800 4,568
Elevance Health, Inc. .................................................... 8,100 4,200
Eli Lilly & Co. ......................................................... 16,800 13,070
HCA Healthcare, Inc. .................................................... 20,200 6,737
McKesson Corp. ....................................................... 8,500 4,563
Medpace Holdings, Inc. (a) ................................................ 11,300 4,567
Novo Nordisk A/S , ADR .................................................. 51,000 6,548
ResMed, Inc. .......................................................... 24,600 4,872
Stryker Corp. .......................................................... 13,800 4,939
The Cigna Group ....................................................... 14,100 5,121
The Ensign Group, Inc. ................................................... 36,700 4,566
Veeva Systems, Inc. , Class A (a) ............................................. 12,000 2,780
Vertex Pharmaceuticals, Inc. (a) ............................................. 6,300 2,634
73,508
Industrials (10.1%):
Allison Transmission Holdings, Inc. ......................................... 37,500 3,044
Comfort Systems USA, Inc. ............................................... 17,300 5,496
EMCOR Group, Inc. .................................................... 20,100 7,039
GXO Logistics, Inc. (a) ................................................... 47,800 2,570
Parsons Corp. (a) ....................................................... 33,400 2,771
Saia, Inc. (a) ........................................................... 8,200 4,797
Textron, Inc. .......................................................... 71,900 6,897
United Rentals, Inc. ..................................................... 6,700 4,831
Verra Mobility Corp. (a) .................................................. 109,800 2,742
W.W. Grainger, Inc. ..................................................... 3,300 3,357
Westinghouse Air Brake Technologies Corp. .................................... 20,100 2,928
46,472
Materials (1.1%):
Linde PLC ............................................................ 4,900 2,275
Summit Materials, Inc. , Class A (a) .......................................... 58,430 2,604
4,879
Real Estate (1.6%):
Simon Property Group, Inc. ............................................... 23,700 3,709
VICI Properties, Inc. .................................................... 130,800 3,896
7,605
Semiconductors & Semiconductor Equipment (8.4%):
Axcelis Technologies, Inc. (a) .............................................. 19,400 2,164
Broadcom, Inc. ........................................................ 4,900 6,495
Microchip Technology, Inc. ................................................ 51,400 4,611
NVIDIA Corp. ......................................................... 19,400 17,529
ON Semiconductor Corp. (a) ............................................... 55,600 4,089
Photronics, Inc. (a) ...................................................... 140,500 3,979
38,867
Software (9.8%):
Adobe, Inc. (a) ......................................................... 6,000 3,027
Cadence Design Systems, Inc. (a) ............................................ 24,300 7,564
Microsoft Corp. ........................................................ 74,960 31,536
ServiceNow, Inc. (a) ..................................................... 4,000 3,050
45,177
Technology Hardware, Storage & Peripherals (4.3%):
Apple, Inc. ........................................................... 114,780 19,682
Total Common Stocks (Cost $287,415)
a
a
a
450,004

Victory Portfolios
Victory Munder Multi-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Exchange-Traded Funds (1.0%)
iShares Russell 3000 ETF (b) ............................................... 15,400 $ 4,622
Total Exchange-Traded Funds (Cost $4,003)
a
a
a
4,622
Collateral for Securities Loaned (1.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 2,223,093 2,223
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (c) ............ 2,223,093 2,223
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 2,223,093 2,223
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (c) . 2,223,093 2,223
Total Collateral for Securities Loaned (Cost $8,892)
a
a
a
8,892
Total Investments (Cost $300,310) — 100.7% 463,518
Liabilities in excess of other assets — (0.7)% (3,439)
NET ASSETS - 100.00% $ 460,079
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.1%)
Communication Services (8.9%):
Alphabet, Inc., Class A(a) ................................................. 36,703 $ 5,540
Alphabet, Inc., Class C(a) ................................................. 30,729 4,679
AT&T, Inc. ........................................................... 44,532 784
Charter Communications, Inc., Class A(a) ..................................... 615 179
Comcast Corp., Class A .................................................. 24,679 1,070
Electronic Arts, Inc. ..................................................... 1,515 201
Fox Corp., Class A ...................................................... 1,490 47
Fox Corp., Class B ...................................................... 822 23
Live Nation Entertainment, Inc.(a) ........................................... 884 93
Match Group, Inc.(a) .................................................... 1,693 61
Meta Platforms, Inc., Class A .............................................. 13,702 6,653
Netflix, Inc.(a) ......................................................... 2,695 1,637
News Corp., Class A ..................................................... 2,367 62
News Corp., Class B .................................................... 714 19
Omnicom Group, Inc. .................................................... 1,233 119
Paramount Global, Class B ................................................ 3,005 35
Take-Two Interactive Software, Inc.(a) ........................................ 988 147
The Interpublic Group of Cos., Inc. .......................................... 2,385 78
The Walt Disney Co. .................................................... 11,425 1,398
T-Mobile US, Inc. ...................................................... 3,252 531
Verizon Communications, Inc. .............................................. 26,185 1,099
Warner Bros Discovery, Inc.(a) ............................................. 13,821 121
24,576
Communications Equipment (0.8%):
Arista Networks, Inc.(a) .................................................. 1,569 455
Cisco Systems, Inc. ..................................................... 25,308 1,263
F5, Inc.(a) ............................................................ 366 70
Juniper Networks, Inc. ................................................... 2,005 74
Motorola Solutions, Inc. .................................................. 1,034 367
2,229
Consumer Discretionary (10.2%):
Airbnb, Inc., Class A(a) .................................................. 2,713 448
Amazon.com, Inc.(a) .................................................... 56,932 10,269
Aptiv PLC(a) .......................................................... 1,738 138
AutoZone, Inc.(a) ....................................................... 108 340
Bath & Body Works, Inc. ................................................. 1,407 70
Best Buy Co., Inc. ...................................................... 1,194 98
Booking Holdings, Inc.(a) ................................................. 217 787
BorgWarner, Inc. ....................................................... 1,431 50
Caesars Entertainment, Inc.(a) .............................................. 1,344 59
CarMax, Inc. (a) ........................................................ 984 86
Carnival Corp.(a) ....................................................... 6,275 103
Chipotle Mexican Grill, Inc.(a) ............................................. 171 497
D.R. Horton, Inc. ....................................................... 1,860 306
Darden Restaurants, Inc. .................................................. 744 124
Deckers Outdoor Corp.(a) ................................................. 159 150
Domino's Pizza, Inc. ..................................................... 217 108
eBay, Inc. ............................................................ 3,232 171
Etsy, Inc.(a) ........................................................... 746 51
Expedia Group, Inc.(a) ................................................... 814 112
Ford Motor Co. ........................................................ 24,308 323
Garmin Ltd. ........................................................... 953 142
General Motors Co. ..................................................... 7,190 326
Genuine Parts Co. ...................................................... 873 135
Hasbro, Inc. ........................................................... 812 46
Hilton Worldwide Holdings, Inc. ............................................ 1,571 335
Las Vegas Sands Corp. ................................................... 2,300 119
Lennar Corp., Class A .................................................... 1,539 265
LKQ Corp. ........................................................... 1,667 89

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Lowe's Cos., Inc. ....................................................... 3,582 $ 912
Lululemon Athletica, Inc.(a) ............................................... 715 279
Marriott International, Inc., Class A .......................................... 1,537 388
McDonald's Corp. ...................................................... 4,518 1,274
MGM Resorts International(a) .............................................. 1,702 80
Mohawk Industries, Inc.(a) ................................................ 329 43
NIKE, Inc., Class B ..................................................... 7,581 712
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 2,650 55
NVR, Inc.(a) .......................................................... 20 162
O'Reilly Automotive, Inc.(a) ............................................... 368 415
Pool Corp. ............................................................ 241 97
PulteGroup, Inc. ........................................................ 1,321 159
Ralph Lauren Corp. ..................................................... 243 46
Ross Stores, Inc. ....................................................... 2,097 308
Royal Caribbean Cruises Ltd.(a) ............................................ 1,469 204
Starbucks Corp. ........................................................ 7,052 645
Tapestry, Inc. .......................................................... 1,429 68
Tesla, Inc.(a) .......................................................... 17,257 3,034
The Home Depot, Inc. ................................................... 6,199 2,378
The TJX Cos., Inc. ...................................................... 7,098 720
Tractor Supply Co. ...................................................... 673 176
Ulta Beauty, Inc.(a) ..................................................... 302 158
VF Corp. ............................................................. 2,058 32
Wynn Resorts Ltd. ...................................................... 594 61
Yum! Brands, Inc. ...................................................... 1,750 243
28,396
Consumer Staples (5.9%):
Altria Group, Inc. ....................................................... 10,983 479
Archer-Daniels-Midland Co. ............................................... 3,322 209
Brown-Forman Corp., Class B ............................................. 1,126 58
Bunge Global SA ....................................................... 905 93
Campbell Soup Co. ..................................................... 1,225 54
Church & Dwight Co., Inc. ................................................ 1,535 160
Colgate-Palmolive Co. ................................................... 5,128 462
Conagra Brands, Inc. .................................................... 2,977 88
Constellation Brands, Inc., Class A .......................................... 1,002 272
Costco Wholesale Corp. .................................................. 2,764 2,025
Dollar General Corp. .................................................... 1,367 213
Dollar Tree, Inc.(a) ...................................................... 1,289 172
General Mills, Inc. ...................................................... 3,537 247
Hormel Foods Corp. ..................................................... 1,805 63
Kellanova ............................................................ 1,643 94
Kenvue, Inc. .......................................................... 10,734 230
Keurig Dr Pepper, Inc. ................................................... 6,486 199
Kimberly-Clark Corp. .................................................... 2,098 271
Lamb Weston Holdings, Inc. ............................................... 899 96
McCormick & Co., Inc. .................................................. 1,566 120
Molson Coors Beverage Co., Class B ......................................... 1,153 78
Mondelez International, Inc., Class A ......................................... 8,386 587
Monster Beverage Corp.(a) ................................................ 4,601 273
PepsiCo, Inc. .......................................................... 8,560 1,498
Philip Morris International, Inc. ............................................. 9,669 886
Sysco Corp. ........................................................... 3,101 252
Target Corp. .......................................................... 2,875 509
The Clorox Co. ........................................................ 773 118
The Coca-Cola Co. ...................................................... 24,235 1,483
The Estee Lauder Cos., Inc. ............................................... 1,451 224
The Hershey Co. ....................................................... 934 182
The J.M. Smucker Co. ................................................... 661 83
The Kraft Heinz Co. ..................................................... 4,965 183
The Kroger Co. ........................................................ 4,122 236
The Procter & Gamble Co. ................................................ 14,655 2,378

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Tyson Foods, Inc., Class A ................................................ 1,783 $ 105
Walgreens Boots Alliance, Inc. ............................................. 4,458 97
Walmart, Inc. .......................................................... 26,661 1,604
16,381
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A ................................................. 3,736 431
CDW Corp. ........................................................... 834 213
Corning, Inc. .......................................................... 4,782 158
Jabil, Inc. ............................................................ 794 106
Keysight Technologies, Inc.(a) ............................................. 1,088 170
TE Connectivity Ltd. .................................................... 1,923 279
Teledyne Technologies, Inc.(a) ............................................. 294 126
Trimble, Inc.(a) ........................................................ 1,549 100
Zebra Technologies Corp.(a) ............................................... 320 97
1,680
Energy (3.9%):
APA Corp. ............................................................ 1,888 65
Baker Hughes Co. ...................................................... 6,234 209
Chevron Corp. ......................................................... 10,803 1,704
ConocoPhillips ........................................................ 7,338 934
Coterra Energy, Inc. ..................................................... 4,685 131
Devon Energy Corp. ..................................................... 3,990 200
Diamondback Energy, Inc. ................................................ 1,115 221
EOG Resources, Inc. .................................................... 3,632 464
EQT Corp. ............................................................ 2,562 95
Exxon Mobil Corp. ..................................................... 24,732 2,875
Halliburton Co. ........................................................ 5,544 218
Hess Corp. ............................................................ 1,714 262
Kinder Morgan, Inc. ..................................................... 12,044 221
Marathon Oil Corp. ..................................................... 3,645 103
Marathon Petroleum Corp. ................................................ 2,292 462
Occidental Petroleum Corp. ............................................... 4,099 266
ONEOK, Inc. .......................................................... 3,628 291
Phillips 66 ............................................................ 2,678 437
Pioneer Natural Resources Co. ............................................. 1,455 382
Schlumberger NV ...................................................... 8,890 487
Targa Resources Corp. ................................................... 1,389 156
The Williams Cos., Inc. .................................................. 7,577 295
Valero Energy Corp. ..................................................... 2,120 362
10,840
Financials (13.0%):
Aflac, Inc. ............................................................ 3,279 281
American Express Co. ................................................... 3,562 811
American International Group, Inc. .......................................... 4,372 342
Ameriprise Financial, Inc. ................................................. 624 274
Aon PLC, Class A ...................................................... 1,247 416
Arch Capital Group Ltd.(a) ................................................ 2,311 214
Arthur J. Gallagher & Co. ................................................. 1,350 338
Assurant, Inc. ......................................................... 323 61
Bank of America Corp. ................................................... 42,881 1,626
Berkshire Hathaway, Inc., Class B(a) ......................................... 11,332 4,765
BlackRock, Inc. ........................................................ 871 726
Blackstone, Inc. ........................................................ 4,480 589
Brown & Brown, Inc. .................................................... 1,471 129
Capital One Financial Corp. ............................................... 2,369 353
Cboe Global Markets, Inc. ................................................ 657 121
Chubb Ltd. ........................................................... 2,524 654
Cincinnati Financial Corp. ................................................ 978 121
Citigroup, Inc. ......................................................... 11,853 750
Citizens Financial Group, Inc. .............................................. 2,904 105
CME Group, Inc. ....................................................... 2,242 483

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Comerica, Inc. ......................................................... 821 $ 45
Discover Financial Services ............................................... 1,557 204
Everest Group Ltd. ...................................................... 270 107
FactSet Research Systems, Inc. ............................................. 237 108
Fidelity National Information Services, Inc. .................................... 3,690 274
Fifth Third Bancorp ..................................................... 4,242 158
Fiserv, Inc.(a) .......................................................... 3,738 597
Franklin Resources, Inc. .................................................. 1,869 53
Global Payments, Inc. .................................................... 1,622 217
Globe Life, Inc. ........................................................ 533 62
Huntington Bancshares, Inc. ............................................... 9,021 126
Intercontinental Exchange, Inc. ............................................. 3,566 490
Invesco Ltd. ........................................................... 2,800 46
Jack Henry & Associates, Inc. .............................................. 454 79
JPMorgan Chase & Co. .................................................. 18,006 3,607
KeyCorp ............................................................. 5,833 92
Loews Corp. .......................................................... 1,135 89
M&T Bank Corp. ....................................................... 1,035 150
MarketAxess Holdings, Inc. ............................................... 236 52
Marsh & McLennan Cos., Inc. ............................................. 3,064 631
Mastercard, Inc., Class A ................................................. 5,139 2,475
MetLife, Inc. .......................................................... 3,823 283
Moody's Corp. ......................................................... 980 385
Morgan Stanley ........................................................ 7,803 735
MSCI, Inc. ........................................................... 493 276
Nasdaq, Inc. .......................................................... 2,388 151
Northern Trust Corp. .................................................... 1,278 114
PayPal Holdings, Inc.(a) .................................................. 6,675 447
Principal Financial Group, Inc. ............................................. 1,366 118
Prudential Financial, Inc. ................................................. 2,248 264
Raymond James Financial, Inc. ............................................. 1,172 150
Regions Financial Corp. .................................................. 5,755 121
S&P Global, Inc. ....................................................... 2,001 851
State Street Corp. ....................................................... 1,881 145
Synchrony Financial ..................................................... 2,534 109
T. Rowe Price Group, Inc. ................................................. 1,395 170
The Allstate Corp. ...................................................... 1,635 283
The Bank of New York Mellon Corp. ......................................... 4,729 272
The Charles Schwab Corp. ................................................ 9,269 670
The Goldman Sachs Group, Inc. ............................................ 2,031 848
The Hartford Financial Services Group, Inc. .................................... 1,859 192
The PNC Financial Services Group, Inc. ...................................... 2,479 401
The Progressive Corp. ................................................... 3,645 754
The Travelers Cos., Inc. .................................................. 1,421 327
Truist Financial Corp. .................................................... 8,307 324
U.S. Bancorp .......................................................... 9,697 433
Visa, Inc., Class A ...................................................... 9,851 2,749
W.R. Berkley Corp. ..................................................... 1,262 112
Wells Fargo & Co. ...................................................... 22,415 1,299
Willis Towers Watson PLC ................................................ 639 176
35,980
Health Care (12.3%):
Abbott Laboratories ..................................................... 10,813 1,229
AbbVie, Inc. .......................................................... 10,996 2,002
Agilent Technologies, Inc. ................................................. 1,825 266
Align Technology, Inc.(a) ................................................. 444 146
Amgen, Inc. ........................................................... 3,332 947
Baxter International, Inc. ................................................. 3,163 135
Becton Dickinson & Co. .................................................. 1,799 445
Biogen, Inc.(a) ......................................................... 902 194
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 130 45
Bio-Techne Corp. ....................................................... 979 69

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Boston Scientific Corp.(a) ................................................. 9,124 $ 625
Bristol-Myers Squibb Co. ................................................. 12,673 687
Cardinal Health, Inc. .................................................... 1,515 170
Catalent, Inc.(a) ........................................................ 1,126 64
Cencora, Inc. .......................................................... 1,031 250
Centene Corp.(a) ....................................................... 3,329 261
Charles River Laboratories International, Inc.(a) ................................. 319 86
CVS Health Corp. ...................................................... 7,838 625
Danaher Corp. ......................................................... 4,096 1,023
DaVita, Inc.(a) ......................................................... 335 46
DENTSPLY SIRONA, Inc. ................................................ 1,320 44
Dexcom, Inc.(a) ........................................................ 2,401 333
Edwards Lifesciences Corp.(a) ............................................. 3,777 361
Elevance Health, Inc. .................................................... 1,463 759
Eli Lilly & Co. ......................................................... 4,967 3,864
GE HealthCare Technologies, Inc. ........................................... 2,524 229
Gilead Sciences, Inc. .................................................... 7,760 568
HCA Healthcare, Inc. .................................................... 1,234 412
Henry Schein, Inc.(a) .................................................... 809 61
Hologic, Inc.(a) ........................................................ 1,462 114
Humana, Inc. .......................................................... 761 264
IDEXX Laboratories, Inc.(a) ............................................... 517 279
Illumina, Inc.(a) ........................................................ 989 136
Incyte Corp.(a) ......................................................... 1,159 66
Insulet Corp.(a) ........................................................ 435 75
Intuitive Surgical, Inc.(a) ................................................. 2,194 876
IQVIA Holdings, Inc.(a) .................................................. 1,137 288
Johnson & Johnson ..................................................... 14,993 2,372
Laboratory Corp. of America Holdings ........................................ 529 116
McKesson Corp. ....................................................... 818 439
Medtronic PLC ........................................................ 8,281 722
Merck & Co., Inc. ...................................................... 15,783 2,083
Mettler-Toledo International, Inc.(a) ......................................... 134 178
Moderna, Inc.(a) ....................................................... 2,066 220
Molina Healthcare, Inc.(a) ................................................ 361 148
Pfizer, Inc. ............................................................ 35,167 976
Quest Diagnostics, Inc. ................................................... 691 92
Regeneron Pharmaceuticals, Inc.(a) .......................................... 658 633
ResMed, Inc. .......................................................... 916 181
Revvity, Inc. .......................................................... 769 81
STERIS PLC .......................................................... 615 138
Stryker Corp. .......................................................... 2,106 754
Teleflex, Inc. .......................................................... 293 66
The Cigna Group ....................................................... 1,822 662
The Cooper Cos., Inc. .................................................... 1,238 126
Thermo Fisher Scientific, Inc. .............................................. 2,406 1,398
UnitedHealth Group, Inc. ................................................. 5,761 2,850
Universal Health Services, Inc., Class B ....................................... 380 69
Vertex Pharmaceuticals, Inc.(a) ............................................. 1,605 671
Viatris, Inc. ........................................................... 7,472 89
Waters Corp.(a) ........................................................ 368 127
West Pharmaceutical Services, Inc. .......................................... 461 182
Zimmer Biomet Holdings, Inc. ............................................. 1,302 172
Zoetis, Inc. ........................................................... 2,859 484
34,073
Industrials (8.7%):
3M Co. .............................................................. 3,442 365
A.O. Smith Corp. ....................................................... 765 68
Allegion PLC ......................................................... 547 74
American Airlines Group, Inc.(a) ............................................ 4,075 63
AMETEK, Inc. ........................................................ 1,437 263
Automatic Data Processing, Inc. ............................................ 2,559 639

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Axon Enterprise, Inc.(a) .................................................. 439 $ 137
Broadridge Financial Solutions, Inc. ......................................... 734 150
Builders FirstSource, Inc.(a) ............................................... 768 160
C.H. Robinson Worldwide, Inc. ............................................. 727 55
Carrier Global Corp. ..................................................... 5,204 303
Caterpillar, Inc. ........................................................ 3,171 1,162
Cintas Corp. .......................................................... 537 369
Copart, Inc.(a) ......................................................... 5,442 315
CSX Corp. ............................................................ 12,308 456
Cummins, Inc. ......................................................... 883 260
Dayforce, Inc.(a) ....................................................... 972 64
Deere & Co. .......................................................... 1,622 666
Delta Air Lines, Inc. ..................................................... 3,988 191
Dover Corp. ........................................................... 871 154
Eaton Corp. PLC ....................................................... 2,487 778
Emerson Electric Co. .................................................... 3,561 404
Equifax, Inc. .......................................................... 768 205
Expeditors International of Washington, Inc. .................................... 906 110
Fastenal Co. ........................................................... 3,564 275
FedEx Corp. .......................................................... 1,432 415
Fortive Corp. .......................................................... 2,184 188
Generac Holdings, Inc.(a) ................................................. 383 48
General Dynamics Corp. .................................................. 1,414 399
General Electric Co. ..................................................... 6,778 1,190
Honeywell International, Inc. .............................................. 4,106 843
Howmet Aerospace, Inc. .................................................. 2,436 167
Hubbell, Inc. .......................................................... 334 139
Huntington Ingalls Industries, Inc. ........................................... 247 72
IDEX Corp. ........................................................... 471 115
Illinois Tool Works, Inc. .................................................. 1,694 455
Ingersoll Rand, Inc. ..................................................... 2,521 239
J.B. Hunt Transport Services, Inc. ........................................... 508 101
Jacobs Solutions, Inc. .................................................... 783 120
Johnson Controls International PLC .......................................... 4,245 277
L3Harris Technologies, Inc. ............................................... 1,181 252
Leidos Holdings, Inc. .................................................... 856 112
Lockheed Martin Corp. ................................................... 1,339 609
Masco Corp. .......................................................... 1,369 108
Nordson Corp. ......................................................... 338 93
Norfolk Southern Corp. .................................................. 1,407 359
Northrop Grumman Corp. ................................................. 878 420
Old Dominion Freight Line, Inc. ............................................ 1,114 244
Otis Worldwide Corp. .................................................... 2,525 251
PACCAR, Inc. ......................................................... 3,258 404
Parker-Hannifin Corp. ................................................... 800 445
Paychex, Inc. .......................................................... 1,995 245
Paycom Software, Inc. ................................................... 299 60
Pentair PLC ........................................................... 1,030 88
Quanta Services, Inc. .................................................... 905 235
Republic Services, Inc. ................................................... 1,274 244
Robert Half, Inc. ....................................................... 649 51
Rockwell Automation, Inc. ................................................ 714 208
Rollins, Inc. ........................................................... 1,749 81
RTX Corp. ............................................................ 8,264 806
Snap-on, Inc. .......................................................... 329 97
Southwest Airlines Co. ................................................... 3,716 109
Stanley Black & Decker, Inc. .............................................. 955 94
Textron, Inc. .......................................................... 1,221 117
The Boeing Co.(a) ...................................................... 3,572 689
Trane Technologies PLC .................................................. 1,417 425
TransDigm Group, Inc. ................................................... 346 426
Uber Technologies, Inc.(a) ................................................ 12,817 987
Union Pacific Corp. ..................................................... 3,798 934

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
United Airlines Holdings, Inc.(a) ............................................ 2,043 $ 98
United Parcel Service, Inc., Class B .......................................... 4,505 670
United Rentals, Inc. ..................................................... 418 301
Veralto Corp. .......................................................... 1,366 121
Verisk Analytics, Inc. .................................................... 903 213
W.W. Grainger, Inc. ..................................................... 275 280
Waste Management, Inc. .................................................. 2,283 487
Westinghouse Air Brake Technologies Corp. .................................... 1,116 163
Xylem, Inc. ........................................................... 1,501 194
24,174
IT Services (1.2%):
Accenture PLC, Class A .................................................. 3,905 1,354
Akamai Technologies, Inc.(a) .............................................. 939 102
Cognizant Technology Solutions Corp., Class A ................................. 3,102 228
EPAM Systems, Inc.(a) ................................................... 359 99
Gartner, Inc.(a) ........................................................ 485 231
International Business Machines Corp. ........................................ 5,699 1,088
VeriSign, Inc.(a) ........................................................ 549 104
3,206
Materials (2.3%):
Air Products and Chemicals, Inc. ............................................ 1,385 336
Albemarle Corp. ....................................................... 731 96
Amcor PLC ........................................................... 9,002 86
Avery Dennison Corp. ................................................... 502 112
Ball Corp. ............................................................ 1,964 132
Celanese Corp. ......................................................... 624 107
CF Industries Holdings, Inc. ............................................... 1,190 99
Corteva, Inc. .......................................................... 4,371 252
Dow, Inc. ............................................................ 4,374 253
DuPont de Nemours, Inc. ................................................. 2,679 206
Eastman Chemical Co. ................................................... 731 73
Ecolab, Inc. ........................................................... 1,581 365
FMC Corp. ........................................................... 777 50
Freeport-McMoRan, Inc. ................................................. 8,931 420
International Flavors & Fragrances, Inc. ....................................... 1,590 137
International Paper Co. ................................................... 2,155 84
Linde PLC ............................................................ 3,020 1,402
LyondellBasell Industries NV, Class A ........................................ 1,594 163
Martin Marietta Materials, Inc. ............................................. 385 236
Newmont Corp. ........................................................ 7,178 257
Nucor Corp. ........................................................... 1,531 303
Packaging Corp. of America ............................................... 554 105
PPG Industries, Inc. ..................................................... 1,469 213
Steel Dynamics, Inc. ..................................................... 947 140
The Mosaic Co. ........................................................ 2,036 66
The Sherwin-Williams Co. ................................................ 1,467 510
Vulcan Materials Co. .................................................... 828 226
Westrock Co. .......................................................... 1,600 79
6,508
Real Estate (2.3%):
Alexandria Real Estate Equities, Inc. ......................................... 981 126
American Tower Corp. ................................................... 2,903 574
AvalonBay Communities, Inc. .............................................. 883 164
Boston Properties, Inc. ................................................... 899 59
Camden Property Trust ................................................... 665 65
CBRE Group, Inc., Class A(a) .............................................. 1,852 180
CoStar Group, Inc.(a) .................................................... 2,543 246
Crown Castle, Inc. ...................................................... 2,701 286
Digital Realty Trust, Inc. .................................................. 1,886 272
Equinix, Inc. .......................................................... 585 483
Equity Residential ...................................................... 2,150 136

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Essex Property Trust, Inc. ................................................. 400 $ 98
Extra Space Storage, Inc. ................................................. 1,316 193
Federal Realty Investment Trust ............................................ 458 47
Healthpeak Properties, Inc. ................................................ 4,409 83
Host Hotels & Resorts, Inc. ................................................ 4,394 91
Invitation Homes, Inc. ................................................... 3,583 127
Iron Mountain, Inc. ..................................................... 1,819 146
Kimco Realty Corp. ..................................................... 4,149 81
Mid-America Apartment Communities, Inc. .................................... 727 96
Prologis, Inc. .......................................................... 5,755 749
Public Storage ......................................................... 986 286
Realty Income Corp. .................................................... 5,180 280
Regency Centers Corp. ................................................... 1,023 62
SBA Communications Corp. ............................................... 672 146
Simon Property Group, Inc. ............................................... 2,030 318
UDR, Inc. ............................................................ 1,885 70
Ventas, Inc. ........................................................... 2,506 109
VICI Properties, Inc. .................................................... 6,443 192
Welltower, Inc. ......................................................... 3,447 322
Weyerhaeuser Co. ...................................................... 4,545 163
6,250
Semiconductors & Semiconductor Equipment (10.2%):
Advanced Micro Devices, Inc.(a) ............................................ 10,064 1,816
Analog Devices, Inc. .................................................... 3,088 611
Applied Materials, Inc. ................................................... 5,182 1,069
Broadcom, Inc. ........................................................ 2,741 3,633
Enphase Energy, Inc.(a) .................................................. 846 102
First Solar, Inc.(a) ...................................................... 665 112
Intel Corp. ............................................................ 26,333 1,163
KLA Corp. ........................................................... 842 588
Lam Research Corp. ..................................................... 817 794
Microchip Technology, Inc. ................................................ 3,366 302
Micron Technology, Inc. .................................................. 6,875 810
Monolithic Power Systems, Inc. ............................................ 299 203
NVIDIA Corp. ......................................................... 15,384 13,900
NXP Semiconductors NV ................................................. 1,605 398
ON Semiconductor Corp.(a) ............................................... 2,662 196
Qorvo, Inc.(a) ......................................................... 601 69
QUALCOMM, Inc. ..................................................... 6,951 1,177
Skyworks Solutions, Inc. ................................................. 998 108
Teradyne, Inc. ......................................................... 952 107
Texas Instruments, Inc. ................................................... 5,663 987
28,145
Software (10.7%):
Adobe, Inc.(a) ......................................................... 2,815 1,420
ANSYS, Inc.(a) ........................................................ 541 188
Autodesk, Inc.(a) ....................................................... 1,332 347
Cadence Design Systems, Inc.(a) ............................................ 1,694 527
Corpay, Inc.(a) ......................................................... 450 139
Fair Isaac Corp.(a) ...................................................... 155 194
Fortinet, Inc.(a) ........................................................ 3,970 271
Gen Digital, Inc. ....................................................... 3,491 78
Intuit, Inc. ............................................................ 1,744 1,134
Microsoft Corp. ........................................................ 46,279 19,470
Oracle Corp. .......................................................... 9,930 1,247
Palo Alto Networks, Inc.(a) ................................................ 1,964 558
PTC, Inc.(a) ........................................................... 745 141
Roper Technologies, Inc. .................................................. 665 373
Salesforce, Inc.(a) ...................................................... 6,029 1,816
ServiceNow, Inc.(a) ..................................................... 1,277 974
Synopsys, Inc.(a) ....................................................... 950 543

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Tyler Technologies, Inc.(a) ................................................ 262 $ 111
29,531
Technology Hardware, Storage & Peripherals (5.9%):
Apple, Inc. ........................................................... 90,406 15,503
Hewlett Packard Enterprise Co. ............................................. 8,097 143
HP, Inc. .............................................................. 5,431 164
NetApp, Inc. .......................................................... 1,283 135
Seagate Technology Holdings PLC .......................................... 1,214 113
Super Micro Computer, Inc.(a) ............................................. 302 305
Western Digital Corp.(a) .................................................. 2,019 138
16,501
Utilities (2.2%):
Alliant Energy Corp. .................................................... 1,589 80
Ameren Corp. ......................................................... 1,638 121
American Electric Power Co., Inc. ........................................... 3,275 282
American Water Works Co., Inc. ............................................ 1,213 148
Atmos Energy Corp. ..................................................... 939 112
CenterPoint Energy, Inc. .................................................. 3,931 112
CMS Energy Corp. ...................................................... 1,834 111
Consolidated Edison, Inc. ................................................. 2,150 195
Constellation Energy Corp. ................................................ 1,989 368
Dominion Energy, Inc. ................................................... 5,212 256
DTE Energy Co. ....................................................... 1,286 144
Duke Energy Corp. ...................................................... 4,802 465
Edison International ..................................................... 2,389 169
Entergy Corp. ......................................................... 1,317 139
Evergy, Inc. ........................................................... 1,431 76
Eversource Energy ...................................................... 2,176 130
Exelon Corp. .......................................................... 6,200 233
FirstEnergy Corp. ....................................................... 3,216 124
NextEra Energy, Inc. .................................................... 12,779 817
NiSource, Inc. ......................................................... 2,575 71
NRG Energy, Inc. ....................................................... 1,406 95
PG&E Corp. .......................................................... 13,288 223
Pinnacle West Capital Corp. ............................................... 706 53
PPL Corp. ............................................................ 4,591 126
Public Service Enterprise Group, Inc. ......................................... 3,104 207
Sempra .............................................................. 3,920 282
The AES Corp. ........................................................ 4,171 75
The Southern Co. ....................................................... 6,793 487
WEC Energy Group, Inc. ................................................. 1,965 161
Xcel Energy, Inc. ....................................................... 3,437 185
6,047
Total Common Stocks (Cost $45,501)
a
a
a
274,517
Total Investments (Cost $45,501) — 99.1% 274,517
Other assets in excess of liabilities — 0.9% 2,590
NET ASSETS - 100.00% $ 277,107
(a) Non-income producing security.
PLC
—
Public Limited Company

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 8 6/21/24 $ 2,087,104 $ 2,123,400 $ 36,296
Total unrealized appreciation $ 36,296
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 36,296

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.6%)
Communication Services (4.1%):
Live Nation Entertainment, Inc. (a) ........................................... 69,844 $ 7,387
The Trade Desk, Inc. , Class A (a) ............................................ 75,400 6,592
13,979
Consumer Discretionary (9.8%):
Caesars Entertainment, Inc. (a) .............................................. 39,400 1,723
Chipotle Mexican Grill, Inc. (a) ............................................. 1,900 5,523
D.R. Horton, Inc. ....................................................... 32,100 5,282
Lithia Motors, Inc. ...................................................... 8,100 2,437
NVR, Inc. (a) .......................................................... 700 5,670
Pool Corp. ............................................................ 12,600 5,084
Ross Stores, Inc. ....................................................... 31,100 4,564
YETI Holdings, Inc. (a) ................................................... 85,200 3,285
33,568
Consumer Staples (5.2%):
Casey's General Stores, Inc. ............................................... 17,800 5,668
Church & Dwight Co., Inc. ................................................ 36,500 3,807
Freshpet, Inc. (a) ........................................................ 50,600 5,863
Performance Food Group Co. (a) ............................................ 36,100 2,695
18,033
Energy (3.8%):
Cheniere Energy, Inc. .................................................... 21,000 3,387
Diamondback Energy, Inc. ................................................ 35,300 6,995
Matador Resources Co. ................................................... 43,500 2,905
13,287
Financials (15.0%):
Ameriprise Financial, Inc. ................................................. 8,400 3,683
Arch Capital Group Ltd. (a) ................................................ 43,500 4,021
Brown & Brown, Inc. .................................................... 86,300 7,555
Evercore, Inc. ......................................................... 33,000 6,356
FactSet Research Systems, Inc. ............................................. 11,100 5,044
Global Payments, Inc. .................................................... 35,600 4,758
Kinsale Capital Group, Inc. ................................................ 10,100 5,300
MSCI, Inc. ........................................................... 7,400 4,147
Shift4 Payments, Inc. , Class A (a) ............................................ 43,700 2,887
The Bancorp, Inc. (a) ..................................................... 77,700 2,600
W.R. Berkley Corp. ..................................................... 59,000 5,218
51,569
Health Care (12.0%):
Cencora, Inc. .......................................................... 10,400 2,527
Dexcom, Inc. (a) ........................................................ 46,800 6,491
Halozyme Therapeutics, Inc. (a) ............................................. 32,500 1,322
Intra-Cellular Therapies, Inc. (a) ............................................. 39,100 2,706
IQVIA Holdings, Inc. (a) .................................................. 17,400 4,400
Medpace Holdings, Inc. (a) ................................................ 14,900 6,022
Neurocrine Biosciences, Inc. (a) ............................................. 24,300 3,352
ResMed, Inc. .......................................................... 18,100 3,584
West Pharmaceutical Services, Inc. .......................................... 14,000 5,540
Zoetis, Inc. ........................................................... 31,030 5,251
41,195
Industrials (19.0%):
Advanced Drainage Systems, Inc. ........................................... 28,100 4,840
AMETEK, Inc. ........................................................ 33,600 6,145
Chart Industries, Inc. (a) .................................................. 11,500 1,894
Copa Holdings SA , Class A ................................................ 33,000 3,437
HEICO Corp. .......................................................... 13,100 2,502
IDEX Corp. ........................................................... 13,600 3,319

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Old Dominion Freight Line, Inc. ............................................ 22,300 $ 4,891
Paylocity Holding Corp. (a) ................................................ 14,700 2,526
Saia, Inc. (a) ........................................................... 9,500 5,557
The Middleby Corp. (a) ................................................... 21,300 3,425
Trane Technologies PLC .................................................. 30,400 9,126
Trex Co., Inc. (a) ........................................................ 81,100 8,090
Verisk Analytics, Inc. .................................................... 23,300 5,493
WillScot Mobile Mini Holdings Corp. (a) ...................................... 87,400 4,064
65,309
Information Technology (14.7%):
Amphenol Corp. , Class A ................................................. 55,520 6,404
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 13,800 4,424
CyberArk Software Ltd. (a) ................................................ 18,500 4,914
HubSpot, Inc. (a) ....................................................... 9,100 5,702
Keysight Technologies, Inc. (a) ............................................. 28,900 4,519
Lam Research Corp. ..................................................... 4,500 4,372
Monolithic Power Systems, Inc. ............................................ 7,000 4,742
Synopsys, Inc. (a) ....................................................... 8,800 5,029
Teledyne Technologies, Inc. (a) ............................................. 3,600 1,546
Tyler Technologies, Inc. (a) ................................................ 11,800 5,015
Zscaler, Inc. (a) ......................................................... 20,700 3,988
50,655
Materials (5.2%):
Avery Dennison Corp. ................................................... 26,500 5,916
Freeport-McMoRan, Inc. ................................................. 62,500 2,939
Louisiana-Pacific Corp. .................................................. 63,700 5,345
Summit Materials, Inc. , Class A (a) .......................................... 81,300 3,623
17,823
Real Estate (5.8%):
CBRE Group, Inc. , Class A (a) .............................................. 53,600 5,212
CoStar Group, Inc. (a) .................................................... 49,500 4,782
SBA Communications Corp. ............................................... 6,703 1,452
Sun Communities, Inc. ................................................... 28,116 3,615
VICI Properties, Inc. .................................................... 163,000 4,856
19,917
Utilities (3.0%):
Atmos Energy Corp. ..................................................... 41,100 4,885
Sempra .............................................................. 75,078 5,393
10,278
Total Common Stocks (Cost $228,079)
a
a
a
335,613
Exchange-Traded Funds (2.5%)
SPDR S&P MidCap 400 ETF Trust .......................................... 15,100 8,402
Total Exchange-Traded Funds (Cost $7,889)
a
a
a
8,402
Total Investments (Cost $235,968) — 100.1% 344,015
Liabilities in excess of other assets — (0.1)% (304)
NET ASSETS - 100.00% $ 343,711
At March 31, 2024, the Fund's investments in foreign securities were 6.3% of net assets.
(a) Non-income producing security.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.2%)
Australia (4.5%):
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd. ................................................... 28,467 $ 797
Energy (0.3%):
Woodside Energy Group Ltd. .............................................. 36,119 720
Financials (1.2%):
National Australia Bank Ltd. ............................................... 76,761 1,737
QBE Insurance Group Ltd. ................................................ 68,176 806
2,543
Health Care (0.4%):
Cochlear Ltd. .......................................................... 4,076 896
Industrials (0.6%):
Brambles Ltd. ......................................................... 70,706 744
Qantas Airways Ltd. (a) ................................................... 182,997 649
1,393
Materials (0.9%):
Northern Star Resources Ltd. .............................................. 78,431 740
Rio Tinto Ltd. ......................................................... 13,748 1,091
1,831
Real Estate (0.7%):
Charter Hall Group ...................................................... 71,424 640
Goodman Group ....................................................... 43,826 965
1,605
9,785
Austria (0.4%):
Industrials (0.4%):
ANDRITZ AG ......................................................... 15,691 978
Belgium (0.1%):
Materials (0.1%):
Titan Cement International SA ............................................. 11,751 336
Brazil (1.5%):
Energy (0.4%):
PRIO SA ............................................................. 82,700 804
Financials (0.7%):
Banco do Brasil SA ..................................................... 136,500 1,541
Materials (0.1%):
Gerdau SA , Preference Shares .............................................. 54,620 242
Utilities (0.3%):
Equatorial Energia SA ................................................... 96,800 628
3,215
Canada (6.6%):
Consumer Discretionary (0.3%):
Linamar Corp. ......................................................... 12,531 666
Energy (1.1%):
ARC Resources Ltd. ..................................................... 33,946 605
Headwater Exploration, Inc. ............................................... 113,596 643
Parex Resources, Inc. .................................................... 29,468 471
Suncor Energy, Inc. ..................................................... 17,434 644
2,363

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Financials (2.6%):
Fairfax Financial Holdings Ltd. ............................................. 1,871 $ 2,017
National Bank of Canada ................................................. 16,341 1,376
Sun Life Financial, Inc. .................................................. 18,775 1,025
The Toronto-Dominion Bank ............................................... 19,862 1,199
5,617
Industrials (0.9%):
Element Fleet Management Corp. ........................................... 80,105 1,295
Finning International, Inc. ................................................. 24,579 722
2,017
Materials (1.7%):
Dundee Precious Metals, Inc. .............................................. 113,015 859
Lundin Mining Corp. .................................................... 73,288 750
Stella-Jones, Inc. ....................................................... 20,547 1,199
Teck Resources Ltd. , Class B .............................................. 19,622 898
3,706
14,369
Chile (0.3%):
Consumer Staples (0.3%):
Cencosud SA .......................................................... 357,393 620
China (5.6%):
Communication Services (1.4%):
Baidu, Inc. , Class SW (a) .................................................. 39,450 519
Kuaishou Technology , Class W (a) (b) ......................................... 133,100 838
Tencent Holdings Ltd. ................................................... 43,800 1,706
3,063
Consumer Discretionary (1.5%):
Alibaba Group Holding Ltd. ............................................... 114,096 1,032
BYD Co. Ltd. ......................................................... 26,500 678
New Oriental Education & Technology Group, Inc. (a) ............................. 183,700 1,606
3,316
Consumer Staples (0.3%):
Tsingtao Brewery Co. Ltd. , Class H .......................................... 82,000 564
Financials (1.5%):
Agricultural Bank of China Ltd. , Class H ...................................... 1,485,000 627
Bank of China Ltd. , Class H ............................................... 2,071,275 849
China Construction Bank Corp. , Class H ...................................... 1,210,000 730
PICC Property & Casualty Co. Ltd. , Class H ................................... 808,000 1,067
3,273
Health Care (0.2%):
Sinopharm Group Co. Ltd. , Class H .......................................... 174,800 448
Industrials (0.4%):
China Railway Group Ltd. , Class H .......................................... 1,604,000 794
Materials (0.3%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 229,500 476
Ganfeng Lithium Group Co. Ltd. , Class H (b) ................................... 72,600 223
699
12,157
Denmark (3.2%):
Consumer Discretionary (0.7%):
Pandora A/S .......................................................... 8,684 1,402

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Health Care (2.5%):
Novo Nordisk A/S , Class B ................................................ 43,131 $ 5,533
6,935
France (6.6%):
Communication Services (0.8%):
Publicis Groupe SA ..................................................... 16,572 1,806
Consumer Discretionary (0.5%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 1,178 1,060
Energy (0.4%):
Technip Energies NV .................................................... 31,450 796
Financials (0.9%):
AXA SA ............................................................. 22,342 839
BNP Paribas SA ........................................................ 17,079 1,216
2,055
Health Care (0.7%):
EssilorLuxottica SA ..................................................... 3,336 754
Ipsen SA ............................................................. 5,639 671
1,425
Industrials (1.4%):
Cie de Saint-Gobain SA .................................................. 17,517 1,359
Eiffage SA ............................................................ 7,816 887
Rexel SA ............................................................. 33,350 901
3,147
Information Technology (0.6%):
Capgemini SE ......................................................... 5,667 1,304
Materials (0.6%):
Arkema SA ........................................................... 12,160 1,280
Real Estate (0.3%):
Klepierre SA (c) ........................................................ 24,519 635
Utilities (0.4%):
Engie SA ............................................................. 49,373 827
14,335
Germany (4.6%):
Communication Services (0.9%):
Deutsche Telekom AG ................................................... 80,730 1,959
Consumer Discretionary (0.3%):
HUGO BOSS AG ...................................................... 11,502 678
Consumer Staples (0.6%):
Henkel AG & Co. KGaA , Preference Shares .................................... 14,879 1,196
Financials (0.6%):
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 2,870 1,401
Industrials (1.8%):
Daimler Truck Holding AG ................................................ 21,294 1,079
Siemens AG , Registered Shares ............................................. 14,518 2,772
3,851
Information Technology (0.4%):
SAP SE .............................................................. 4,718 918
10,003

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Greece (0.3%):
Financials (0.3%):
National Bank of Greece SA (a) ............................................. 84,614 $ 662
Hong Kong (0.7%):
Financials (0.2%):
BOC Hong Kong Holdings Ltd. ............................................ 178,500 479
Real Estate (0.2%):
Sino Land Co. Ltd. ...................................................... 490,000 509
Utilities (0.3%):
Kunlun Energy Co. Ltd. .................................................. 702,000 586
1,574
India (5.0%):
Consumer Discretionary (0.5%):
Tata Motors Ltd. ....................................................... 98,107 1,171
Consumer Staples (0.4%):
Varun Beverages Ltd. .................................................... 55,733 937
Energy (0.7%):
Reliance Industries Ltd. .................................................. 42,763 1,529
Financials (1.3%):
ICICI Bank Ltd. ........................................................ 111,133 1,465
Power Finance Corp. Ltd. ................................................. 302,056 1,418
2,883
Information Technology (0.7%):
HCL Technologies Ltd. ................................................... 41,444 771
Tata Consultancy Services Ltd. ............................................. 15,608 728
1,499
Materials (0.9%):
ACC Ltd. ............................................................ 20,237 606
Jindal Stainless Ltd. ..................................................... 149,205 1,246
1,852
Utilities (0.5%):
Power Grid Corp. of India Ltd. ............................................. 320,261 1,063
10,934
Indonesia (0.4%):
Communication Services (0.4%):
PT Indosat Tbk ........................................................ 1,177,400 830
Ireland (2.8%):
Consumer Discretionary (0.7%):
PDD Holdings, Inc. , ADR (a) ............................................... 13,498 1,569
Financials (0.4%):
Bank of Ireland Group PLC ............................................... 72,400 739
Health Care (0.6%):
ICON PLC (a) ......................................................... 3,828 1,286
Industrials (0.7%):
AerCap Holdings NV (a) .................................................. 17,784 1,546
Materials (0.4%):
James Hardie Industries PLC (a) ............................................ 22,700 912
6,052

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Israel (0.4%):
Information Technology (0.4%):
Nice Ltd. (a) ........................................................... 3,500 $ 912
Italy (1.4%):
Health Care (0.4%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 14,504 801
Industrials (0.4%):
Leonardo SpA ......................................................... 38,589 969
Utilities (0.6%):
Enel SpA ............................................................. 118,471 782
Iren SpA ............................................................. 213,140 436
1,218
2,988
Japan (15.1%):
Communication Services (0.5%):
Nippon Telegraph & Telephone Corp. ........................................ 938,000 1,117
Consumer Discretionary (2.4%):
Honda Motor Co. Ltd. ................................................... 101,700 1,259
Isuzu Motors Ltd. ....................................................... 87,700 1,186
Panasonic Holdings Corp. ................................................. 61,600 588
Suzuki Motor Corp. ..................................................... 95,200 1,087
Toyota Motor Corp. ..................................................... 46,100 1,165
5,285
Consumer Staples (0.8%):
Asahi Group Holdings Ltd. ................................................ 23,100 848
Toyo Suisan Kaisha Ltd. .................................................. 14,800 905
1,753
Financials (2.4%):
Mizuho Financial Group, Inc. .............................................. 64,810 1,282
ORIX Corp. ........................................................... 40,000 875
Sumitomo Mitsui Financial Group, Inc. ....................................... 34,325 2,007
Tokio Marine Holdings, Inc. ............................................... 32,800 1,028
5,192
Health Care (0.9%):
Otsuka Holdings Co. Ltd. ................................................. 22,300 927
Shionogi & Co. Ltd. ..................................................... 18,100 925
1,852
Industrials (3.8%):
Central Japan Railway Co. ................................................ 30,900 768
Fuji Electric Co. Ltd. .................................................... 18,600 1,248
ITOCHU Corp. ........................................................ 44,700 1,921
Komatsu Ltd. .......................................................... 42,200 1,249
Mitsubishi Heavy Industries Ltd. ............................................ 154,000 1,396
Mitsui & Co. Ltd. ....................................................... 37,800 1,767
8,349
Information Technology (2.6%):
Advantest Corp. ........................................................ 21,800 968
Canon, Inc. ........................................................... 24,800 739
Disco Corp. ........................................................... 4,100 1,499
NEC Corp. ........................................................... 19,500 1,424
TDK Corp. ........................................................... 22,400 1,100
5,730
Materials (1.3%):
Nippon Steel Corp. ...................................................... 41,400 996

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Shin-Etsu Chemical Co. Ltd. ............................................... 22,100 $ 970
Tosoh Corp. ........................................................... 58,700 798
2,764
Real Estate (0.4%):
Daiwa House Industry Co. Ltd. ............................................. 26,500 789
32,831
Luxembourg (0.4%):
Energy (0.4%):
Tenaris SA ............................................................ 40,641 803
Malaysia (0.4%):
Industrials (0.4%):
Gamuda Bhd .......................................................... 698,800 779
Mexico (1.3%):
Consumer Staples (0.4%):
Arca Continental SAB de CV .............................................. 76,685 838
Energy (0.5%):
Vista Energy SAB de CV , ADR (a) (c) ......................................... 24,860 1,029
Financials (0.4%):
Gentera SAB de CV ..................................................... 514,841 884
2,751
Netherlands (4.9%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 177,353 663
Consumer Discretionary (1.8%):
Prosus NV ............................................................ 32,472 1,016
Stellantis NV .......................................................... 103,269 2,934
3,950
Consumer Staples (0.6%):
Koninklijke Ahold Delhaize NV ............................................ 44,202 1,322
Financials (1.3%):
Euronext NV (b) ........................................................ 10,249 975
ING Groep NV ........................................................ 62,478 1,028
NN Group NV ......................................................... 15,978 738
2,741
Information Technology (0.9%):
ASML Holding NV ..................................................... 2,037 1,975
10,651
Norway (0.8%):
Consumer Staples (0.5%):
Mowi ASA ........................................................... 59,717 1,098
Energy (0.3%):
Equinor ASA .......................................................... 23,534 631
1,729
Portugal (0.4%):
Energy (0.4%):
Galp Energia SGPS SA ................................................... 52,762 872
Qatar (0.3%):
Communication Services (0.3%):
Ooredoo QPSC ........................................................ 210,673 614

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Russian Federation (0.0%):(d)
Energy (0.0%):(d)
LUKOIL PJSC , ADR (a) (e) (f) .............................................. 8,489 $ 1
Financials (0.0%):
Sberbank of Russia PJSC (a) (e) (f) ........................................... 220,230 —
1
Saudi Arabia (0.4%):
Financials (0.4%):
Saudi Awwal Bank ...................................................... 89,199 987
Singapore (1.2%):
Consumer Discretionary (0.3%):
Genting Singapore Ltd. ................................................... 1,058,700 694
Financials (0.4%):
DBS Group Holdings Ltd. ................................................. 35,800 956
Utilities (0.5%):
Sembcorp Industries Ltd. ................................................. 270,300 1,081
2,731
South Africa (0.7%):
Energy (0.1%):
Exxaro Resources Ltd. ................................................... 39,448 353
Financials (0.3%):
Investec PLC .......................................................... 97,641 654
Health Care (0.3%):
Aspen Pharmacare Holdings Ltd. ............................................ 54,453 631
1,638
South Korea (3.8%):
Consumer Discretionary (0.7%):
Hankook Tire & Technology Co. Ltd. ........................................ 15,763 633
Kia Corp. ............................................................ 9,994 831
1,464
Financials (0.8%):
DB Insurance Co. Ltd. ................................................... 12,684 907
Hana Financial Group, Inc. ................................................ 19,789 867
1,774
Industrials (0.6%):
Hanwha Aerospace Co. Ltd. ............................................... 4,251 656
Samsung Engineering Co. Ltd. (a) ........................................... 35,017 656
1,312
Information Technology (1.7%):
Samsung Electronics Co. Ltd. .............................................. 44,053 2,648
SK Hynix, Inc. ......................................................... 8,300 1,099
3,747
8,297
Spain (2.7%):
Consumer Discretionary (0.9%):
Industria de Diseno Textil SA .............................................. 36,221 1,824
Energy (0.3%):
Repsol SA ............................................................ 43,658 729
Financials (1.1%):
Banco Santander SA ..................................................... 355,974 1,738

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Bankinter SA .......................................................... 92,093 $ 675
2,413
Utilities (0.4%):
Iberdrola SA .......................................................... 74,842 929
5,895
Sweden (1.3%):
Consumer Discretionary (0.5%):
Evolution AB (b) ....................................................... 8,258 1,026
Financials (0.3%):
Swedbank AB , A Shares (c) ................................................ 39,377 782
Industrials (0.5%):
Volvo AB , Class B ...................................................... 40,173 1,089
2,897
Switzerland (6.0%):
Consumer Staples (1.1%):
Coca-Cola HBC AG ..................................................... 31,919 1,008
Nestle SA , Registered Shares .............................................. 13,210 1,404
2,412
Financials (0.7%):
Swiss Life Holding AG ................................................... 1,124 788
Zurich Insurance Group AG ............................................... 1,502 812
1,600
Health Care (1.9%):
Novartis AG , Registered Shares ............................................. 34,173 3,311
Sandoz Group AG (a) .................................................... 26,903 812
4,123
Industrials (0.5%):
ABB Ltd. , Registered Shares ............................................... 21,230 985
Information Technology (0.6%):
Logitech International SA , Class R .......................................... 7,494 672
STMicroelectronics NV .................................................. 15,138 651
1,323
Materials (1.2%):
Glencore PLC ......................................................... 121,576 667
Holcim AG ........................................................... 22,396 2,029
2,696
13,139
Taiwan (4.1%):
Financials (0.3%):
CTBC Financial Holding Co. Ltd. ........................................... 630,000 638
Health Care (0.3%):
Lotus Pharmaceutical Co. Ltd. ............................................. 73,000 698
Information Technology (3.5%):
Elite Material Co. Ltd. ................................................... 49,000 618
MediaTek, Inc. ......................................................... 21,000 761
Quanta Computer, Inc. ................................................... 99,000 867
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 190,000 4,552
Wiwynn Corp. ......................................................... 11,000 753
7,551
8,887

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Thailand (0.4%):
Health Care (0.4%):
Bumrungrad Hospital PCL ................................................ 136,300 $ 834
United Arab Emirates (0.6%):
Real Estate (0.6%):
Emaar Development PJSC ................................................ 591,519 1,321
United Kingdom (9.0%):
Communication Services (0.4%):
Informa PLC .......................................................... 86,999 913
Consumer Staples (2.1%):
Associated British Foods PLC .............................................. 35,802 1,129
Coca-Cola Europacific Partners PLC ......................................... 13,865 970
Marks & Spencer Group PLC .............................................. 393,074 1,316
Tesco PLC ............................................................ 310,666 1,164
4,579
Energy (0.7%):
BP PLC .............................................................. 180,201 1,130
Harbour Energy PLC .................................................... 128,585 448
1,578
Financials (2.1%):
3i Group PLC ......................................................... 56,320 1,997
Barclays PLC ......................................................... 315,801 732
Man Group PLC ....................................................... 103,033 347
Standard Chartered PLC .................................................. 164,168 1,391
4,467
Health Care (1.1%):
AstraZeneca PLC ....................................................... 9,458 1,270
GSK PLC ............................................................ 56,465 1,212
2,482
Industrials (1.2%):
easyJet PLC ........................................................... 115,134 829
RELX PLC ........................................................... 16,720 721
Rolls-Royce Holdings PLC (a) .............................................. 191,922 1,032
2,582
Information Technology (0.5%):
The Sage Group PLC .................................................... 61,500 983
Real Estate (0.3%):
The British Land Co. PLC ................................................ 146,492 731
Utilities (0.6%):
Drax Group PLC ....................................................... 83,610 530
National Grid PLC ...................................................... 53,824 725
1,255
19,570
Total Common Stocks (Cost $174,839) 213,912
Exchange-Traded Funds (0.4%)
United States (0.4%):
iShares Core MSCI EAFE ETF ............................................. 6,830 507
iShares Core MSCI Emerging Markets ETF .................................... 7,096 366
873
Total Exchange-Traded Funds (Cost $826) 873

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Name
Acquisition Date
Cost
LUKOIL PJSC , ADR .........................................
8/21/2019
$ 729
Sberbank of Russia PJSC ......................................
12/9/2016
752
Security Description Shares
Value
(000)
Collateral for Securities Loaned (0.8%)^
United States (0.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (g) ........ 466,125 $ 467
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (g) ............ 466,125 466
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (g) ............... 466,125 466
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (g) . 466,125 466
Total Collateral for Securities Loaned (Cost $1,865) 1,865
Total Investments (Cost $177,530) — 99.4% 216,650
Other assets in excess of liabilities — 0.6% 1,214
NET ASSETS - 100.00% $ 217,864
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was $3,062
(thousands) and amounted to 1.4% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2024 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of March 31, 2024.
(g) Rate disclosed is the daily yield on March 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.1%)
Australia (4.8%):
Consumer Discretionary (0.9%):
JB Hi-Fi Ltd. .......................................................... 404,791 $ 16,942
Super Retail Group Ltd. .................................................. 1,505,732 15,797
32,739
Energy (0.3%):
Beach Energy Ltd. ...................................................... 9,558,901 11,462
Financials (0.3%):
Magellan Financial Group Ltd. ............................................. 1,715,839 11,053
Industrials (1.2%):
ALS Ltd. ............................................................. 1,160,762 9,922
Seven Group Holdings Ltd. ................................................ 720,680 19,147
Ventia Services Group Pty Ltd. ............................................. 5,445,814 13,663
42,732
Information Technology (0.6%):
Technology One Ltd. .................................................... 1,719,647 19,003
Materials (0.9%):
Champion Iron Ltd. ..................................................... 2,841,436 13,715
OceanaGold Corp. ...................................................... 7,498,305 16,941
30,656
Real Estate (0.3%):
Charter Hall Group ...................................................... 1,272,041 11,389
Utilities (0.3%):
AGL Energy Ltd. ....................................................... 1,869,798 10,166
169,200
Bermuda (0.4%):
Energy (0.4%):
Seadrill Ltd.(a)(b) ...................................................... 265,066 13,299
Canada (9.8%):
Communication Services (0.3%):
IMAX Corp.(a) ........................................................ 628,869 10,169
Consumer Discretionary (0.3%):
Linamar Corp. ......................................................... 199,714 10,617
Energy (1.8%):
Headwater Exploration, Inc. ............................................... 3,434,887 19,452
NuVista Energy Ltd.(a) ................................................... 1,583,838 13,892
Parex Resources, Inc. .................................................... 839,655 13,416
Whitecap Resources, Inc. ................................................. 2,163,054 16,370
63,130
Financials (0.6%):
CI Financial Corp. ...................................................... 731,767 9,358
EQB, Inc. ............................................................ 195,834 12,283
21,641
Health Care (0.0%):(c)
Tilray Brands, Inc.(a)(b) .................................................. 2 —(d)
Industrials (1.4%):
Bombardier, Inc., Class B(a)(b) ............................................. 265,202 11,386
Finning International, Inc. ................................................. 865,871 25,451

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
SNC-Lavalin Group, Inc. ................................................. 299,111 $ 12,235
49,072
Information Technology (1.8%):
Celestica, Inc.(a) ....................................................... 1,188,456 53,403
Docebo, Inc.(a) ........................................................ 213,471 10,437
63,840
Materials (2.3%):
Agnico Eagle Mines Ltd. ................................................. 1 —(d)
Alamos Gold, Inc. ...................................................... 1,631,999 24,063
Dundee Precious Metals, Inc. .............................................. 2,681,957 20,396
Lundin Mining Corp. .................................................... 1,438,589 14,721
Stella-Jones, Inc. ....................................................... 384,472 22,426
81,606
Real Estate (0.7%):
Boardwalk Real Estate Investment Trust ...................................... 420,338 24,232
Utilities (0.6%):
Boralex, Inc., Class A .................................................... 374,977 7,923
Superior Plus Corp.(b) ................................................... 1,477,600 11,008
18,931
343,238
Denmark (2.7%):
Consumer Discretionary (0.7%):
Pandora A/S .......................................................... 144,848 23,384
Financials (0.6%):
Jyske Bank A/S, Registered Shares .......................................... 246,784 20,908
Health Care (0.7%):
Ascendis Pharma A/S, ADR(a) ............................................. 91,663 13,856
Bavarian Nordic A/S(a)(b) ................................................ 481,482 10,788
24,644
Industrials (0.7%):
ISS A/S .............................................................. 555,765 10,127
ROCKWOOL A/S, Class B ................................................ 44,886 14,771
24,898
93,834
Finland (0.8%):
Industrials (0.6%):
Konecranes Oyj ........................................................ 403,691 20,951
Information Technology (0.2%):
TietoEVRY Oyj ........................................................ 384,415 8,134
29,085
France (8.4%):
Consumer Discretionary (1.6%):
Accor SA ............................................................ 529,164 24,701
La Francaise des Jeux SAEM(e) ............................................ 308,003 12,552
Renault SA ........................................................... 401,104 20,237
57,490
Energy (1.1%):
Technip Energies NV .................................................... 670,303 16,955
Vallourec SACA(a) ..................................................... 1,141,997 21,209
38,164
Health Care (0.7%):
Ipsen SA ............................................................. 116,314 13,839

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Virbac SACA .......................................................... 30,337 $ 11,335
25,174
Industrials (2.4%):
Eiffage SA ............................................................ 222,612 25,261
Elis SA .............................................................. 991,347 22,529
Rexel SA ............................................................. 491,945 13,287
SPIE SA ............................................................. 655,288 24,629
85,706
Information Technology (0.8%):
Sopra Steria Group ...................................................... 119,932 29,061
Materials (1.1%):
Arkema SA ........................................................... 260,872 27,461
Verallia SA(e) ......................................................... 277,753 10,797
38,258
Real Estate (0.7%):
Klepierre SA(b) ........................................................ 864,341 22,371
296,224
Germany (6.4%):
Communication Services (1.6%):
CTS Eventim AG & Co. KGaA ............................................. 257,795 22,918
Freenet AG ........................................................... 630,573 17,743
Scout24 SE(e) ......................................................... 220,807 16,633
57,294
Consumer Discretionary (0.4%):
HUGO BOSS AG ...................................................... 230,880 13,606
Health Care (0.5%):
Gerresheimer AG ....................................................... 154,408 17,380
Industrials (1.3%):
GEA Group AG ........................................................ 417,765 17,661
KION Group AG ....................................................... 237,996 12,518
Rheinmetall AG ........................................................ 24,863 13,981
44,160
Information Technology (1.5%):
AIXTRON SE ......................................................... 665,922 17,580
Bechtle AG ........................................................... 366,435 19,365
SMA Solar Technology AG(a)(b) ............................................ 123,122 7,109
TeamViewer SE(a)(e) .................................................... 620,235 9,241
53,295
Materials (0.3%):
Aurubis AG(b) ......................................................... 163,783 11,518
Real Estate (0.6%):
TAG Immobilien AG(a) .................................................. 1,627,425 22,239
Utilities (0.2%):
Encavis AG(a)(b) ....................................................... 278,268 5,057
224,549
Hong Kong (1.1%):
Consumer Discretionary (0.5%):
MGM China Holdings Ltd.(a) .............................................. 10,020,400 16,756
Health Care (0.4%):
The United Laboratories International Holdings Ltd. .............................. 13,478,000 15,441

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Real Estate (0.2%):
Kerry Properties Ltd. .................................................... 4,256,500 $ 7,798
39,995
Ireland (2.4%):
Consumer Discretionary (0.4%):
Dalata Hotel Group PLC .................................................. 2,840,139 13,804
Consumer Staples (0.7%):
Glanbia PLC .......................................................... 1,157,592 22,830
Financials (0.7%):
Bank of Ireland Group PLC ............................................... 2,538,244 25,899
Industrials (0.3%):
DCC PLC ............................................................ 139,588 10,154
Materials (0.3%):
Smurfit Kappa Group PLC ................................................ 230,290 10,499
83,186
Isle of Man (0.3%):
Consumer Discretionary (0.3%):
Playtech PLC(a) ........................................................ 1,631,069 9,492
Israel (0.4%):
Communication Services (0.4%):
Perion Network Ltd.(a)(b) ................................................. 586,125 13,176
Italy (3.9%):
Consumer Discretionary (0.4%):
Brunello Cucinelli SpA ................................................... 113,895 13,015
Energy (0.4%):
Saras SpA ............................................................ 6,992,815 13,365
Financials (1.1%):
Azimut Holding SpA .................................................... 484,097 13,158
Banco BPM SpA(b) ..................................................... 4,152,203 27,622
40,780
Industrials (0.7%):
Iveco Group NV(a) ..................................................... 729,566 10,867
Leonardo SpA ......................................................... 551,186 13,846
24,713
Materials (0.7%):
Buzzi SpA ............................................................ 659,457 25,895
Utilities (0.6%):
ERG SpA ............................................................ 368,774 9,257
Iren SpA ............................................................. 5,499,704 11,250
20,507
138,275
Japan (23.9%):
Consumer Discretionary (4.5%):
Adastria Co. Ltd. ....................................................... 504,400 12,816
Asics Corp. ........................................................... 391,400 18,531
J Front Retailing Co. Ltd.(b) ............................................... 1,420,200 15,779
Resorttrust, Inc. ........................................................ 600,400 10,274
Round One Corp. ....................................................... 2,938,200 15,214
Sankyo Co. Ltd.(b) ...................................................... 1,693,000 18,496
Shimamura Co. Ltd. ..................................................... 284,000 16,193
Sumitomo Forestry Co. Ltd. ............................................... 503,800 15,891

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Toyo Tire Corp. ........................................................ 980,400 $ 18,529
Toyoda Gosei Co. Ltd. ................................................... 698,400 15,406
157,129
Consumer Staples (1.4%):
Morinaga Milk Industry Co. Ltd. ............................................ 541,000 11,069
Nissui Corp. .......................................................... 3,013,600 18,898
Toyo Suisan Kaisha Ltd. .................................................. 337,200 20,621
50,588
Financials (2.0%):
Credit Saison Co. Ltd. ................................................... 1,138,200 23,480
Fuyo General Lease Co. Ltd.(b) ............................................. 146,400 13,026
Mebuki Financial Group, Inc. .............................................. 5,165,100 16,973
Yamaguchi Financial Group, Inc. ............................................ 1,759,600 17,877
71,356
Health Care (1.6%):
Jeol Ltd. ............................................................. 401,600 16,639
Nakanishi, Inc. ......................................................... 719,700 11,295
Santen Pharmaceutical Co. Ltd. ............................................. 1,740,500 17,119
Sawai Group Holdings Co. Ltd. ............................................. 257,300 10,061
55,114
Industrials (6.4%):
Amada Co. Ltd.(b) ...................................................... 1,140,400 13,062
Daihen Corp. .......................................................... 362,300 22,617
DMG Mori Co. Ltd.(b) ................................................... 534,300 14,127
Ebara Corp. ........................................................... 295,900 26,933
Fujikura Ltd. .......................................................... 1,345,800 19,894
Hitachi Zosen Corp. ..................................................... 1,559,400 13,630
INFRONEER Holdings, Inc. ............................................... 1,615,900 15,511
JGC Holdings Corp. ..................................................... 742,200 7,278
Nankai Electric Railway Co. Ltd.(b) ......................................... 484,100 9,945
Nitto Boseki Co. Ltd.(b) .................................................. 294,400 11,437
Park24 Co. Ltd.(a) ...................................................... 1,204,000 14,220
Sankyu, Inc. .......................................................... 325,100 11,191
Sanwa Holdings Corp. ................................................... 1,251,800 21,890
Takeuchi Manufacturing Co. Ltd. ........................................... 549,300 22,022
223,757
Information Technology (3.3%):
BIPROGY, Inc. ........................................................ 424,400 12,615
Citizen Watch Co. Ltd.(b) ................................................. 1,896,700 12,500
Fuji Soft, Inc. .......................................................... 421,500 16,714
Horiba Ltd. ........................................................... 171,000 17,768
Nichicon Corp. ........................................................ 1,149,200 9,706
Nippon Electric Glass Co. Ltd. ............................................. 431,200 11,015
Socionext, Inc. ......................................................... 454,700 12,422
Tokyo Seimitsu Co. Ltd.(b) ................................................ 321,400 24,972
117,712
Materials (2.9%):
Daicel Corp. .......................................................... 1,953,900 19,290
Daido Steel Co. Ltd. ..................................................... 2,483,400 28,782
Kaneka Corp. .......................................................... 372,300 9,265
Mitsubishi Gas Chemical Co., Inc. ........................................... 581,100 9,749
Rengo Co. Ltd. ........................................................ 2,558,500 19,506
Sumitomo Bakelite Co. Ltd. ............................................... 479,200 14,443
101,035
Real Estate (1.8%):
Invincible Investment Corp. ............................................... 34,389 15,449
KDX Realty Investment Corp. .............................................. 7,119 7,568

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Nippon Accommodations Fund, Inc.(b) ....................................... 2,202 $ 9,504
Tokyo Tatemono Co. Ltd. ................................................. 964,300 16,290
Tokyu Fudosan Holdings Corp. ............................................. 1,909,300 15,428
64,239
840,930
Jersey (0.2%):
Materials (0.2%):
Arcadium Lithium PLC(a) ................................................ 1,590,103 7,014
Jordan (0.4%):
Health Care (0.4%):
Hikma Pharmaceuticals PLC ............................................... 655,367 15,851
Netherlands (3.3%):
Financials (1.3%):
ASR Nederland NV ..................................................... 494,653 24,239
Euronext NV(e) ........................................................ 207,140 19,711
43,950
Health Care (0.3%):
Pharming Group NV(a)(b) ................................................ 8,772,988 9,641
Industrials (0.7%):
Fugro NV(a) .......................................................... 1,065,058 26,104
Information Technology (0.7%):
BE Semiconductor Industries NV ........................................... 158,312 24,247
Materials (0.3%):
OCI NV ............................................................. 420,551 11,525
115,467
Singapore (0.8%):
Real Estate (0.2%):
Frasers Logistics & Commercial Trust ........................................ 10,717,900 8,414
Utilities (0.6%):
Sembcorp Industries Ltd. ................................................. 5,196,600 20,779
29,193
South Africa (0.4%):
Financials (0.4%):
Investec PLC .......................................................... 2,022,660 13,558
South Korea (3.9%):
Communication Services (0.3%):
AfreecaTV Co. Ltd. ..................................................... 109,965 10,062
Consumer Discretionary (0.2%):
Youngone Corp. ........................................................ 283,763 8,538
Consumer Staples (0.2%):
NongShim Co. Ltd. ..................................................... 26,463 7,322
Health Care (1.2%):
Classys, Inc. .......................................................... 535,707 14,141
Dentium Co. Ltd. ....................................................... 147,235 14,755
Hanmi Pharm Co. Ltd. ................................................... 53,909 13,700
42,596
Industrials (1.0%):
HD Hyundai Electric Co. Ltd. .............................................. 179,416 23,874

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Samsung Engineering Co. Ltd.(a) ........................................... 648,857 $ 12,155
36,029
Information Technology (0.7%):
LEENO Industrial, Inc. ................................................... 64,495 12,387
SOLUM Co. Ltd.(a) ..................................................... 592,566 10,866
23,253
Materials (0.3%):
LOTTE Fine Chemical Co. Ltd. ............................................ 242,472 8,538
136,338
Spain (3.1%):
Financials (0.7%):
Bankinter SA .......................................................... 3,422,790 25,075
Health Care (0.5%):
Laboratorios Farmaceuticos Rovi SA ......................................... 201,798 17,607
Industrials (0.4%):
Cia de Distribucion Integral Logista Holdings SA ................................ 507,478 14,181
Information Technology (0.5%):
Indra Sistemas SA ...................................................... 761,390 15,777
Materials (0.4%):
Acerinox SA .......................................................... 1,404,123 15,417
Real Estate (0.6%):
Merlin Properties Socimi SA ............................................... 2,029,667 21,834
109,891
Sweden (2.4%):
Consumer Staples (0.3%):
Axfood AB ........................................................... 421,533 12,256
Financials (0.3%):
Avanza Bank Holding AB(b) ............................................... 537,353 11,586
Industrials (1.4%):
AFRY AB ............................................................ 639,238 10,209
Loomis AB ........................................................... 337,675 9,427
NCC AB, Class B ....................................................... 797,581 10,979
Trelleborg AB, Class B ................................................... 472,529 16,900
47,515
Real Estate (0.4%):
Wihlborgs Fastigheter AB ................................................. 1,493,358 13,840
85,197
Switzerland (6.1%):
Consumer Staples (0.7%):
Coca-Cola HBC AG ..................................................... 726,021 22,938
Financials (1.0%):
Baloise Holding AG, Registered Shares ....................................... 68,658 10,768
Swissquote Group Holding SA, Registered Shares ............................... 92,683 25,988
36,756
Health Care (1.2%):
Galenica AG(e) ........................................................ 247,496 20,656
Siegfried Holding AG, Registered Shares ...................................... 20,502 20,938
41,594

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Industrials (2.0%):
Accelleron Industries AG ................................................. 366,454 $ 13,728
Adecco Group AG ...................................................... 255,152 10,096
Bucher Industries AG, Registered Shares ...................................... 24,715 10,870
Flughafen Zurich AG, Registered Shares ...................................... 65,862 14,958
Sulzer AG, Registered Shares .............................................. 182,309 22,191
71,843
Information Technology (0.5%):
Logitech International SA, Class R .......................................... 97,952 8,779
Temenos AG, Registered Shares ............................................ 131,724 9,424
18,203
Real Estate (0.7%):
PSP Swiss Property AG, Registered Shares ..................................... 191,937 25,165
216,499
United Kingdom (12.2%):
Communication Services (1.1%):
4imprint Group PLC ..................................................... 311,075 24,830
Moneysupermarket.com Group PLC ......................................... 5,238,641 14,526
39,356
Consumer Discretionary (1.6%):
Berkeley Group Holdings PLC ............................................. 216,797 13,023
Dowlais Group PLC ..................................................... 7,063,000 6,956
Dunelm Group PLC ..................................................... 632,740 9,065
Inchcape PLC ......................................................... 1,707,105 15,626
Taylor Wimpey PLC ..................................................... 7,265,309 12,558
57,228
Consumer Staples (0.9%):
Marks & Spencer Group PLC .............................................. 6,683,934 22,379
Nomad Foods Ltd. ...................................................... 519,186 10,155
32,534
Energy (0.3%):
Harbour Energy PLC .................................................... 2,569,030 8,945
Financials (1.7%):
Beazley PLC .......................................................... 1,966,611 16,534
Intermediate Capital Group PLC ............................................ 612,805 15,869
Man Group PLC ....................................................... 5,395,648 18,199
OSB Group PLC ....................................................... 2,305,191 11,010
61,612
Health Care (0.7%):
ConvaTec Group PLC(e) ................................................. 4,414,894 15,946
CVS Group PLC ....................................................... 587,878 7,225
23,171
Industrials (2.8%):
Balfour Beatty PLC ..................................................... 3,321,831 16,025
easyJet PLC ........................................................... 1,733,358 12,474
IMI PLC ............................................................. 582,064 13,332
JET2 PLC ............................................................ 726,181 13,216
QinetiQ Group PLC ..................................................... 2,593,060 11,943
Serco Group PLC ....................................................... 8,485,313 20,312
The Weir Group PLC .................................................... 479,348 12,242
99,544
Information Technology (0.9%):
Computacenter PLC ..................................................... 662,324 22,514

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Spectris PLC .......................................................... 253,678 $ 10,553
33,067
Materials (0.4%):
Endeavour Mining PLC .................................................. 672,861 13,672
Real Estate (1.5%):
LondonMetric Property PLC ............................................... 6,166,115 15,820
Safestore Holdings PLC .................................................. 1,102,303 10,516
The British Land Co. PLC ................................................ 2,830,914 14,121
Tritax Big Box REIT PLC ................................................. 5,485,340 10,903
51,360
Utilities (0.3%):
Drax Group PLC ....................................................... 1,686,907 10,701
431,190
Total Common Stocks (Cost $2,721,091) 3,454,681
Exchange-Traded Funds (0.3%)
United States (0.3%):
Vanguard FTSE Developed Markets ETF ...................................... 243,420 12,212
Total Exchange-Traded Funds (Cost $12,067) 12,212
Collateral for Securities Loaned (1.6%)^
United States (1.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(f) ........ 13,621,208 13,621
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(f) ............ 13,621,208 13,621
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(f) ................ 13,621,410 13,621
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(f) . 13,621,208 13,622
Total Collateral for Securities Loaned (Cost $54,485) 54,485
Total Investments (Cost $2,787,643) — 100.0% 3,521,378
Liabilities in excess of other assets — 0.0% (1,263)
NET ASSETS - 100.00% $ 3,520,115
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rounds to less than $1 thousand.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$105,536 (thousands) and amounted to 3.0% of net assets.
(f) Rate disclosed is the daily yield on March 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (7.3%)
ABS Auto (5.7%):
Chase Auto Owner Trust , Series 2024-1A , Class A4 , 5 .05% , 10/25/29 , Callable 3/25/28 @
100 (a) ........................................................... $ 100 $ 100
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 8/15/28 @
100 (a) ........................................................... 50 51
Enterprise Fleet Financing LLC , Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 8/20/27 @
100 (a) ........................................................... 50 52
Ford Credit Auto Owner Trust , Series 2020-1 , Class C , 2 .54% , 8/15/31 , Callable 2/15/25 @
100 (a) ........................................................... 100 97
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class A3 , 5 .39% , 12/15/27 ,
Callable 9/15/26 @ 100 (a) ............................................ 540 538
JPMorgan Chase Bank NA , Series 2021-2 , Class C , 0 .97% , 12/26/28 , Callable 10/25/25 @
100 (a) ........................................................... 27 26
LAD Auto Receivables Trust , Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 10/15/27 @
100 (a) ........................................................... 50 51
Santander Drive Auto Receivables Trust .......................................
Series 2022-2 , Class B , 3 .44% , 9/15/27 , Callable 3/15/26 @ 100 ................. 275 271
Series 2023-1 , Class B , 4 .98% , 2/15/28 , Callable 5/15/26 @ 100 ................. 195 194
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 8/15/28 @ 100 (a) .............. 50 50
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 8/15/28 @ 100 (a) ............... 50 50
SFS Auto Receivables Securitization Trust , Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable
4/20/28 @ 100 (a) ................................................... 42 42
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 9/20/25 @ 100 (a) ............... 100 101
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 12/20/25 @ 100 (a) ............. 89 90
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 119 120
Westlake Automobile Receivables Trust .......................................
Series 2022-1A , Class C , 3 .11% , 3/15/27 , Callable 11/15/25 @ 100 (a) ............. 310 304
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 8/15/26 @ 100 (a) .............. 250 249
Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable 9/15/26 @ 100 (a) .............. 500 503
2,889
ABS Card (0.5%):
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 100 96
Master Credit Card Trust II , Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) .............. 127 132
228
ABS Home (0.1%):
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16 , Class M1 , 6 .76%
( TSFR1M + 143 bps ) , 10/25/32 , Callable 4/25/24 @ 100 (b) ...................... 56 58
ABS Other (1.0%):
CCG Receivables Trust , Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 11/14/27 @ 100 (a) 50 51
HPEFS Equipment Trust , Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 10/20/26 @
100 (a) ........................................................... 200 203
SCF Equipment Leasing LLC ..............................................
Series 2019-2A , Class C , 3 .11% , 6/21/27 , Callable 8/20/24 @ 100 (a) .............. 220 218
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 8/20/30 @ 100 (a) .............. 43 45
517
Total Asset-Backed Securities (Cost $3,670)
a
a
a
3,692
Collateralized Mortgage Obligations (8.2%)
Agency CMO Other (1.0%):
Federal Home Loan Mortgage Corporation , Series 4395 , Class PA , 2 .50% , 4/15/37 ........ 116 109
Federal National Mortgage Association .......................................
Series 2005-19 , Class PB , 5 .50% , 3/25/35 ................................. 150 153
Series 2011-21 , Class PA , 4 .50% , 5/25/40 ................................. 156 154

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2013-81 , Class KA , 2 .75% , 9/25/42 ................................. $ 111 $ 104
520
Commercial MBS (7.2%):
BANK , Series 2020-BN26 , Class AS , 2 .69% , 3/15/63 , Callable 3/15/30 @ 100 ........... 290 241
CFCRE Commercial Mortgage Trust , Series 2016-C4 , Class A4 , 3 .28% , 5/10/58 , Callable
5/10/26 @ 100 ..................................................... 163 156
Citigroup Commercial Mortgage Trust ........................................
Series 2015-GC33 , Class A4 , 3 .78% , 9/10/58 , Callable 5/10/26 @ 100 ............. 463 447
Series 2016-P4 , Class A4 , 2 .90% , 7/10/49 , Callable 7/10/26 @ 100 ............... 244 229
Series 2020-GC46 , Class AS , 2 .92% , 2/15/53 , Callable 2/15/30 @ 100 ............. 257 221
CSAIL Commercial Mortgage Trust , Series 2015-C3 , Class A4 , 3 .72% , 8/15/48 , Callable
8/15/25 @ 100 ..................................................... 348 338
GS Mortgage Securities Trust , Series 2016-GS2 , Class A4 , 3 .05% , 5/10/49 , Callable 5/10/26 @
100 ............................................................. 162 154
JP Morgan Chase Commercial Mortgage Securities Trust , Series 2016-JP2 , Class A4 , 2 .82% ,
8/15/49 , Callable 7/15/26 @ 100 ........................................ 376 354
JPMBB Commercial Mortgage Securities Trust .................................
Series 2015-C28 , Class A4 , 3 .23% , 10/15/48 , Callable 4/15/25 @ 100 ............. 453 442
Series 2015-C31 , Class A3 , 3 .80% , 8/15/48 , Callable 8/15/25 @ 100 .............. 138 134
Series 2016-C1 , Class A5 , 3 .58% , 3/17/49 , Callable 2/15/26 @ 100 ............... 419 403
Wells Fargo Commercial Mortgage Trust , Series 2016-NXS6 , Class A4 , 2 .92% , 11/15/49 ,
Callable 10/15/26 @ 100 ............................................. 548 517
3,636
Total Collateralized Mortgage Obligations (Cost $4,393)
a
a
a
4,156
Corporate Bonds (25.5%)
Communication Services (1.7%):
AT&T, Inc. , 5 .15% , 11/15/46 , Callable 5/15/46 @ 100 ............................ 100 95
Charter Communications Operating LLC/Charter Communications Operating Capital , 2 .25% ,
1/15/29 , Callable 11/15/28 @ 100 ....................................... 150 128
Comcast Corp. , 3 .45% , 2/1/50 , Callable 8/1/49 @ 100 ............................ 250 183
T-Mobile US, Inc. , 3 .88% , 4/15/30 , Callable 1/15/30 @ 100 ........................ 250 234
Verizon Communications, Inc. , 3 .55% , 3/22/51 , Callable 9/22/50 @ 100 ................ 200 148
Warnermedia Holdings, Inc. , 4 .05% , 3/15/29 , Callable 1/15/29 @ 100 ................. 100 94
882
Consumer Discretionary (2.1%):
General Motors Financial Co., Inc. , 5 .85% , 4/6/30 , Callable 2/6/30 @ 100 .............. 100 102
Genuine Parts Co. , 6 .88% , 11/1/33 , Callable 8/1/33 @ 100 ......................... 48 53
Marriott International, Inc. , 3 .60% , 4/15/24 .................................... 326 326
Meritage Homes Corp. , 6 .00% , 6/1/25 , Callable 3/1/25 @ 100 ....................... 41 41
NVR, Inc. , 3 .00% , 5/15/30 , Callable 11/15/29 @ 100 ............................. 167 148
O'Reilly Automotive, Inc. , 4 .70% , 6/15/32 , Callable 3/15/32 @ 100 ................... 99 97
Ross Stores, Inc. , 3 .38% , 9/15/24 , Callable 6/15/24 @ 100 ......................... 160 158
Tapestry, Inc. , 7 .85% , 11/27/33 , Callable 8/27/33 @ 100 ........................... 100 109
Volkswagen Group of America Finance LLC , 6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) .. 40 42
1,076
Consumer Staples (2.1%):
Altria Group, Inc. , 4 .40% , 2/14/26 , Callable 12/14/25 @ 100 ........................ 105 103
Anheuser-Busch InBev Worldwide, Inc. , 4 .38% , 4/15/38 , Callable 10/15/37 @ 100 ........ 175 163
BAT Capital Corp. , 5 .28% , 4/2/50 , Callable 10/2/49 @ 100 ......................... 100 86
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 100 99
Campbell Soup Co. , 5 .20% , 3/21/29 , Callable 2/21/29 @ 100 ....................... 57 57
Keurig Dr Pepper, Inc. , 4 .50% , 4/15/52 , Callable 10/15/51 @ 100 .................... 100 86
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 200 169
The Estee Lauder Cos., Inc. , 4 .15% , 3/15/47 , Callable 9/15/46 @ 100 ................. 105 88
The J.M. Smucker Co. , 6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................... 100 107

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Tyson Foods, Inc. , 5 .10% , 9/28/48 , Callable 3/28/48 @ 100 ......................... $ 135 $ 122
1,080
Energy (1.8%):
Continental Resources, Inc. , 2 .27% , 11/15/26 , Callable 5/6/24 @ 100 (a) ................ 100 92
Energy Transfer LP , 3 .75% , 5/15/30 , Callable 2/15/30 @ 100 ........................ 100 92
EOG Resources, Inc. , 4 .95% , 4/15/50 , Callable 10/15/49 @ 100 ..................... 135 128
MPLX LP , 4 .00% , 3/15/28 , Callable 12/15/27 @ 100 ............................. 150 145
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) ................. 201 176
Pioneer Natural Resources Co. , 1 .90% , 8/15/30 , Callable 5/15/30 @ 100 ............... 251 211
Western Midstream Operating LP , 4 .05% , 2/1/30 , Callable 11/1/29 @ 100 .............. 88 82
926
Financials (6.6%):
Aflac, Inc. , 4 .75% , 1/15/49 , Callable 7/15/48 @ 100 .............................. 35 32
Bank of America Corp. , 2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (b) .... 400 332
Capital One Financial Corp. , 2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (b) ... 145 112
Cincinnati Financial Corp. , 6 .13% , 11/1/34 ..................................... 130 138
Citigroup, Inc. , 4 .45% , 9/29/27 ............................................. 58 56
Citizens Financial Group, Inc. , 2 .50% , 2/6/30 , Callable 11/6/29 @ 100 ................. 150 127
Fiserv, Inc. , 5 .60% , 3/2/33 , Callable 12/2/32 @ 100 .............................. 100 102
Ford Motor Credit Co. LLC , 4 .06% , 11/1/24 , Callable 10/1/24 @ 100 ................. 290 287
JPMorgan Chase & Co.
5 .72% ( SOFR + 258 bps ) , 9/14/33 , Callable 9/14/32 @ 100 (b) .................... 204 208
5 .60% , 7/15/41 .................................................... 137 143
KeyCorp. , 4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , MTN , Callable 6/1/32 @ 100 (b) ........ 150 137
Morgan Stanley , 2 .51% ( SOFR + 120 bps ) , 10/20/32 , MTN , Callable 10/20/31 @ 100 (b) ..... 300 248
New York Life Global Funding , 5 .00% , 1/9/34 (a) ................................ 100 99
Old Republic International Corp. , 3 .85% , 6/11/51 , Callable 12/11/50 @ 100 ............. 104 75
Regions Financial Corp. , 1 .80% , 8/12/28 , Callable 6/12/28 @ 100 .................... 100 86
RGA Global Funding , 5 .50% , 1/11/31 (a) ...................................... 100 100
State Street Corp. , 5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (b) .......... 100 99
The Bank of New York Mellon Corp. , 4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @
100 (b) (c) ......................................................... 150 147
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 250 252
The PNC Financial Services Group, Inc. , 4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable
6/6/32 @ 100 (b) .................................................... 100 93
U.S. Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) ............. 200 204
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 100 104
Wells Fargo & Co. , 4 .90% , 11/17/45 ......................................... 155 140
3,321
Health Care (2.6%):
AbbVie, Inc. , 4 .45% , 5/14/46 , Callable 11/14/45 @ 100 ........................... 142 128
Amgen, Inc. , 5 .15% , 3/2/28 , Callable 2/2/28 @ 100 .............................. 140 141
Baxter International, Inc. , 3 .50% , 8/15/46 , Callable 2/15/46 @ 100 ................... 109 79
Bristol-Myers Squibb Co. , 5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................. 150 160
Centene Corp. , 4 .25% , 12/15/27 , Callable 4/22/24 @ 101.42 ........................ 168 160
CVS Health Corp. , 2 .13% , 9/15/31 , Callable 6/15/31 @ 100 ........................ 150 123
Elevance Health, Inc. , 2 .38% , 1/15/25 , Callable 12/15/24 @ 100 ..................... 148 144
HCA, Inc. , 4 .13% , 6/15/29 , Callable 3/15/29 @ 100 .............................. 193 183
Regeneron Pharmaceuticals, Inc. , 2 .80% , 9/15/50 , Callable 3/15/50 @ 100 .............. 146 92
Universal Health Services, Inc. , 2 .65% , 10/15/30 , Callable 7/15/30 @ 100 (a) ............ 102 86
1,296
Industrials (3.1%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 107 89
Air Lease Corp. , 0 .80% , 8/18/24 , Callable 7/18/24 @ 100 .......................... 146 143
Ashtead Capital, Inc. , 4 .25% , 11/1/29 , Callable 11/1/24 @ 102.13 (a) .................. 250 233
Concentrix Corp. , 6 .85% , 8/2/33 , Callable 5/2/33 @ 100 ........................... 100 99
CSX Corp. , 3 .35% , 9/15/49 , Callable 3/15/49 @ 100 ............................. 92 66
Cummins, Inc. , 4 .90% , 2/20/29 , Callable 1/20/29 @ 100 ........................... 100 101
Honeywell International, Inc. , 2 .80% , 6/1/50 , Callable 12/1/49 @ 100 ................. 82 57

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Norfolk Southern Corp.
2 .30% , 5/15/31 , Callable 2/15/31 @ 100 .................................. $ 100 $ 84
2 .90% , 8/25/51 , Callable 2/25/51 @ 100 .................................. 125 81
Northrop Grumman Corp. , 5 .25% , 5/1/50 , Callable 11/1/49 @ 100 .................... 116 114
Northwestern Mutual Global Funding , 4 .71% , 1/10/29 (a) .......................... 250 247
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 75 58
Snap-on, Inc. , 4 .10% , 3/1/48 , Callable 9/1/47 @ 100 .............................. 115 97
The Boeing Co. , 5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ........................... 100 95
1,564
Information Technology (1.6%):
Apple, Inc. , 4 .65% , 2/23/46 , Callable 8/23/45 @ 100 ............................. 117 112
Broadcom, Inc. , 5 .00% , 4/15/30 , Callable 1/15/30 @ 100 .......................... 165 166
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 150 134
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 100 72
Texas Instruments, Inc. , 4 .15% , 5/15/48 , Callable 11/15/47 @ 100 .................... 160 138
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 200 171
793
Materials (0.7%):
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 150 123
Martin Marietta Materials, Inc. , 2 .40% , 7/15/31 , Callable 4/15/31 @ 100 ............... 50 42
Newmont Corp. , 2 .60% , 7/15/32 , Callable 4/15/32 @ 100 .......................... 104 87
Packaging Corp. of America , 3 .05% , 10/1/51 , Callable 4/1/51 @ 100 .................. 150 102
354
Real Estate (1.6%):
DOC DR. LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ........................... 128 105
Essential Properties LP , 2 .95% , 7/15/31 , Callable 4/15/31 @ 100 ..................... 131 106
Realty Income Corp.
3 .20% , 1/15/27 , Callable 11/15/26 @ 100 .................................. 100 95
5 .63% , 10/13/32 , Callable 7/13/32 @ 100 ................................. 203 207
Regency Centers LP , 4 .65% , 3/15/49 , Callable 9/15/48 @ 100 ....................... 114 98
Sabra Health Care LP , 5 .13% , 8/15/26 , Callable 5/15/26 @ 100 ...................... 145 144
Simon Property Group LP , 6 .25% , 1/15/34 , Callable 10/15/33 @ 100 .................. 60 64
819
Utilities (1.6%):
Ameren Illinois Co. , 1 .55% , 11/15/30 , Callable 8/15/30 @ 100 ...................... 225 182
Consolidated Edison Co. of New York, Inc. , 6 .30% , 8/15/37 ........................ 125 135
Duke Energy Corp. , 4 .50% , 8/15/32 , Callable 5/15/32 @ 100 ....................... 100 95
Oglethorpe Power Corp. , 4 .20% , 12/1/42 ...................................... 50 40
Public Service Electric & Gas Co. , 3 .95% , 5/1/42 , MTN , Callable 11/1/41 @ 100 ......... 159 134
The Southern Co. , 5 .70% , 3/15/34 , Callable 9/15/33 @ 100 ......................... 100 103
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 174 111
800
Total Corporate Bonds (Cost $13,892)
a
a
a
12,911
Yankee Dollars (6.1%)
Consumer Discretionary (0.3%):
Aptiv PLC/Aptiv Corp. , 3 .25% , 3/1/32 , Callable 12/1/31 @ 100 ..................... 185 161
Consumer Staples (0.4%):
Suntory Holdings Ltd. , 2 .25% , 10/16/24 , Callable 9/16/24 @ 100 (a) .................. 200 196
Energy (0.3%):
TotalEnergies Capital International SA , 2 .99% , 6/29/41 , Callable 12/29/40 @ 100 ......... 195 147
Financials (3.4%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 6 .50% , 7/15/25 , Callable 6/15/25
@ 100 ........................................................... 150 152

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Banco Santander SA , 6 .92% , 8/8/33 ......................................... $ 200 $ 209
Barclays PLC , 2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (b) ......... 200 184
BPCE SA , 6 .51% ( H15T1Y + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (b) ............ 100 101
Canadian Imperial Bank of Commerce , 6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ........... 150 158
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (b) ....... 150 153
Deutsche Bank AG , 3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (b) .......... 100 82
HSBC Holdings PLC , 2 .87% ( SOFR + 141 bps ) , 11/22/32 , Callable 11/22/31 @ 100 (b) ...... 140 117
Mizuho Financial Group, Inc. , 2 .56% , 9/13/31 .................................. 200 164
Pfizer Investment Enterprises Pte Ltd. , 4 .75% , 5/19/33 , Callable 2/19/33 @ 100 .......... 150 148
UBS Group AG , 4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .......................... 250 241
1,709
Health Care (0.1%):
Smith & Nephew PLC , 5 .40% , 3/20/34 , Callable 12/20/33 @ 100 .................... 64 64
Industrials (1.0%):
Canadian National Railway Co. , 3 .20% , 8/2/46 , Callable 2/2/46 @ 100 ................ 85 64
Canadian Pacific Railway Co. , 3 .10% , 12/2/51 , Callable 6/2/51 @ 100 ................. 92 63
Ferguson Finance PLC , 4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................... 200 191
Pentair Finance Sarl , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ....................... 100 103
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 100 102
523
Materials (0.5%):
Anglo American Capital PLC , 3 .95% , 9/10/50 , Callable 3/10/50 @ 100 (a) .............. 200 149
Rio Tinto Finance USA Ltd. , 5 .20% , 11/2/40 ................................... 75 75
224
Utilities (0.1%):
Iberdrola International BV , 6 .75% , 9/15/33 ..................................... 50 53
Total Yankee Dollars (Cost $3,233)
a
a
a
3,077
U.S. Government Agency Mortgages (11.0%)
Federal Home Loan Mortgage Corporation
9 .00% , 4/1/25 ..................................................... 1 1
5 .50% , 10/1/38 .................................................... 176 178
2 .00% , 3/1/51 ..................................................... 484 388
3 .50% , 3/1/52 ..................................................... 1,676 1,500
4 .50% , 6/1/52 ..................................................... 1,544 1,472
3,539
Federal National Mortgage Association
6 .00% , 2/1/37 ..................................................... 49 51
4 .00% , 3/1/47 - 10/1/48 .............................................. 50 47
2 .50% , 7/1/51 ..................................................... 1,774 1,467
1,565
Government National Mortgage Association
5 .50% , 4/20/53 .................................................... 191 191
2 .50% , 7/20/53 .................................................... 94 80
6 .00% , 9/20/53 .................................................... 197 201
472
Total U.S. Government Agency Mortgages (Cost $6,121)
a
a
a
5,576
U.S. Treasury Obligations (39.5%)
U.S. Treasury Bonds
2 .00% , 11/15/41 .................................................... 356 250
2 .88% , 5/15/49 .................................................... 500 381
1 .88% , 2/15/51 .................................................... 81 49
4 .13% , 8/15/53 .................................................... 300 289
4 .75% , 11/15/53 .................................................... 2,500 2,674

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
U.S. Treasury Notes
3 .00% , 7/31/24 .................................................... $ 492 $ 488
0 .38% , 8/15/24 .................................................... 502 493
1 .75% , 3/15/25 .................................................... 1,300 1,260
4 .00% , 2/15/26 .................................................... 1,000 988
0 .50% , 6/30/27 .................................................... 390 345
4 .00% , 2/29/28 .................................................... 961 950
3 .75% , 12/31/28 .................................................... 2,000 1,959
4 .00% , 1/31/29 .................................................... 1,000 990
4 .25% , 2/28/29 .................................................... 1,000 1,002
4 .25% , 2/28/31 .................................................... 3,050 3,056
1 .88% , 2/15/32 .................................................... 289 244
2 .88% , 5/15/32 .................................................... 268 243
2 .75% , 8/15/32 .................................................... 272 244
4 .50% , 11/15/33 .................................................... 3,500 3,582
4 .00% , 2/15/34 .................................................... 500 492
Total U.S. Treasury Obligations (Cost $19,975)
a
a
a
19,979
Commercial Paper (1.0%)
Financials (1.0%):
Hannover Funding Co. LLC , 5 .51% , 4/1/24 (d) .................................. 500 500
Total Commercial Paper (Cost $500)
a
a
a
500
Total Investments (Cost $51,784) — 98.6% 49,891
Other assets in excess of liabilities — 1.4% 727
NET ASSETS - 100.00% $ 50,618
At March 31, 2024, the Fund's investments in foreign securities were 6.3% of net assets.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was $5,551
(thousands) and amounted to 11.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2024.
(c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d) Rate represents the effective yield at March 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of March 31, 2024.

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Diversified Stock Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (96.1%)
Communication Services (8.0%):
Alphabet, Inc., Class C(a) ................................................. 90,187 $ 13,732
Meta Platforms, Inc., Class A .............................................. 12,376 6,010
Netflix, Inc.(a) ......................................................... 3,039 1,846
T-Mobile US, Inc. ...................................................... 9,357 1,527
Yelp, Inc.(a) ........................................................... 46,729 1,841
24,956
Communications Equipment (0.6%):
Arista Networks, Inc.(a) .................................................. 6,393 1,854
Consumer Discretionary (10.7%):
Amazon.com, Inc.(a) .................................................... 63,152 11,391
AutoZone, Inc.(a) ....................................................... 1,081 3,407
Booking Holdings, Inc. ................................................... 468 1,698
D.R. Horton, Inc. ....................................................... 20,085 3,305
O'Reilly Automotive, Inc.(a) ............................................... 2,733 3,085
PulteGroup, Inc. ........................................................ 15,847 1,911
Starbucks Corp. ........................................................ 27,937 2,553
Tesla, Inc.(a) .......................................................... 4,776 840
Toll Brothers, Inc. ...................................................... 14,677 1,899
TopBuild Corp.(a) ...................................................... 7,464 3,290
33,379
Consumer Staples (2.8%):
BellRing Brands, Inc.(a) .................................................. 69,070 4,077
Casey's General Stores, Inc. ............................................... 8,914 2,839
Philip Morris International, Inc. ............................................. 20,276 1,858
8,774
Electronic Equipment, Instruments & Components (2.3%):
Badger Meter, Inc. ...................................................... 17,837 2,886
Fabrinet(a) ............................................................ 22,180 4,193
7,079
Energy (5.2%):
Diamondback Energy, Inc. ................................................ 20,443 4,051
EOG Resources, Inc. .................................................... 25,587 3,271
Halliburton Co. ........................................................ 46,334 1,827
Matador Resources Co. ................................................... 53,171 3,550
Oceaneering International, Inc.(a) ........................................... 84,546 1,978
Schlumberger NV ...................................................... 29,864 1,637
16,314
Financials (15.2%):
Ameriprise Financial, Inc. ................................................. 9,813 4,302
Axos Financial, Inc.(a) ................................................... 51,111 2,762
Chubb Ltd. ........................................................... 11,267 2,920
Corebridge Financial, Inc.(b) ............................................... 84,887 2,439
First Citizens BancShares, Inc., Class A ....................................... 1,123 1,836
Fiserv, Inc.(a) .......................................................... 20,466 3,271
Globe Life, Inc. ........................................................ 29,242 3,403
Interactive Brokers Group, Inc. ............................................. 30,024 3,354
JPMorgan Chase & Co. .................................................. 23,508 4,709
Kinsale Capital Group, Inc. ................................................ 4,807 2,522
LPL Financial Holdings, Inc. ............................................... 10,630 2,808
NMI Holdings, Inc., Class A(a) ............................................. 58,414 1,889
The Bancorp, Inc.(a) ..................................................... 72,927 2,440
Visa, Inc., Class A ...................................................... 19,150 5,344
W.R. Berkley Corp. ..................................................... 36,279 3,209
47,208

Victory Portfolios
Victory Diversified Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Health Care (15.8%):
Amphastar Pharmaceuticals, Inc.(a) .......................................... 65,797 $ 2,889
Cencora, Inc. .......................................................... 12,740 3,096
Elevance Health, Inc. .................................................... 5,443 2,822
Eli Lilly & Co. ......................................................... 11,215 8,725
HCA Healthcare, Inc. .................................................... 13,457 4,488
McKesson Corp. ....................................................... 5,641 3,028
Medpace Holdings, Inc.(a) ................................................ 7,520 3,039
Novo Nordisk A/S, ADR .................................................. 33,999 4,366
ResMed, Inc. .......................................................... 16,333 3,234
Stryker Corp. .......................................................... 9,156 3,277
The Cigna Group ....................................................... 9,351 3,396
The Ensign Group, Inc. ................................................... 24,811 3,087
Veeva Systems, Inc., Class A(a) ............................................. 8,136 1,885
Vertex Pharmaceuticals, Inc.(a) ............................................. 4,219 1,764
49,096
Industrials (10.0%):
Allison Transmission Holdings, Inc. ......................................... 25,043 2,033
Comfort Systems USA, Inc. ............................................... 11,676 3,710
EMCOR Group, Inc. .................................................... 13,585 4,757
GXO Logistics, Inc.(a) ................................................... 31,972 1,719
Parsons Corp.(a) ....................................................... 22,618 1,876
Saia, Inc.(a) ........................................................... 5,441 3,183
Textron, Inc. .......................................................... 48,499 4,653
United Rentals, Inc. ..................................................... 4,445 3,205
Verra Mobility Corp.(a) .................................................. 74,328 1,856
W.W. Grainger, Inc. ..................................................... 2,096 2,132
Westinghouse Air Brake Technologies Corp. .................................... 13,435 1,957
31,081
Materials (1.0%):
Linde PLC ............................................................ 3,308 1,536
Summit Materials, Inc., Class A(a) .......................................... 39,037 1,740
3,276
Real Estate (0.8%):
VICI Properties, Inc. .................................................... 87,284 2,600
Semiconductors & Semiconductor Equipment (9.3%):
Axcelis Technologies, Inc.(a) .............................................. 12,894 1,438
Broadcom, Inc. ........................................................ 3,266 4,329
Microchip Technology, Inc. ................................................ 34,740 3,116
NVIDIA Corp. ......................................................... 16,211 14,648
ON Semiconductor Corp.(a) ............................................... 36,958 2,718
Photronics, Inc.(a) ...................................................... 94,599 2,679
28,928
Software (10.1%):
Adobe, Inc.(a) ......................................................... 4,068 2,053
Cadence Design Systems, Inc.(a) ............................................ 15,713 4,891
Microsoft Corp. ........................................................ 53,660 22,576
ServiceNow, Inc.(a) ..................................................... 2,705 2,062
31,582
Technology Hardware, Storage & Peripherals (4.3%):
Apple, Inc. ........................................................... 77,562 13,300
Total Common Stocks (Cost $189,610)
a
a
a
299,427

Victory Portfolios
Victory Diversified Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Exchange-Traded Funds (2.5%)
SPDR S&P 500 ETF Trust ................................................ 14,863 $ 7,774
Total Exchange-Traded Funds (Cost $6,630)
a
a
a
7,774
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c) ........ 609,198 609
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(c) ............ 609,198 609
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(c) ............... 609,198 609
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(c) . 609,198 609
Total Collateral for Securities Loaned (Cost $2,437)
a
a
a
2,437
Total Investments (Cost $198,677) — 99.4% 309,638
Other assets in excess of liabilities — 0.6% 1,853
NET ASSETS - 100.00% $ 311,491
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Special Value Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.3%)
Communication Services (8.2%):
Alphabet, Inc. , Class C (a) ................................................. 12,491 $ 1,902
Meta Platforms, Inc. , Class A .............................................. 1,699 825
Netflix, Inc. (a) ......................................................... 415 252
T-Mobile US, Inc. ...................................................... 1,280 209
Yelp, Inc. (a) ........................................................... 6,423 253
3,441
Communications Equipment (0.6%):
Arista Networks, Inc. (a) .................................................. 876 254
Consumer Discretionary (10.8%):
Amazon.com, Inc. (a) .................................................... 8,665 1,563
AutoZone, Inc. (a) ....................................................... 149 470
Booking Holdings, Inc. ................................................... 64 232
D.R. Horton, Inc. ....................................................... 2,769 456
O'Reilly Automotive, Inc. (a) ............................................... 375 423
PulteGroup, Inc. ........................................................ 2,197 265
Starbucks Corp. ........................................................ 3,788 346
Tesla, Inc. (a) .......................................................... 653 115
Toll Brothers, Inc. ...................................................... 2,035 263
TopBuild Corp. (a) ...................................................... 1,013 446
4,579
Consumer Staples (2.9%):
BellRing Brands, Inc. (a) .................................................. 9,493 560
Casey's General Stores, Inc. ............................................... 1,217 388
Philip Morris International, Inc. ............................................. 2,812 258
1,206
Electronic Equipment, Instruments & Components (2.3%):
Badger Meter, Inc. ...................................................... 2,438 394
Fabrinet (a) ............................................................ 3,045 576
970
Energy (5.3%):
Diamondback Energy, Inc. ................................................ 2,777 550
EOG Resources, Inc. .................................................... 3,474 444
Halliburton Co. ........................................................ 6,428 253
Matador Resources Co. ................................................... 7,220 482
Oceaneering International, Inc. (a) ........................................... 12,117 284
Schlumberger NV ...................................................... 4,141 227
2,240
Financials (15.3%):
Ameriprise Financial, Inc. ................................................. 1,342 588
Axos Financial, Inc. (a) ................................................... 6,929 374
Chubb Ltd. ........................................................... 1,535 398
Corebridge Financial, Inc. (b) ............................................... 11,590 333
First Citizens BancShares, Inc. , Class A ....................................... 154 252
Fiserv, Inc. (a) .......................................................... 2,813 450
Globe Life, Inc. ........................................................ 4,001 466
Interactive Brokers Group, Inc. ............................................. 4,170 466
JPMorgan Chase & Co. .................................................. 3,231 647
Kinsale Capital Group, Inc. ................................................ 656 344
LPL Financial Holdings, Inc. ............................................... 1,450 383
NMI Holdings, Inc. , Class A (a) ............................................. 8,029 260
The Bancorp, Inc. (a) ..................................................... 10,058 337
Visa, Inc. , Class A ...................................................... 2,628 733
W.R. Berkley Corp. ..................................................... 4,943 437
6,468

Victory Portfolios
Victory Special Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Health Care (15.9%):
Amphastar Pharmaceuticals, Inc. (a) .......................................... 8,922 $ 392
Cencora, Inc. .......................................................... 1,767 429
Elevance Health, Inc. .................................................... 741 384
Eli Lilly & Co. ......................................................... 1,523 1,185
HCA Healthcare, Inc. .................................................... 1,842 614
McKesson Corp. ....................................................... 774 416
Medpace Holdings, Inc. (a) ................................................ 1,034 418
Novo Nordisk A/S , ADR .................................................. 4,613 592
ResMed, Inc. .......................................................... 2,245 445
Stryker Corp. .......................................................... 1,253 448
The Cigna Group ....................................................... 1,283 466
The Ensign Group, Inc. ................................................... 3,441 428
Veeva Systems, Inc. , Class A (a) ............................................. 1,137 264
Vertex Pharmaceuticals, Inc. (a) ............................................. 582 243
6,724
Industrials (10.1%):
Allison Transmission Holdings, Inc. ......................................... 3,397 276
Comfort Systems USA, Inc. ............................................... 1,610 512
EMCOR Group, Inc. .................................................... 1,874 656
GXO Logistics, Inc. (a) ................................................... 4,356 234
Parsons Corp. (a) ....................................................... 3,136 260
Saia, Inc. (a) ........................................................... 746 436
Textron, Inc. .......................................................... 6,690 642
United Rentals, Inc. ..................................................... 610 440
Verra Mobility Corp. (a) .................................................. 10,307 257
W.W. Grainger, Inc. ..................................................... 293 298
Westinghouse Air Brake Technologies Corp. .................................... 1,841 268
4,279
Materials (1.1%):
Linde PLC ............................................................ 454 211
Summit Materials, Inc. , Class A (a) .......................................... 5,300 236
447
Real Estate (0.8%):
VICI Properties, Inc. .................................................... 11,860 353
Semiconductors & Semiconductor Equipment (9.4%):
Axcelis Technologies, Inc. (a) .............................................. 1,778 198
Broadcom, Inc. ........................................................ 443 587
Microchip Technology, Inc. ................................................ 4,789 430
NVIDIA Corp. ......................................................... 2,239 2,023
ON Semiconductor Corp. (a) ............................................... 5,067 373
Photronics, Inc. (a) ...................................................... 13,062 370
3,981
Software (10.3%):
Adobe, Inc. (a) ......................................................... 554 280
Cadence Design Systems, Inc. (a) ............................................ 2,157 671
Microsoft Corp. ........................................................ 7,409 3,117
ServiceNow, Inc. (a) ..................................................... 367 280
4,348
Technology Hardware, Storage & Peripherals (4.3%):
Apple, Inc. ........................................................... 10,693 1,834
Total Common Stocks (Cost $25,769)
a
a
a
41,124

Victory Portfolios
Victory Special Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Exchange-Traded Funds (3.1%)
SPDR S&P 500 ETF Trust ................................................ 2,508 $ 1,312
Total Exchange-Traded Funds (Cost $1,265)
a
a
a
1,312
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 82,613 82
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (c) ............ 82,613 82
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 82,613 83
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (c) . 82,613 83
Total Collateral for Securities Loaned (Cost $330)
a
a
a
330
Total Investments (Cost $27,364) — 101.2% 42,766
Liabilities in excess of other assets — (1.2)% (494)
NET ASSETS - 100.00% $ 42,272
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory THB US Small Opportunities Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.8%)
Consumer Discretionary (17.1%):
Atmus Filtration Technologies, Inc. (a) ........................................ 6,190 $ 200
Beyond, Inc. (a) ........................................................ 10,850 390
BJ's Restaurants, Inc. (a) .................................................. 6,654 241
Century Communities, Inc. ................................................ 3,400 328
Gentherm, Inc. (a) ....................................................... 2,410 139
Johnson Outdoors, Inc. , Class A ............................................ 5,660 261
Latham Group, Inc. (a) ................................................... 87,055 345
M/I Homes, Inc. (a) ...................................................... 2,795 381
MarineMax, Inc. (a) ..................................................... 1,540 51
MasterCraft Boat Holdings, Inc. (a) .......................................... 4,690 111
OneSpaWorld Holdings Ltd. (a) ............................................. 4,290 57
Sonos, Inc. (a) ......................................................... 12,510 238
The Cheesecake Factory, Inc. .............................................. 1,480 53
Thor Industries, Inc. ..................................................... 720 84
2,879
Consumer Staples (0.1%):
SunOpta, Inc. (a) ........................................................ 2,030 14
Energy (7.2%):
Dril-Quip, Inc. (a) ....................................................... 3,620 82
Expro Group Holdings NV (a) .............................................. 13,006 260
RPC, Inc. ............................................................ 46,400 359
Select Water Solutions, Inc. ................................................ 20,590 190
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 15,330 133
TETRA Technologies, Inc. (a) .............................................. 42,000 186
1,210
Financials (9.0%):
BayCom Corp. ......................................................... 8,142 168
Brightsphere Investment Group, Inc. ......................................... 16,820 384
EVERTEC, Inc. ........................................................ 2,100 84
First Busey Corp. ....................................................... 12,131 292
HarborOne Bancorp, Inc. ................................................. 27,060 289
Live Oak Bancshares, Inc. ................................................ 5,190 215
OFG Bancorp ......................................................... 2,130 78
1,510
Health Care (22.1%):
Addus HomeCare Corp. (a) ................................................ 2,001 207
Artivion, Inc. (a) ........................................................ 7,705 163
Astrana Health, Inc. (a) ................................................... 4,280 180
Atrion Corp. .......................................................... 294 136
BioLife Solutions, Inc. (a) ................................................. 12,394 230
Catalyst Pharmaceuticals, Inc. (a) ............................................ 10,170 162
CorVel Corp. (a) ........................................................ 277 73
CryoPort, Inc. (a) ....................................................... 6,380 113
Definitive Healthcare Corp. (a) .............................................. 15,030 121
Dynavax Technologies Corp. (a) ............................................. 8,250 103
Halozyme Therapeutics, Inc. (a) ............................................. 5,800 236
LeMaitre Vascular, Inc. ................................................... 6,436 427
Mesa Laboratories, Inc. .................................................. 623 68
Neogen Corp. (a) ....................................................... 4,080 64
STAAR Surgical Co. (a) .................................................. 5,050 193
U.S. Physical Therapy, Inc. ................................................ 2,820 318
UFP Technologies, Inc. (a) ................................................. 2,250 568
Vericel Corp. (a) ........................................................ 6,810 354
3,716
Industrials (22.7%):
Allient, Inc. ........................................................... 6,291 224
Argan, Inc. ........................................................... 1,530 77

Victory Portfolios
Victory THB US Small Opportunities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Bowman Consulting Group Ltd. (a) .......................................... 5,010 $ 174
Energy Recovery, Inc. (a) ................................................. 7,970 126
ESCO Technologies, Inc. ................................................. 820 88
GMS, Inc. (a) .......................................................... 924 90
Hexcel Corp. .......................................................... 1,090 79
Insteel Industries, Inc. .................................................... 7,345 281
Limbach Holdings, Inc. (a) ................................................ 7,330 304
MYR Group, Inc. (a) ..................................................... 1,571 278
Northwest Pipe Co. (a) ................................................... 5,930 206
NV5 Global, Inc. (a) ..................................................... 850 83
Omega Flex, Inc. ....................................................... 1,400 99
Park Aerospace Corp. .................................................... 15,262 254
Preformed Line Products Co. .............................................. 2,170 279
Rush Enterprises, Inc. , Class A ............................................. 1,600 86
Standex International Corp. ................................................ 1,420 259
The Greenbrier Cos., Inc. ................................................. 5,410 282
Transcat, Inc. (a) ........................................................ 3,200 356
Twin Disc, Inc. ........................................................ 11,325 187
3,812
Information Technology (15.4%):
Cerence, Inc. (a) ........................................................ 6,090 96
Climb Global Solutions, Inc. ............................................... 2,390 169
ePlus, Inc. (a) .......................................................... 5,752 452
FARO Technologies, Inc. (a) ............................................... 6,910 149
Grid Dynamics Holdings, Inc. (a) ............................................ 9,450 116
Ichor Holdings Ltd. (a) ................................................... 6,820 263
Immersion Corp. ....................................................... 33,650 252
Luna Innovations, Inc. (a) ................................................. 37,100 119
NVE Corp. ........................................................... 1,680 152
PAR Technology Corp. (a) ................................................. 3,836 174
Ultra Clean Holdings, Inc. (a) .............................................. 7,993 367
Upland Software, Inc. (a) .................................................. 29,440 91
Vishay Precision Group, Inc. (a) ............................................. 5,530 195
2,595
Materials (5.8%):
Century Aluminum Co. (a) ................................................. 18,960 292
Ferroglobe PLC ........................................................ 17,810 89
Hawkins, Inc. ......................................................... 2,740 210
Koppers Holdings, Inc. ................................................... 3,797 209
NewMarket Corp. ...................................................... 120 76
Radius Recycling, Inc. ................................................... 4,770 101
977
Utilities (0.4%):
Artesian Resources Corp. , Class A ........................................... 1,740 65
Total Common Stocks (Cost $10,489)
a
a
a
16,778
Total Investments (Cost $10,489) — 99.8% 16,778
Other assets in excess of liabilities — 0.2% 32
NET ASSETS - 100.00% $ 16,810
(a) Non-income producing security.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Strategic Allocation Fund

(Unaudited)
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (6.6%)
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 39,640 $ 1,793
Total Affiliated Exchange-Traded Funds (Cost $1,006)
a
a
a
1,793
Affiliated Mutual Funds (92.3%)
Victory Global Energy Transition Fund, Class Y ................................. 33,926 1,032
Victory Integrity Discovery Fund, Class Y ..................................... 20,368 952
Victory Investment Grade Convertible Fund, Class I .............................. 88,891 1,525
Victory Market Neutral Income Fund, Class I ................................... 47,681 401
Victory RS Global Fund, Class Y ............................................ 355,679 7,896
Victory RS Partners Fund, Class Y ........................................... 33,145 1,031
Victory Sophus Emerging Markets Fund, Class R6 ............................... 124,898 2,468
Victory Total Return Bond Fund, Class R6 ..................................... 965,923 7,959
Victory Trivalent International Small-Cap Fund, Class I ........................... 109,929 1,690
Total Affiliated Mutual Funds (Cost $21,379)
a
a
a
24,954
Total Investments (Cost $22,385) — 98.9% 26,747
Other assets in excess of liabilities — 1.1% 287
NET ASSETS - 100.00% $ 27,034
At March 31, 2024, the foreign securities held by the underlying Funds were 48.4% of net assets.
ETF
—
Exchange-Traded Fund
Affiliated  Holdings
(Amounts in thousands)
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2024
Dividend
Income
Victory Global Energy Transition
Fund, Class Y ........... $ 1,552 $ 32 $ (444) $ 45 $ — $ (153) $ 1,032 $ 32
Victory Integrity Discovery
Fund, Class Y ........... 810 12 — — 8 130 952 4
Victory Investment Grade
Convertible Fund, Class I .. 1,421 33 — — — 71 1,525 33
Victory Market Neutral Income
Fund, Class I ........... — 402 — — — (1) 401 2
Victory RS Global Fund, Class Y 7,224 81 (556) 179 — 968 7,896 81
Victory RS Partners Fund, Class
Y .................... 866 48 — — 22 117 1,031 27
Victory Sophus Emerging
Markets Fund, Class R6 .... 2,394 65 (106) (41) — 156 2,468 64
Victory Total Return Bond Fund,
Class R6 .............. 7,766 227 — — — (34) 7,959 227
Victory Trivalent International
Small-Cap Fund, Class I ... 1,520 29 — — * — 141 1,690 30
VictoryShares US Multi-Factor
Minimum Volatility ETF ... 1,689 — (76) 28 — 152 1,793 21
$ 25,242 $ 929 $ (1,182) $ 211 $ 30 $ 1,547
$ 26,747
$ 521
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Fund for Income

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Collateralized Mortgage Obligations (3.0%)
Agency CMO Other (3.0%):
Government National Mortgage Association ....................................
Series 2001-10 , Class PE , 6 .50% , 3/16/31 , Callable 4/16/24 @ 100 ............... $ 63 $ 63
Series 2005-74 , Class HB , 7 .50% , 9/16/35 ................................. 3 3
Series 2005-74 , Class HC , 7 .50% , 9/16/35 ................................. 23 24
Series 2011-166 , Class NT , 7 .73% , 11/20/31 (a) .............................. 383 393
Series 2012-106 , Class JM , 7 .33% , 10/20/34 (a) ............................. 288 302
Series 2012-30 , Class WB , 6 .95% , 11/20/39 (a) .............................. 835 865
Series 2013-190 , Class KT , 8 .24% , 9/20/30 (a) .............................. 85 88
Series 2013-51 , Class BL , 6 .04% , 4/20/34 (a) ............................... 843 857
Series 2013-64 , Class KY , 6 .61% , 12/20/38 (a) .............................. 412 424
Series 2013-70 , Class KP , 6 .97% , 2/20/39 (a) ............................... 426 438
Series 2014-69 , Class W , 7 .20% , 11/20/34 (a) ............................... 53 55
Series 2014-74 , Class PT , 7 .86% , 5/16/44 (a) ............................... 44 45
Series 2015-77 , Class PT , 7 .13% , 6/20/39 (a) ............................... 149 154
Series 2019-22 , Class PT , 7 .94% , 2/20/49 (a) ............................... 2,216 2,308
Series 2021-1 , Class WT , 7 .82% , 1/20/51 (a) ................................ 2,410 2,511
Series 2023-186 , Class BT , 8 .00% , 9/20/31 ................................ 1,734 1,826
10,356
Total Collateralized Mortgage Obligations (Cost $11,213)
a
a
a
10,356
U.S. Government Agency Mortgages (76.2%)
Single Family Pass-throughs (75.8%):
Government National Mortgage Association
6 .50% , 5/15/24 - 2/20/41 ............................................. 74,381 76,569
6 .00% , 10/15/24 - 2/20/49 ............................................. 49,113 50,491
8 .00% , 10/15/24 - 4/15/38 ............................................. 15,205 15,867
9 .00% , 4/15/25 - 9/15/30 ............................................. 298 307
7 .13% , 7/15/25 .................................................... 5 5
8 .50% , 7/15/25 - 7/15/32 ............................................. 1,189 1,231
7 .50% , 8/15/25 - 12/20/38 ............................................. 23,853 24,629
7 .00% , 1/20/26 - 5/20/39 ............................................. 47,184 49,032
6 .13% , 6/20/28 - 11/20/28 ............................................. 123 121
6 .28% , 10/20/28 - 9/20/29 ............................................. 291 291
6 .10% , 5/20/29 - 7/20/31 ............................................. 277 279
7 .30% , 4/20/30 - 2/20/31 ............................................. 113 113
6 .49% , 5/20/31 - 3/20/32 ............................................. 493 499
5 .50% , 3/20/32 - 11/15/45 ............................................. 19,014 19,619
4 .50% , 12/15/33 - 5/15/41 ............................................. 6,750 6,677
5 .00% , 1/20/34 - 2/20/42 ............................................. 14,709 14,747
4 .00% , 8/15/41 .................................................... 442 424
260,901
Multi-Family Pass-throughs (0.4%):
Government National Mortgage Association
8 .00% , 1/15/31 - 11/15/33 ............................................. 852 851
7 .75% , 9/15/33 .................................................... 330 329
6 .00% , 4/20/38 .................................................... 49 49
1,229
Total U.S. Government Agency Mortgages (Cost $286,268)
a
a
a
262,130
U.S. Treasury Obligations (20.2%)
U.S. Treasury Bills , 5 .15% , 5/16/24 (b) ........................................ 27,071 26,894
U.S. Treasury Bonds , 7 .50% , 11/15/24 ........................................ 41,997 42,639
Total U.S. Treasury Obligations (Cost $70,613)
a
a
a
69,533

Victory Portfolios
Victory Fund for Income

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Investment Companies (0.0%)(c)
BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares , 4 .58% (b) ........... 99,944 $ 100
Total Investment Companies (Cost $100)
a
a
a
100
Total Investments (Cost $368,194) — 99.4% 342,119
Other assets in excess of liabilities — 0.6% 2,021
NET ASSETS - 100.00% $ 344,140
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2024.
(b) Rate represents the effective yield at March 31, 2024.
(c) Amount represents less than 0.05% of net assets.
CMO
—
Collateralized Mortgage Obligations

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Investment Grade Convertible Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Convertible Corporate Bonds (77.8%)
Consumer Discretionary (15.1%):
Booking Holdings, Inc., 0.75%, 5/1/25 ........................................ $ 8,595 $ 16,588
Expedia Group, Inc., 2/15/26(a) ............................................. 12,228 11,262
Ford Motor Co., 3/15/26(a) ................................................ 11,935 12,335
Winnebago Industries, Inc., 1.50%, 4/1/25 ..................................... 755 929
41,114
Energy (6.4%):
Pioneer Natural Resources Co., 0.25%, 5/15/25 ................................. 6,056 17,324
Financials (16.9%):
Barclays Bank PLC
 2/18/25(a) ........................................................ 2,325 2,681
1.00%, 2/16/29 .................................................... 10,525 11,329
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27 ................................ 4,605 4,133
Block, Inc., 0.13%, 3/1/25 ................................................. 2,050 2,096
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100(b) .................. 7,997 7,753
Global Payments, Inc., 1.50%, 3/1/31(c) ....................................... 2,502 2,645
JPMorgan Chase Financial Co. LLC, 0.50%, 6/15/27 ............................. 1,760 1,945
New Mountain Finance Corp., 7.50%, 10/15/25, Callable 7/15/25 @ 100 ............... 6,565 6,650
PPL Capital Funding, Inc., 2.88%, 3/15/28 ..................................... 6,530 6,249
Prospect Capital Corp., 6.38%, 3/1/25 ........................................ 691 686
46,167
Health Care (4.1%):
Dexcom , Inc., 0.38%, 5/15/28(c) ............................................ 1,500 1,607
Envista Holdings Corp., 1.75%, 8/15/28(c) ..................................... 10,900 9,585
11,192
Industrials (10.2%):
Parsons Corp., 0.25%, 8/15/25 ............................................. 6,300 11,582
Southwest Airlines Co., 1.25%, 5/1/25 ........................................ 15,255 15,438
The Middleby Corp., 1.00%, 9/1/25 .......................................... 535 703
27,723
Information Technology (5.6%):
Akamai Technologies, Inc., 0.13%, 5/1/25 ..................................... 5,399 6,368
ON Semiconductor Corp., 5/1/27(a) .......................................... 735 1,080
Vishay Intertechnology , Inc., 2.25%, 9/15/30(c) ................................. 8,240 7,869
15,317
Materials (0.4%):
U.S. Steel Corp., 5.00%, 11/1/26 ............................................ 380 1,161
Real Estate (8.6%):
Federal Realty OP LP, 3.25%, 1/15/29(c) ...................................... 4,380 4,251
Kite Realty Group LP, 0.75%, 4/1/27(c) ....................................... 8,280 7,949
Rexford Industrial Realty LP
4.13%, 3/15/29(c) .................................................. 315 321
4.38%, 3/15/27(c) .................................................. 640 652
Ventas Realty LP, 3.75%, 6/1/26(c) .......................................... 4,750 4,740
Welltower OP LLC, 2.75%, 5/15/28(c) ........................................ 4,920 5,476
23,389
Utilities (10.5%):
Alliant Energy Corp., 3.88%, 3/15/26 ........................................ 3,185 3,149
American Water Capital Corp., 3.63%, 6/15/26(c) ................................ 8,060 7,871
CenterPoint Energy, Inc., 4.25%, 8/15/26(c) .................................... 4,245 4,205
CMS Energy Corp., 3.38%, 5/1/28(c) ......................................... 2,455 2,414
Duke Energy Corp., 4.13%, 4/15/26(c) ........................................ 3,205 3,166
Evergy , Inc., 4.50%, 12/15/27(c) ............................................ 2,520 2,562

Victory Portfolios
Victory Investment Grade Convertible Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
The Southern Co., 3.88%, 12/15/25 .......................................... $ 5,205 $ 5,179
28,546
Total Convertible Corporate Bonds (Cost $196,252)
a
a
a
211,933
Shares
Convertible Preferred Stocks (21.1%)
Financials (15.6%):
Apollo Global Management, Inc., 6.75%, 7/31/26 ................................ 140,025 8,927
Bank of America Corp., Series L, 7.25%(d) .................................... 13,050 15,578
New York Community Capital Trust V, 6.00%, 11/1/51 ............................ 53,619 1,760
Wells Fargo & Co., Series L, 7.50%(d) ........................................ 13,394 16,332
42,597
Utilities (5.5%):
NextEra Energy, Inc., 6.93%, 9/1/25(b) ....................................... 387,160 15,072
Total Convertible Preferred Stocks (Cost $62,080)
a
a
a
57,669
Collateral for Securities Loaned (4.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(e) ........ 3,047,447 3,047
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(e) ............ 3,047,447 3,047
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(e) ............... 3,047,447 3,048
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(e) . 3,047,447 3,048
Total Collateral for Securities Loaned (Cost $12,190)
a
a
a
12,190
Total Investments (Cost $270,522) — 103.4% 281,792
Liabilities in excess of other assets — (3.4)% (9,242)
NET ASSETS - 100.00% $ 272,550
At March 31, 2024, the Fund's investments in foreign securities were 5.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Zero-coupon bond.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$65,313 (thousands) and amounted to 24.0% of net assets.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate disclosed is the daily yield on March 31, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Sycamore Established Value Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.5%)
Consumer Discretionary (10.8%):
Aptiv PLC (a) .......................................................... 2,640,000 $ 210,276
BorgWarner, Inc. ....................................................... 9,130,000 317,176
Darden Restaurants, Inc. .................................................. 1,995,000 333,464
Dick's Sporting Goods, Inc. ................................................ 645,000 145,035
eBay, Inc. ............................................................ 4,535,000 239,357
Hilton Worldwide Holdings, Inc. ............................................ 660,000 140,785
Ralph Lauren Corp. ..................................................... 970,000 182,127
Ross Stores, Inc. ....................................................... 1,540,000 226,010
Yum! Brands, Inc. ...................................................... 2,000,000 277,300
2,071,530
Consumer Staples (5.1%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 4,125,000 312,056
Target Corp. .......................................................... 2,000,000 354,420
U.S. Foods Holding Corp. (a) ............................................... 5,885,000 317,614
984,090
Energy (4.9%):
Baker Hughes Co. ...................................................... 9,370,000 313,895
Coterra Energy, Inc. ..................................................... 12,080,000 336,790
Devon Energy Corp. ..................................................... 5,880,000 295,059
945,744
Financials (15.9%):
American Financial Group, Inc. ............................................. 2,620,000 357,578
Fidelity National Financial, Inc. ............................................ 4,565,000 242,402
Global Payments, Inc. .................................................... 2,180,000 291,379
Huntington Bancshares, Inc. ............................................... 11,050,000 154,148
Old Republic International Corp. ............................................ 8,160,000 250,675
Prosperity Bancshares, Inc. ................................................ 3,666,000 241,149
T. Rowe Price Group, Inc. ................................................. 2,045,000 249,326
The Bank of New York Mellon Corp. ......................................... 4,915,000 283,202
The Hartford Financial Services Group, Inc. .................................... 3,481,000 358,717
W.R. Berkley Corp. ..................................................... 2,975,000 263,109
Willis Towers Watson PLC ................................................ 1,305,000 358,875
3,050,560
Health Care (8.4%):
Agilent Technologies, Inc. ................................................. 1,490,000 216,810
Hologic, Inc. (a) ........................................................ 3,835,000 298,977
ICON PLC (a) ......................................................... 695,000 233,485
Quest Diagnostics, Inc. ................................................... 2,600,000 346,086
The Cooper Cos., Inc. .................................................... 2,398,211 243,322
Zimmer Biomet Holdings, Inc. ............................................. 2,125,000 280,458
1,619,138
Industrials (22.8%):
AGCO Corp. .......................................................... 2,315,000 284,791
Alaska Air Group, Inc. (a) ................................................. 3,980,000 171,100
Carrier Global Corp. ..................................................... 2,850,000 165,670
FTI Consulting, Inc. (a) ................................................... 1,470,000 309,126
Genpact Ltd. .......................................................... 6,425,000 211,704
Hubbell, Inc. .......................................................... 295,000 122,440
J.B. Hunt Transport Services, Inc. ........................................... 1,583,008 315,414
Knight-Swift Transportation Holdings, Inc. .................................... 4,450,000 244,839
Landstar System, Inc. .................................................... 1,060,000 204,326
Leidos Holdings, Inc. .................................................... 2,410,000 315,927
Lincoln Electric Holdings, Inc. ............................................. 475,000 121,334
ManpowerGroup, Inc. (b) ................................................. 2,493,000 193,557
Maximus, Inc. ......................................................... 2,120,000 177,867
Regal Rexnord Corp. .................................................... 880,000 158,488
Republic Services, Inc. ................................................... 840,000 160,810

Victory Portfolios
Victory Sycamore Established Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Textron, Inc. .......................................................... 3,860,000 $ 370,290
The Middleby Corp. (a) ................................................... 1,915,000 307,913
The Toro Co. .......................................................... 2,565,000 235,031
TransUnion ........................................................... 1,915,000 152,817
Xylem, Inc. ........................................................... 1,250,000 161,550
4,384,994
Information Technology (8.2%):
Amphenol Corp. , Class A ................................................. 1,395,000 160,913
Flex Ltd. (a) ........................................................... 9,460,000 270,651
MKS Instruments, Inc. ................................................... 2,535,000 337,155
Motorola Solutions, Inc. .................................................. 535,000 189,914
Skyworks Solutions, Inc. ................................................. 2,745,000 297,338
Western Digital Corp. (a) .................................................. 1,785,000 121,809
Zebra Technologies Corp. (a) ............................................... 650,000 195,936
1,573,716
Materials (10.6%):
AptarGroup, Inc. ....................................................... 1,162,000 167,200
Avery Dennison Corp. ................................................... 845,000 188,646
Axalta Coating Systems Ltd. (a) ............................................. 6,700,000 230,413
Crown Holdings, Inc. .................................................... 3,705,000 293,659
Franco-Nevada Corp. .................................................... 2,205,000 262,748
Packaging Corp. of America ............................................... 1,790,000 339,706
RPM International, Inc. .................................................. 2,120,000 252,174
Westlake Corp. ........................................................ 2,015,000 307,892
2,042,438
Real Estate (7.6%):
Alexandria Real Estate Equities, Inc. ......................................... 2,490,000 320,986
Camden Property Trust ................................................... 2,710,000 266,664
Equity LifeStyle Properties, Inc. ............................................ 2,605,000 167,762
Lamar Advertising Co. , Class A ............................................. 2,800,000 334,348
NNN REIT, Inc. ........................................................ 8,825,000 377,180
1,466,940
Utilities (3.2%):
Alliant Energy Corp. .................................................... 6,765,000 340,956
Xcel Energy, Inc. ....................................................... 5,000,000 268,750
609,706
Total Common Stocks (Cost $14,636,452)
a
a
a
18,748,856
Exchange-Traded Funds (0.7%)
iShares Russell Mid-Cap Value ETF (c) ....................................... 1,159,000 145,258
Total Exchange-Traded Funds (Cost $71,345)
a
a
a
145,258
Collateral for Securities Loaned (0.0%)^(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (e) ........ 70,073 70
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (e) ............ 70,073 70
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (e) ............... 70,073 70
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (e) . 70,073 70
Total Collateral for Securities Loaned (Cost $280)
a
a
a
280
Total Investments (Cost $14,708,077) — 98.2% 18,894,394
Other assets in excess of liabilities — 1.8% 338,081
NET ASSETS - 100.00% $ 19,232,475
At March 31, 2024, the Fund's investments in foreign securities were 5.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.

Victory Portfolios
Victory Sycamore Established Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
(b) Affiliated security.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on March 31, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Affiliated  Holdings
(Amounts in thousands)
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2024
Dividend
Income
ManpowerGroup, Inc. ...... $ 161,976 $ 38,607 $ (5,637) $ (2,036) $ — $ 647 $ 193,557 $ 3,579

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.5%)
Communication Services (0.2%):
The E.W. Scripps Co., Class A(a) ........................................... 3,260,000 $ 12,812
Consumer Discretionary (10.3%):
Brunswick Corp. ....................................................... 560,000 54,051
Choice Hotels International, Inc.(b) .......................................... 690,000 87,182
Columbia Sportswear Co. ................................................. 1,030,000 83,616
Frontdoor, Inc.(a) ....................................................... 1,435,000 46,752
Kontoor Brands, Inc. .................................................... 800,000 48,200
LCI Industries ......................................................... 385,000 47,378
Mattel, Inc.(a) ......................................................... 4,762,000 94,335
Murphy USA, Inc. ...................................................... 124,000 51,981
Oxford Industries, Inc. ................................................... 220,000 24,728
Signet Jewelers Ltd. ..................................................... 615,000 61,543
Texas Roadhouse, Inc. ................................................... 320,000 49,430
Visteon Corp.(a) ........................................................ 765,000 89,972
739,168
Consumer Staples (2.5%):
Central Garden & Pet Co., Class A(a) ........................................ 2,220,000 81,962
Ingredion, Inc. ......................................................... 210,000 24,539
Performance Food Group Co.(a) ............................................ 940,000 70,162
176,663
Energy (6.8%):
Civitas Resources, Inc. ................................................... 1,502,000 114,017
Delek U.S. Holdings, Inc. ................................................. 1,900,000 58,406
Helmerich & Payne, Inc. .................................................. 2,125,000 89,377
Magnolia Oil & Gas Corp., Class A .......................................... 4,550,000 118,073
Matador Resources Co. ................................................... 1,650,000 110,170
490,043
Financials (20.2%):
AMERISAFE, Inc. ...................................................... 830,000 41,641
Bank of Hawaii Corp. .................................................... 690,000 43,049
Cohen & Steers, Inc. .................................................... 1,260,000 96,881
EVERTEC, Inc. ........................................................ 1,355,000 54,065
First American Financial Corp. ............................................. 1,545,000 94,322
Independent Bank Corp. .................................................. 860,000 44,737
Lakeland Financial Corp. ................................................. 1,150,000 76,269
NCR Atleos Corp.(a) .................................................... 2,125,000 41,969
Renasant Corp.(c) ...................................................... 2,858,004 89,512
Ryan Specialty Holdings, Inc. .............................................. 1,250,000 69,375
Safety Insurance Group, Inc.(c) ............................................. 925,000 76,026
Selective Insurance Group, Inc. ............................................. 795,000 86,790
SouthState Corp. ....................................................... 1,380,000 117,341
Stewart Information Services Corp. .......................................... 535,000 34,807
The Hanover Insurance Group, Inc. .......................................... 775,000 105,532
UMB Financial Corp. .................................................... 1,320,000 114,827
United Bankshares, Inc. .................................................. 2,661,007 95,237
Walker & Dunlop, Inc. ................................................... 515,000 52,046
Wintrust Financial Corp. .................................................. 1,105,000 115,351
1,449,777
Health Care (3.8%):
Charles River Laboratories International, Inc.(a) ................................. 321,000 86,975
Chemed Corp. ......................................................... 70,000 44,935
Integer Holdings Corp.(a) ................................................. 640,000 74,675
Prestige Consumer Healthcare, Inc.(a) ........................................ 921,000 66,828
273,413
Industrials (22.9%):
Air Transport Services Group, Inc.(a) ......................................... 2,850,000 39,216

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Alamo Group, Inc. ...................................................... 255,000 $ 58,224
Apogee Enterprises, Inc. .................................................. 857,000 50,734
ASGN, Inc.(a) ......................................................... 640,000 67,046
Astec Industries, Inc.(c) .................................................. 1,370,000 59,883
Core & Main, Inc., Class A(a) .............................................. 420,000 24,045
Crane Co. ............................................................ 330,000 44,593
Gibraltar Industries, Inc.(a) ................................................ 655,000 52,747
Hayward Holdings, Inc.(a) ................................................ 3,020,000 46,236
Hexcel Corp. .......................................................... 605,000 44,074
Hillenbrand, Inc. ....................................................... 2,070,000 104,100
Hub Group, Inc., Class A ................................................. 2,318,900 100,223
ICF International, Inc. ................................................... 290,000 43,683
John Bean Technologies Corp. .............................................. 865,000 90,730
Kennametal, Inc. ....................................................... 2,040,000 50,878
Marten Transport Ltd. .................................................... 3,040,000 56,179
Maximus, Inc. ......................................................... 1,025,000 85,998
McGrath RentCorp.(b) ................................................... 485,000 59,834
Mercury Systems, Inc.(a) ................................................. 1,375,000 40,563
Mueller Industries, Inc. ................................................... 1,075,000 57,975
MYR Group, Inc.(a) ..................................................... 205,000 36,234
NEXTracker, Inc., Class A(a) .............................................. 1,040,000 58,521
UFP Industries, Inc. ..................................................... 590,000 72,576
UniFirst Corp. ......................................................... 412,000 71,453
Viad Corp.(a)(c) ........................................................ 1,335,000 52,719
Watts Water Technologies, Inc., Class A ....................................... 340,000 72,267
Werner Enterprises, Inc. .................................................. 2,625,000 102,690
1,643,421
Information Technology (10.4%):
Advanced Energy Industries, Inc. ........................................... 735,000 74,955
Ciena Corp.(a) ......................................................... 950,000 46,977
Cohu, Inc.(a) .......................................................... 2,284,005 76,126
Crane NXT Co. ........................................................ 795,000 49,211
Kulicke & Soffa Industries, Inc. ............................................. 1,550,000 77,981
Littelfuse, Inc. ......................................................... 295,000 71,493
NCR Voyix Corp.(a) ..................................................... 2,975,000 37,574
Perficient, Inc.(a) ....................................................... 800,000 45,032
Rogers Corp.(a) ........................................................ 650,000 77,148
ScanSource, Inc.(a) ..................................................... 890,000 39,196
Tower Semiconductor Ltd.(a) .............................................. 2,375,000 79,444
Verint Systems, Inc.(a) ................................................... 2,216,000 73,460
748,597
Materials (11.0%):
AdvanSix, Inc.(c) ....................................................... 1,870,000 53,482
Commercial Metals Co. .................................................. 830,000 48,779
Eagle Materials, Inc. ..................................................... 173,000 47,013
H.B. Fuller Co. ........................................................ 1,245,000 99,276
Innospec, Inc. ......................................................... 710,000 91,547
Kaiser Aluminum Corp. .................................................. 766,000 68,450
Minerals Technologies, Inc. ................................................ 1,095,000 82,432
MP Materials Corp.(a)(b) ................................................. 1,715,000 24,524
Silgan Holdings, Inc. .................................................... 1,695,427 82,330
Sonoco Products Co. .................................................... 1,525,000 88,206
Stepan Co. ............................................................ 520,000 46,821
Summit Materials, Inc., Class A(a) .......................................... 1,200,000 53,484
786,344
Real Estate (6.0%):
Apple Hospitality REIT, Inc. ............................................... 3,750,000 61,425
Colliers International Group, Inc. ........................................... 515,000 62,948
COPT Defense Properties ................................................. 2,740,000 66,226
Cushman & Wakefield PLC(a) ............................................. 3,000,000 31,380
First Industrial Realty Trust, Inc. ............................................ 1,050,000 55,167

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares
Value
(000)
Four Corners Property Trust, Inc. ............................................ 3,050,000 $ 74,633
Rayonier, Inc. ......................................................... 2,265,000 75,289
427,068
Utilities (3.4%):
IDACORP, Inc. ........................................................ 1,030,000 95,677
MGE Energy, Inc. ...................................................... 740,000 58,253
Northwestern Energy Group, Inc. ........................................... 940,000 47,874
ONE Gas, Inc. ......................................................... 635,000 40,976
242,780
Total Common Stocks (Cost $5,782,116)
a
a
a
6,990,086
Exchange-Traded Funds (0.8%)
iShares Russell 2000 Value ETF ............................................ 340,000 53,995
Total Exchange-Traded Funds (Cost $39,345)
a
a
a
53,995
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(d) ........ 17,006,763 17,007
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(d) ............ 17,006,763 17,007
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(d) ............... 17,006,763 17,007
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(d) . 17,006,763 17,006
Total Collateral for Securities Loaned (Cost $68,027)
a
a
a
68,027
Total Investments (Cost $5,889,488) — 99.2% 7,112,108
Other assets in excess of liabilities — 0.8% 55,260
NET ASSETS - 100.00% $ 7,167,368
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security.
(d) Rate disclosed is the daily yield on March 31, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Affiliated  Holdings
(Amounts in thousands)
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2024
Dividend
Income
AdvanSix, Inc. ............ $ 44,529 $ 18,548 $ — $ — $ — $ (9,595) $ 53,482 $ 811
Astec Industries, Inc. ....... 67,251 — (4,293) (2,348) — (727) 59,883 564
Renasant Corp. ........... 46,982 31,915 (786) 3 — 11,398 89,512 1,600
Safety Insurance Group, Inc. .. 57,734 9,660 (919) (252) — 9,803 76,026 2,382
Viad Corp. ............... 35,129 2,479 (1,414) (590) — 17,115 52,719 —
$ 251,625 $ 62,602 $ (7,412) $ (3,187) $ — $ 27,994
$ 331,622
$ 5,357

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory RS Partners Fund

(Unaudited)
Security Description Shares Value
Common Stocks (97.8%)
Banks (14.4%):
Ameris Bancorp ........................................................ 199,360 $ 9,645,037
First Bancorp .......................................................... 602,500 10,567,850
Old National Bancorp .................................................... 538,360 9,372,848
Pinnacle Financial Partners, Inc. ............................................ 93,850 8,059,838
Prosperity Bancshares, Inc. ................................................ 155,530 10,230,763
SouthState Corp. ....................................................... 104,960 8,924,749
The Bank of NT Butterfield & Son Ltd. ....................................... 140,370 4,490,436
UMB Financial Corp. .................................................... 106,604 9,273,482
70,565,003
Capital Markets (1.3%):
PJT Partners, Inc. , Class A ................................................ 69,880 6,586,889
Communication Services (1.7%):
Madison Square Garden Sports Corp. (a) ....................................... 43,760 8,074,595
Consumer Discretionary (7.5%):
Atmus Filtration Technologies, Inc. (a) ........................................ 212,230 6,844,417
Brunswick Corp. ....................................................... 45,240 4,366,565
Garrett Motion, Inc. (a) (b) ................................................. 622,090 6,183,575
Group 1 Automotive, Inc. ................................................. 10,090 2,948,601
Light & Wonder, Inc. (a) .................................................. 36,100 3,685,449
Taylor Morrison Home Corp. (a) ............................................ 110,300 6,857,351
Under Armour, Inc. , Class C (a) ............................................. 843,560 6,023,018
36,908,976
Consumer Staples (4.2%):
Nomad Foods Ltd. ...................................................... 606,980 11,872,529
U.S. Foods Holding Corp. (a) ............................................... 164,590 8,882,922
20,755,451
Energy (8.7%):
California Resources Corp. ................................................ 99,050 5,457,655
Gulfport Energy Corp. (a) ................................................. 45,640 7,307,877
Liberty Energy, Inc. ..................................................... 296,660 6,146,795
Northern Oil & Gas, Inc. .................................................. 310,460 12,319,053
Plains GP Holdings LP , Class A ............................................. 616,310 11,247,657
42,479,037
Health Care (9.1%):
Bausch + Lomb Corp. (a) .................................................. 234,420 4,055,466
Encompass Health Corp. .................................................. 125,570 10,369,571
Fortrea Holdings, Inc. (a) .................................................. 251,830 10,108,456
Integer Holdings Corp. (a) ................................................. 41,070 4,792,048
Integra LifeSciences Holdings Corp. (a) ....................................... 195,790 6,940,755
The Ensign Group, Inc. ................................................... 68,170 8,481,711
44,748,007
Industrials (14.9%):
Applied Industrial Technologies, Inc. ......................................... 18,520 3,658,626
ArcBest Corp. ......................................................... 46,310 6,599,175
Finning International, Inc. ................................................. 137,130 4,030,674
Fluor Corp. (a) ......................................................... 195,280 8,256,439
Gates Industrial Corp. PLC (a) .............................................. 544,720 9,646,991
Granite Construction, Inc. ................................................. 214,590 12,259,527
Hayward Holdings, Inc. (a) ................................................ 332,880 5,096,393
Mueller Water Products, Inc. , Class A ........................................ 337,000 5,422,330
Tecnoglass, Inc. (b) ...................................................... 107,580 5,597,387
The Timken Co. ........................................................ 56,080 4,903,074
Titan Machinery, Inc. (a) .................................................. 147,710 3,664,685
Werner Enterprises, Inc. .................................................. 97,150 3,800,508
72,935,809

Victory Portfolios
Victory RS Partners Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Information Technology (6.9%):
ACI Worldwide, Inc. (a) .................................................. 156,280 $ 5,190,059
Belden, Inc. ........................................................... 56,800 5,260,248
CommVault Systems, Inc. (a) ............................................... 77,600 7,870,968
Crane NXT Co. ........................................................ 61,470 3,804,993
Verint Systems, Inc. (a) ................................................... 359,540 11,918,751
34,045,019
Insurance (11.7%):
Fidelis Insurance Holdings Ltd. (b) ........................................... 770,570 15,010,704
Globe Life, Inc. ........................................................ 79,370 9,236,287
Kemper Corp. ......................................................... 160,450 9,935,064
Primerica, Inc. ......................................................... 37,463 9,476,640
Stewart Information Services Corp. .......................................... 67,030 4,360,972
White Mountains Insurance Group Ltd. ....................................... 5,340 9,581,562
57,601,229
Materials (7.3%):
Axalta Coating Systems Ltd. (a) ............................................. 149,670 5,147,151
Constellium SE (a) ...................................................... 431,340 9,536,927
Ecovyst, Inc. (a) ........................................................ 663,570 7,398,806
Graphic Packaging Holding Co. ............................................ 241,270 7,040,259
Olin Corp. ............................................................ 110,480 6,496,224
35,619,367
Real Estate (7.5%):
COPT Defense Properties ................................................. 332,830 8,044,501
Equity Commonwealth (a) ................................................. 213,140 4,024,083
Essential Properties Realty Trust, Inc. ........................................ 265,100 7,067,566
Four Corners Property Trust, Inc. ............................................ 346,540 8,479,834
Howard Hughes Holdings, Inc. (a) ........................................... 122,930 8,927,177
36,543,161
Utilities (2.6%):
ALLETE, Inc. ......................................................... 106,260 6,337,346
Black Hills Corp. ....................................................... 116,515 6,361,719
12,699,065
Total Common Stocks (Cost $363,805,781) 479,561,608
Preferred Stocks (0.1%)
Information Technology (0.1%):
WellDoc, Inc. (a) (c) ...................................................... 1,587,483 587,369
Total Preferred Stocks (Cost $1,942,920) 587,369
Collateral for Securities Loaned (2.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (d) ........ 2,792,401 2,792,401
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (d) ............ 2,807,526 2,807,526
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (d) ............... 2,792,401 2,792,401
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (d) . 2,777,276 2,777,276
Total Collateral for Securities Loaned (Cost $11,169,604) 11,169,604
Total Investments (Cost $376,918,305) — 100.2% 491,318,581
Liabilities in excess of other assets — (0.2)% (900,854)
NET ASSETS - 100.00% $ 490,417,727
At March 31, 2024, the Fund's investments in foreign securities were 13.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.

Victory Portfolios
Victory RS Partners Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
(c) Security was fair valued using significant unobservable inputs as of March 31, 2024.
(d) Rate disclosed is the daily yield on March 31, 2024.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory RS Value Fund

(Unaudited)
Security Description Shares Value
Common Stocks (98.3%)
Communication Services (2.0%):
TKO Group Holdings, Inc. ................................................ 68,990 $ 5,961,426
Consumer Discretionary (6.3%):
Brunswick Corp. ....................................................... 15,820 1,526,947
LKQ Corp. ........................................................... 125,300 6,692,273
Mattel, Inc. (a) ......................................................... 202,630 4,014,100
PVH Corp. ........................................................... 28,710 4,036,913
Toll Brothers, Inc. ...................................................... 18,340 2,372,646
18,642,879
Consumer Staples (7.1%):
Keurig Dr Pepper, Inc. ................................................... 214,625 6,582,549
Nomad Foods Ltd. ...................................................... 381,360 7,459,402
U.S. Foods Holding Corp. (a) ............................................... 127,990 6,907,620
20,949,571
Energy (5.5%):
Baker Hughes Co. ...................................................... 97,260 3,258,210
Chesapeake Energy Corp. (b) ............................................... 35,830 3,182,779
Marathon Oil Corp. ..................................................... 230,640 6,536,337
The Williams Cos., Inc. .................................................. 85,780 3,342,847
16,320,173
Financials (18.9%):
Cboe Global Markets, Inc. ................................................ 22,940 4,214,766
Everest Group Ltd. ...................................................... 17,160 6,821,100
Fairfax Financial Holdings Ltd. ............................................. 7,100 7,654,098
First American Financial Corp. ............................................. 81,950 5,003,047
Fiserv, Inc. (a) .......................................................... 28,920 4,621,994
Globe Life, Inc. ........................................................ 49,240 5,730,059
Prosperity Bancshares, Inc. ................................................ 91,960 6,049,129
The Progressive Corp. ................................................... 27,660 5,720,641
White Mountains Insurance Group Ltd. ....................................... 3,160 5,669,988
Wintrust Financial Corp. .................................................. 41,230 4,304,000
55,788,822
Health Care (7.7%):
Bausch + Lomb Corp. (a) .................................................. 142,800 2,470,440
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 9,390 3,247,719
Encompass Health Corp. .................................................. 81,810 6,755,870
Humana, Inc. .......................................................... 8,480 2,940,186
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 210,040 2,963,665
Zimmer Biomet Holdings, Inc. ............................................. 32,880 4,339,502
22,717,382
Industrials (21.3%):
AGCO Corp. .......................................................... 43,540 5,356,291
API Group Corp. (a) ..................................................... 111,560 4,380,961
Curtiss-Wright Corp. .................................................... 20,490 5,244,211
Fluor Corp. (a) ......................................................... 157,440 6,656,563
L3Harris Technologies, Inc. ............................................... 25,360 5,404,216
Leidos Holdings, Inc. .................................................... 40,160 5,264,574
Parker-Hannifin Corp. ................................................... 7,300 4,057,267
Regal Rexnord Corp. .................................................... 11,580 2,085,558
Sensata Technologies Holding PLC .......................................... 118,430 4,351,118
SS&C Technologies Holdings, Inc. .......................................... 87,720 5,646,536
TFI International, Inc. .................................................... 44,470 7,091,186
The Timken Co. ........................................................ 45,850 4,008,666
WESCO International, Inc. ................................................ 18,620 3,189,234
62,736,381
Information Technology (8.7%):
Lam Research Corp. ..................................................... 3,650 3,546,230

Victory Portfolios
Victory RS Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Littelfuse, Inc. ......................................................... 17,130 $ 4,151,456
Trimble, Inc. (a) ........................................................ 91,580 5,894,089
Verint Systems, Inc. (a) ................................................... 180,160 5,972,304
Zebra Technologies Corp. (a) ............................................... 19,910 6,001,670
25,565,749
Materials (5.5%):
Graphic Packaging Holding Co. ............................................ 189,020 5,515,604
Olin Corp. ............................................................ 67,850 3,989,580
Sealed Air Corp. ....................................................... 176,450 6,563,940
16,069,124
Real Estate (8.9%):
Alexandria Real Estate Equities, Inc. ......................................... 42,360 5,460,628
CubeSmart ........................................................... 101,510 4,590,282
Equity Commonwealth (a) ................................................. 214,730 4,054,102
Equity LifeStyle Properties, Inc. ............................................ 54,810 3,529,764
Invitation Homes, Inc. ................................................... 83,790 2,983,762
NNN REIT, Inc. ........................................................ 127,330 5,442,084
26,060,622
Utilities (6.4%):
CenterPoint Energy, Inc. .................................................. 96,930 2,761,535
FirstEnergy Corp. ....................................................... 138,490 5,348,484
The AES Corp. ........................................................ 307,000 5,504,510
Vistra Corp. ........................................................... 75,220 5,239,073
18,853,602
Total Common Stocks (Cost $225,963,230) 289,665,731
Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 793,664 793,664
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (c) ............ 793,664 793,664
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 793,664 793,664
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (c) . 793,664 793,664
Total Collateral for Securities Loaned (Cost $3,174,656) 3,174,656
Total Investments (Cost $229,137,886) — 99.4% 292,840,387
Other assets in excess of liabilities — 0.6% 1,789,276
NET ASSETS - 100.00% $ 294,629,663
At March 31, 2024, the Fund's investments in foreign securities were 11.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory RS Large Cap Alpha Fund

(Unaudited)
Security Description Shares Value
Common Stocks (98.3%)
Communication Services (6.4%):
Alphabet, Inc. , Class A (a) ................................................. 116,470 $ 17,578,817
Take-Two Interactive Software, Inc. (a) ........................................ 36,210 5,376,823
TKO Group Holdings, Inc. ................................................ 121,560 10,504,000
33,459,640
Consumer Discretionary (3.0%):
LKQ Corp. ........................................................... 196,260 10,482,247
Mattel, Inc. (a) ......................................................... 275,120 5,450,127
15,932,374
Consumer Staples (7.1%):
Keurig Dr Pepper, Inc. ................................................... 476,560 14,616,095
Mondelez International, Inc. , Class A ......................................... 149,880 10,491,600
U.S. Foods Holding Corp. (a) ............................................... 229,720 12,397,989
37,505,684
Energy (7.9%):
Chevron Corp. ......................................................... 48,200 7,603,068
Enterprise Products Partners LP ............................................. 350,040 10,214,167
Exxon Mobil Corp. ..................................................... 102,470 11,911,113
Marathon Oil Corp. ..................................................... 414,090 11,735,310
41,463,658
Financials (21.2%):
Cboe Global Markets, Inc. ................................................ 40,130 7,373,085
Citigroup, Inc. ......................................................... 287,670 18,192,251
Everest Group Ltd. ...................................................... 26,860 10,676,850
Fairfax Financial Holdings Ltd. ............................................. 17,260 18,607,004
JPMorgan Chase & Co. .................................................. 71,210 14,263,363
The Goldman Sachs Group, Inc. ............................................ 38,690 16,160,426
The PNC Financial Services Group, Inc. ...................................... 67,100 10,843,360
The Progressive Corp. ................................................... 75,770 15,670,751
111,787,090
Health Care (17.4%):
AbbVie, Inc. .......................................................... 65,610 11,947,581
GE HealthCare Technologies, Inc. ........................................... 58,340 5,303,689
Humana, Inc. .......................................................... 10,430 3,616,290
Johnson & Johnson ..................................................... 47,780 7,558,318
McKesson Corp. ....................................................... 14,040 7,537,374
Medtronic PLC ........................................................ 118,970 10,368,236
Merck & Co., Inc. ...................................................... 122,710 16,191,585
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 373,320 5,267,545
The Cigna Group ....................................................... 40,020 14,534,864
UnitedHealth Group, Inc. ................................................. 18,645 9,223,681
91,549,163
Industrials (15.5%):
FedEx Corp. .......................................................... 31,270 9,060,170
General Dynamics Corp. .................................................. 33,820 9,553,812
Johnson Controls International PLC .......................................... 121,880 7,961,202
Leidos Holdings, Inc. .................................................... 90,640 11,881,998
PACCAR, Inc. ......................................................... 64,605 8,003,913
Parker-Hannifin Corp. ................................................... 13,440 7,469,817
RTX Corp. ............................................................ 90,852 8,860,795
Sensata Technologies Holding PLC .......................................... 226,110 8,307,281
SS&C Technologies Holdings, Inc. .......................................... 167,610 10,789,056
81,888,044
Information Technology (10.3%):
Amphenol Corp. , Class A ................................................. 85,310 9,840,508
Analog Devices, Inc. .................................................... 42,140 8,334,871
Applied Materials, Inc. ................................................... 53,560 11,045,679

Victory Portfolios
Victory RS Large Cap Alpha Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Corpay, Inc. (a) ......................................................... 30,650 $ 9,456,751
Salesforce, Inc. ........................................................ 24,780 7,463,240
Zebra Technologies Corp. (a) ............................................... 27,870 8,401,133
54,542,182
Materials (3.3%):
PPG Industries, Inc. ..................................................... 55,090 7,982,541
Sealed Air Corp. ....................................................... 248,612 9,248,366
17,230,907
Real Estate (2.8%):
Equity LifeStyle Properties, Inc. ............................................ 114,510 7,374,444
Invitation Homes, Inc. ................................................... 210,620 7,500,178
14,874,622
Utilities (3.4%):
Exelon Corp. .......................................................... 241,740 9,082,172
Vistra Corp. ........................................................... 128,200 8,929,130
18,011,302
Total Common Stocks (Cost $383,218,440) 518,244,666
Total Investments (Cost $383,218,440) — 98.3% 518,244,666
Other assets in excess of liabilities — 1.7% 8,985,276
NET ASSETS - 100.00% $ 527,229,942
At March 31, 2024, the Fund's investments in foreign securities were 10.0% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory RS Investors Fund

(Unaudited)
Security Description Shares Value
Common Stocks (95.4%)
Communication Services (5.0%):
Alphabet, Inc. , Class A (a) ................................................. 15,730 $ 2,374,129
Consumer Discretionary (3.0%):
LKQ Corp. ........................................................... 26,610 1,421,240
Consumer Staples (11.2%):
Keurig Dr Pepper, Inc. ................................................... 73,620 2,257,926
Nomad Foods Ltd. ...................................................... 87,270 1,707,001
U.S. Foods Holding Corp. (a) ............................................... 24,490 1,321,725
5,286,652
Energy (10.9%):
Exxon Mobil Corp. ..................................................... 21,010 2,442,203
Northern Oil & Gas, Inc. .................................................. 37,240 1,477,683
Plains GP Holdings LP , Class A ............................................. 67,100 1,224,575
5,144,461
Financials (23.6%):
Citigroup, Inc. ......................................................... 23,910 1,512,068
Everest Group Ltd. ...................................................... 4,730 1,880,175
Fairfax Financial Holdings Ltd. ............................................. 1,570 1,692,526
First American Financial Corp. ............................................. 19,870 1,213,064
The Goldman Sachs Group, Inc. ............................................ 3,260 1,361,669
The Progressive Corp. ................................................... 6,380 1,319,512
White Mountains Insurance Group Ltd. ....................................... 1,180 2,117,274
11,096,288
Health Care (11.0%):
Encompass Health Corp. .................................................. 18,680 1,542,594
Fortrea Holdings, Inc. (a) .................................................. 30,500 1,224,270
Integra LifeSciences Holdings Corp. (a) ....................................... 34,150 1,210,618
Merck & Co., Inc. ...................................................... 9,230 1,217,898
5,195,380
Industrials (13.8%):
Fluor Corp. (a) ......................................................... 28,790 1,217,241
Granite Construction, Inc. ................................................. 22,090 1,262,002
Leidos Holdings, Inc. .................................................... 8,840 1,158,836
Sensata Technologies Holding PLC .......................................... 39,610 1,455,271
SS&C Technologies Holdings, Inc. .......................................... 22,170 1,427,083
6,520,433
Information Technology (3.8%):
Verint Systems, Inc. (a) ................................................... 53,310 1,767,226
Materials (6.1%):
Graphic Packaging Holding Co. ............................................ 52,240 1,524,363
Olin Corp. ............................................................ 22,770 1,338,876
2,863,239
Real Estate (4.7%):
Equity Commonwealth (a) ................................................. 66,610 1,257,597
Four Corners Property Trust, Inc. ............................................ 39,340 962,650
2,220,247
Utilities (2.3%):
Vistra Corp. ........................................................... 15,500 1,079,575
Total Common Stocks (Cost $34,912,091) 44,968,870
Total Investments (Cost $34,912,091) — 95.4% 44,968,870
Other assets in excess of liabilities — 4.6% 2,159,239
NET ASSETS - 100.00% $ 47,128,109

Victory Portfolios
Victory RS Investors Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
At March 31, 2024, the Fund's investments in foreign securities were 11.2% of net assets.
(a) Non-income producing security.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Global Energy Transition Fund

(Unaudited)
Security Description Shares Value
Common Stocks (92.5%)
Chemicals (7.5%):
Linde PLC ............................................................ 31,378 $ 14,569,433
Nutrien Ltd. ........................................................... 169,625 9,212,334
23,781,767
Industrials (3.7%):
Energy Vault Holdings, Inc.(a)(b) ........................................... 4,812,387 8,614,173
NuScale Power Corp.(a) .................................................. 563,808 2,993,820
11,607,993
Metals & Mining (41.1%):
Barrick Gold Corp. ...................................................... 145,943 2,428,492
Compass Minerals International, Inc. ......................................... 693,006 10,907,914
First Quantum Minerals Ltd. ............................................... 2,872,848 30,883,540
Iluka Resources Ltd. ..................................................... 2,601,352 12,219,365
Ivanhoe Electric, Inc.(a) .................................................. 960,821 9,416,046
Ivanhoe Electric, Inc.(a) .................................................. 2,437,188 23,884,442
Metals Acquisition Ltd., Class A(a)(b) ........................................ 1,602,505 20,592,189
Newmont Corp. ........................................................ 67,746 2,428,017
Norsk Hydro ASA ...................................................... 2,615,539 14,316,269
Sunrise Energy Metals Ltd.(a)(b) ............................................ 5,786,876 2,431,746
129,508,020
Oil, Gas & Consumable Fuels (40.2%):
Antero Resources Corp.(a) ................................................ 727,362 21,093,498
Cameco Corp. ......................................................... 216,075 9,355,167
Cheniere Energy, Inc. .................................................... 17,800 2,870,784
Enterprise Products Partners LP ............................................. 522,387 15,243,253
Peyto Exploration & Development Corp. ...................................... 1,302,776 14,360,931
Range Resources Corp. ................................................... 592,681 20,406,007
Tourmaline Oil Corp. .................................................... 325,615 15,225,338
Whitecap Resources, Inc. ................................................. 3,717,865 28,136,530
126,691,508
Total Common Stocks (Cost $239,271,923) 291,589,288
Collateral for Securities Loaned (2.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c) ........ 1,905,052 1,905,052
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(c) ............ 1,905,052 1,905,052
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(c) ............... 1,905,052 1,905,052
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(c) . 1,905,052 1,905,052
Total Collateral for Securities Loaned (Cost $7,620,208) 7,620,208
Total Investments (Cost $246,892,131) — 94.9% 299,209,496
Other assets in excess of liabilities — 5.1% 16,213,750
NET ASSETS - 100.00% $ 315,423,246
At March 31, 2024, the Fund's investments in foreign securities were 58.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory RS Small Cap Growth Fund

(Unaudited)
Security Description Shares Value
Common Stocks (99.0%)
Consumer Discretionary (11.4%):
American Eagle Outfitters, Inc. ............................................. 335,530 $ 8,653,319
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 101,420 8,069,989
PVH Corp. ........................................................... 32,910 4,627,475
RH(a) ............................................................... 16,740 5,829,872
Shake Shack, Inc., Class A(a) .............................................. 56,850 5,914,105
Skyline Champion Corp.(a) ................................................ 105,460 8,965,155
Sonos, Inc.(a) ......................................................... 355,860 6,782,692
Sweetgreen, Inc., Class A(a) ............................................... 120,580 3,045,851
Under Armour, Inc., Class C(a) ............................................. 1,156,770 8,259,338
Wayfair, Inc., Class A(a)(b) ................................................ 57,330 3,891,560
YETI Holdings, Inc.(a) ................................................... 45,090 1,738,220
65,777,576
Consumer Staples (3.3%):
BellRing Brands, Inc.(a) .................................................. 45,180 2,666,976
Freshpet, Inc.(a) ........................................................ 91,020 10,545,577
Utz Brands, Inc. ........................................................ 334,980 6,177,031
19,389,584
Electronic Equipment, Instruments & Components (1.8%):
Badger Meter, Inc. ...................................................... 25,030 4,050,104
Fabrinet(a) ............................................................ 33,640 6,358,633
10,408,737
Energy (3.9%):
Matador Resources Co. ................................................... 99,470 6,641,612
Tidewater, Inc.(a) ....................................................... 73,560 6,767,520
Weatherford International PLC(a) ........................................... 80,090 9,243,988
22,653,120
Financials (8.3%):
Euronet Worldwide, Inc.(a) ................................................ 36,570 4,020,140
FirstCash Holdings, Inc. .................................................. 79,330 10,117,748
Flywire Corp.(a) ....................................................... 235,920 5,853,175
Payoneer Global, Inc.(a) .................................................. 872,530 4,240,496
Remitly Global, Inc.(a) ................................................... 229,010 4,749,667
Shift4 Payments, Inc., Class A(a)(b) ......................................... 67,380 4,451,797
Walker & Dunlop, Inc. ................................................... 58,740 5,936,265
Wintrust Financial Corp. .................................................. 53,520 5,586,953
WisdomTree, Inc. ....................................................... 330,980 3,041,706
47,997,947
Health Care (21.9%):
Acadia Healthcare Co., Inc.(a) .............................................. 68,140 5,398,051
Amicus Therapeutics, Inc.(a) ............................................... 377,590 4,448,010
Apellis Pharmaceuticals, Inc.(a) ............................................ 96,800 5,689,904
Apogee Therapeutics, Inc.(a) ............................................... 29,010 1,927,715
Arcellx, Inc.(a) ........................................................ 52,980 3,684,759
Biohaven Ltd.(a) ....................................................... 57,310 3,134,284
Blueprint Medicines Corp.(a) .............................................. 57,640 5,467,730
Bridgebio Pharma, Inc.(a) ................................................. 87,370 2,701,480
Cabaletta Bio, Inc.(a) .................................................... 107,000 1,825,420
Crinetics Pharmaceuticals, Inc.(a) ........................................... 71,230 3,334,276
Disc Medicine, Inc.(a) ................................................... 57,830 3,600,496
Evolent Health, Inc., Class A(a) ............................................. 108,280 3,550,501
HealthEquity, Inc.(a) .................................................... 90,770 7,409,555
Ideaya Biosciences, Inc.(a) ................................................ 76,800 3,369,984
Immunome, Inc.(a) ...................................................... 108,400 2,675,312
Immunovant, Inc.(a) ..................................................... 89,920 2,905,315
Inspire Medical Systems, Inc.(a) ............................................ 25,020 5,374,046
Krystal Biotech, Inc.(a) ................................................... 28,610 5,090,577
MoonLake Immunotherapeutics(a)(b) ........................................ 40,570 2,037,831
Nuvalent, Inc., Class A(a) ................................................. 47,800 3,589,302

Victory Portfolios
Victory RS Small Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Olema Pharmaceuticals, Inc.(a) ............................................. 172,910 $ 1,957,341
Opthea Ltd., ADR(a) .................................................... 371,115 1,525,283
PROCEPT BioRobotics Corp.(a) ............................................ 69,800 3,449,516
Pulmonx Corp.(a) ....................................................... 287,860 2,668,462
RadNet, Inc.(a) ........................................................ 121,200 5,897,592
REVOLUTION Medicines, Inc.(a) .......................................... 167,120 5,386,278
RxSight, Inc.(a) ........................................................ 49,110 2,533,094
SI-BONE, Inc.(a) ....................................................... 198,370 3,247,317
SpringWorks Therapeutics, Inc.(a) ........................................... 99,860 4,915,109
Surgery Partners, Inc.(a) .................................................. 222,390 6,633,894
Vaxcyte, Inc.(a) ........................................................ 70,550 4,819,270
Vericel Corp.(a) ........................................................ 49,380 2,568,748
Viking Therapeutics, Inc.(a) ............................................... 44,580 3,655,560
126,472,012
Industrials (22.8%):
AAR Corp.(a) ......................................................... 97,870 5,859,477
AeroVironment, Inc.(a) ................................................... 39,320 6,026,970
Applied Industrial Technologies, Inc. ......................................... 35,300 6,973,515
Chart Industries, Inc.(a) .................................................. 40,389 6,652,876
Clean Harbors, Inc.(a) ................................................... 36,350 7,317,618
Comfort Systems USA, Inc. ............................................... 15,620 4,962,630
Hexcel Corp. .......................................................... 70,050 5,103,142
Leonardo DRS, Inc.(a) ................................................... 81,820 1,807,404
Maximus, Inc. ......................................................... 51,870 4,351,893
Moog, Inc., Class A ..................................................... 46,540 7,430,111
MYR Group, Inc.(a) ..................................................... 44,350 7,838,862
NEXTracker, Inc., Class A(a) .............................................. 134,670 7,577,881
Paycor HCM, Inc.(a) .................................................... 184,790 3,592,318
Simpson Manufacturing Co., Inc. ........................................... 31,190 6,399,564
Tecnoglass, Inc. ........................................................ 177,210 9,220,236
Terex Corp. ........................................................... 89,480 5,762,512
The AZEK Co., Inc.(a) ................................................... 187,530 9,417,757
Vertiv Holdings Co., Class A ............................................... 100,460 8,204,568
Watts Water Technologies, Inc., Class A ....................................... 32,130 6,829,232
WNS Holdings Ltd.(a) ................................................... 78,897 3,986,665
Zurn Elkay Water Solutions Corp. ........................................... 199,370 6,672,914
131,988,145
IT Services (0.6%):
Globant SA(a) ......................................................... 16,600 3,351,540
Materials (1.6%):
Materion Corp. ........................................................ 31,430 4,140,902
Summit Materials, Inc., Class A(a) .......................................... 118,970 5,302,493
9,443,395
Semiconductors & Semiconductor Equipment (6.3%):
Camtek Ltd.(a) ......................................................... 51,980 4,354,365
Credo Technology Group Holding Ltd.(a) ..................................... 173,860 3,684,093
MACOM Technology Solutions Holdings, Inc.(a) ................................ 123,043 11,767,833
Onto Innovation, Inc.(a) .................................................. 14,940 2,705,335
Rambus, Inc.(a) ........................................................ 62,250 3,847,672
Semtech Corp.(a) ....................................................... 361,710 9,943,408
36,302,706
Software (14.6%):
Altair Engineering, Inc., Class A(a) .......................................... 62,040 5,344,746
Appfolio, Inc., Class A(a) ................................................. 26,030 6,422,642
Box, Inc., Class A(a) .................................................... 165,080 4,675,066
Braze, Inc., Class A(a) ................................................... 117,070 5,186,201
Confluent, Inc., Class A(a) ................................................ 135,030 4,121,116
CyberArk Software Ltd.(a) ................................................ 34,790 9,241,268
Five9, Inc.(a) .......................................................... 55,750 3,462,632
Gitlab, Inc., Class A(a) ................................................... 71,750 4,184,460

Victory Portfolios
Victory RS Small Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
MicroStrategy, Inc.(a) .................................................... 6,750 $ 11,505,780
Q2 Holdings, Inc.(a) ..................................................... 139,750 7,345,260
Sprout Social, Inc., Class A(a) .............................................. 221,940 13,252,037
Varonis Systems, Inc.(a) .................................................. 200,670 9,465,604
84,206,812
Technology Hardware, Storage & Peripherals (2.5%):
Super Micro Computer, Inc.(a) ............................................. 14,360 14,504,031
Total Common Stocks (Cost $430,965,034) 572,495,605
Collateral for Securities Loaned (1.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c) ........ 2,432,577 2,432,577
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(c) ............ 2,432,577 2,432,577
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(c) ............... 2,432,577 2,432,577
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(c) . 2,432,577 2,432,577
Total Collateral for Securities Loaned (Cost $9,730,308) 9,730,308
Total Investments (Cost $440,695,342) — 100.7% 582,225,913
Liabilities in excess of other assets — (0.7)% (4,273,805)
NET ASSETS - 100.00% $ 577,952,108
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory RS Select Growth Fund

(Unaudited)
Security Description Shares Value
Common Stocks (99.4%)
Consumer Discretionary (12.7%):
Cava Group, Inc.(a)(b) ................................................... 7,230 $ 506,461
Deckers Outdoor Corp.(a) ................................................. 3,130 2,946,144
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 28,590 2,274,906
RH(a) ............................................................... 4,480 1,560,205
Skechers USA, Inc., Class A(a) ............................................. 36,880 2,259,269
Skyline Champion Corp.(a) ................................................ 29,000 2,465,290
Wingstop, Inc. ......................................................... 2,680 981,952
12,994,227
Consumer Staples (2.7%):
Celsius Holdings, Inc.(a) .................................................. 8,210 680,773
Freshpet, Inc.(a) ........................................................ 17,870 2,070,418
2,751,191
Electronic Equipment, Instruments & Components (2.6%):
Badger Meter, Inc. ...................................................... 7,930 1,283,153
Fabrinet(a) ............................................................ 7,280 1,376,066
2,659,219
Energy (3.7%):
Matador Resources Co. ................................................... 25,440 1,698,629
Weatherford International PLC(a) ........................................... 17,800 2,054,476
3,753,105
Financials (11.8%):
Euronet Worldwide, Inc.(a) ................................................ 9,410 1,034,441
FirstCash Holdings, Inc. .................................................. 21,850 2,786,749
Flywire Corp.(a) ....................................................... 57,950 1,437,740
Kinsale Capital Group, Inc. ................................................ 2,100 1,101,954
LPL Financial Holdings, Inc. ............................................... 2,940 776,748
Payoneer Global, Inc.(a) .................................................. 209,490 1,018,121
Shift4 Payments, Inc., Class A(a)(b) ......................................... 18,060 1,193,224
Walker & Dunlop, Inc. ................................................... 15,740 1,590,685
Wintrust Financial Corp. .................................................. 11,300 1,179,607
12,119,269
Health Care (21.0%):
Acadia Healthcare Co., Inc.(a) .............................................. 15,610 1,236,624
Amicus Therapeutics, Inc.(a) ............................................... 140,640 1,656,739
Apellis Pharmaceuticals, Inc.(a) ............................................ 35,460 2,084,339
Evolent Health, Inc., Class A(a) ............................................. 32,660 1,070,921
HealthEquity, Inc.(a) .................................................... 20,270 1,654,640
Inspire Medical Systems, Inc.(a) ............................................ 6,890 1,479,903
Krystal Biotech, Inc.(a) ................................................... 10,870 1,934,099
Medpace Holdings, Inc.(a) ................................................ 2,550 1,030,583
Natera, Inc.(a) ......................................................... 21,130 1,932,550
Neurocrine Biosciences, Inc.(a) ............................................. 15,440 2,129,485
Sarepta Therapeutics, Inc.(a) ............................................... 15,840 2,050,646
Shockwave Medical, Inc.(a) ............................................... 5,220 1,699,789
SpringWorks Therapeutics, Inc.(a) ........................................... 32,380 1,593,744
21,554,062
Industrials (19.3%):
Advanced Drainage Systems, Inc. ........................................... 8,600 1,481,264
AeroVironment, Inc.(a) ................................................... 11,030 1,690,678
Applied Industrial Technologies, Inc. ......................................... 7,470 1,475,698
Axon Enterprise, Inc.(a) .................................................. 3,490 1,091,951
Builders FirstSource, Inc.(a) ............................................... 4,900 1,021,895
BWX Technologies, Inc. .................................................. 11,330 1,162,685
Chart Industries, Inc.(a) .................................................. 10,540 1,736,149
Clean Harbors, Inc.(a) ................................................... 12,290 2,474,100
Hexcel Corp. .......................................................... 17,600 1,282,160
Lincoln Electric Holdings, Inc. ............................................. 4,200 1,072,848

Victory Portfolios
Victory RS Select Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
NEXTracker, Inc., Class A(a) .............................................. 17,660 $ 993,728
Saia, Inc.(a) ........................................................... 1,380 807,300
Tecnoglass, Inc. ........................................................ 36,230 1,885,047
The AZEK Co., Inc.(a) ................................................... 32,930 1,653,745
19,829,248
IT Services (1.8%):
Globant SA(a) ......................................................... 9,310 1,879,689
Semiconductors & Semiconductor Equipment (5.9%):
Entegris, Inc. .......................................................... 9,620 1,351,995
Lattice Semiconductor Corp.(a) ............................................. 13,200 1,032,636
MACOM Technology Solutions Holdings, Inc.(a) ................................ 27,450 2,625,318
Onto Innovation, Inc.(a) .................................................. 5,990 1,084,669
6,094,618
Software (16.6%):
Altair Engineering, Inc., Class A(a) .......................................... 21,290 1,834,133
Appfolio, Inc., Class A(a) ................................................. 7,040 1,737,050
AppLovin Corp., Class A(a) ............................................... 44,330 3,068,523
Check Point Software Technologies Ltd.(a) .................................... 17,460 2,863,615
Dynatrace, Inc.(a) ...................................................... 60,420 2,805,905
Five9, Inc.(a) .......................................................... 19,830 1,231,641
HubSpot, Inc.(a) ....................................................... 3,590 2,249,350
MicroStrategy, Inc.(a) .................................................... 720 1,227,283
17,017,500
Technology Hardware, Storage & Peripherals (1.3%):
Super Micro Computer, Inc.(a) ............................................. 1,340 1,353,440
Total Common Stocks (Cost $77,811,106) 102,005,568
Collateral for Securities Loaned (1.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c) ........ 480,523 480,523
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(c) ............ 480,523 480,523
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(c) ............... 407,180 407,180
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(c) . 480,523 480,523
Total Collateral for Securities Loaned (Cost $1,848,749) 1,848,749
Total Investments (Cost $79,659,855) — 101.2% 103,854,317
Liabilities in excess of other assets — (1.2)% (1,254,085)
NET ASSETS - 100.00% $ 102,600,232
At March 31, 2024, the Fund's investments in foreign securities were 6.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory RS Mid Cap Growth Fund

(Unaudited)
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (7.6%):
Pinterest, Inc. , Class A (a) ................................................. 46,280 $ 1,604,528
ROBLOX Corp. , Class A (a) ............................................... 25,550 975,499
Take-Two Interactive Software, Inc. (a) ........................................ 5,470 812,240
The Trade Desk, Inc. , Class A (a) ............................................ 31,960 2,793,943
6,186,210
Consumer Discretionary (12.6%):
Chipotle Mexican Grill, Inc. (a) ............................................. 300 872,031
Deckers Outdoor Corp. (a) ................................................. 1,450 1,364,827
DoorDash, Inc. , Class A (a) ................................................ 6,340 873,145
DraftKings, Inc. (a) ...................................................... 18,160 824,646
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 12,240 973,937
RH (a) ............................................................... 2,360 821,893
Ross Stores, Inc. ....................................................... 6,860 1,006,773
Skyline Champion Corp. (a) ................................................ 13,670 1,162,087
Under Armour, Inc. , Class C (a) ............................................. 152,220 1,086,851
Wingstop, Inc. ......................................................... 1,090 399,376
Yum! Brands, Inc. ...................................................... 5,860 812,489
10,198,055
Consumer Staples (2.3%):
Celsius Holdings, Inc. (a) .................................................. 5,250 435,330
Freshpet, Inc. (a) ........................................................ 12,690 1,470,263
1,905,593
Energy (3.8%):
Cheniere Energy, Inc. .................................................... 5,840 941,875
Diamondback Energy, Inc. ................................................ 4,180 828,351
Matador Resources Co. ................................................... 10,960 731,799
Weatherford International PLC (a) ........................................... 4,910 566,712
3,068,737
Financials (12.7%):
Ameriprise Financial, Inc. ................................................. 2,240 982,106
Apollo Global Management, Inc. ............................................ 12,430 1,397,754
Block, Inc. (a) .......................................................... 4,840 409,367
Euronet Worldwide, Inc. (a) ................................................ 5,200 571,636
FirstCash Holdings, Inc. .................................................. 17,240 2,198,790
Kinsale Capital Group, Inc. ................................................ 1,510 792,357
LPL Financial Holdings, Inc. ............................................... 1,900 501,980
MSCI, Inc. ........................................................... 3,040 1,703,768
Shift4 Payments, Inc. , Class A (a) (b) ......................................... 14,050 928,283
Tradeweb Markets, Inc. , Class A ............................................ 7,760 808,359
10,294,400
Health Care (18.3%):
Agilent Technologies, Inc. ................................................. 7,580 1,102,966
Apellis Pharmaceuticals, Inc. (a) ............................................ 11,570 680,085
Argenx SE , ADR (a) ..................................................... 1,110 437,029
Cencora, Inc. .......................................................... 5,040 1,224,669
Dexcom, Inc. (a) ........................................................ 13,460 1,866,902
HealthEquity, Inc. (a) .................................................... 9,460 772,220
IDEXX Laboratories, Inc. (a) ............................................... 1,880 1,015,068
Inspire Medical Systems, Inc. (a) ............................................ 3,910 839,829
Insulet Corp. (a) ........................................................ 4,320 740,448
IQVIA Holdings, Inc. (a) .................................................. 3,230 816,835
Neurocrine Biosciences, Inc. (a) ............................................. 4,670 644,086
Sarepta Therapeutics, Inc. (a) ............................................... 5,660 732,744
Shockwave Medical, Inc. (a) ............................................... 1,920 625,210
Veeva Systems, Inc. , Class A (a) ............................................. 6,810 1,577,809
West Pharmaceutical Services, Inc. .......................................... 4,460 1,764,866
14,840,766

Victory Portfolios
Victory RS Mid Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Industrials (18.6%):
Advanced Drainage Systems, Inc. ........................................... 4,690 $ 807,806
Axon Enterprise, Inc. (a) .................................................. 2,390 747,783
Builders FirstSource, Inc. (a) ............................................... 2,600 542,230
Chart Industries, Inc. (a) .................................................. 9,930 1,635,670
Clean Harbors, Inc. (a) ................................................... 8,530 1,717,174
Copart, Inc. (a) ......................................................... 20,400 1,181,568
HEICO Corp. , Class A ................................................... 7,330 1,128,380
Hexcel Corp. .......................................................... 5,580 406,503
Lincoln Electric Holdings, Inc. ............................................. 3,220 822,517
Pentair PLC ........................................................... 8,880 758,707
Quanta Services, Inc. .................................................... 2,970 771,606
Saia, Inc. (a) ........................................................... 1,320 772,200
Tecnoglass, Inc. ........................................................ 10,950 569,729
United Rentals, Inc. ..................................................... 1,110 800,432
Verisk Analytics, Inc. .................................................... 5,250 1,237,582
Vertiv Holdings Co. , Class A ............................................... 14,150 1,155,631
15,055,518
Information Technology (22.6%):
Amphenol Corp. , Class A ................................................. 11,100 1,280,385
AppLovin Corp. , Class A (a) ............................................... 27,310 1,890,398
Confluent, Inc. , Class A (a) ................................................ 33,280 1,015,706
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 8,470 2,715,397
Datadog, Inc. , Class A (a) ................................................. 10,130 1,252,068
Dynatrace, Inc. (a) ...................................................... 20,780 965,023
Entegris, Inc. .......................................................... 4,620 649,295
Fair Isaac Corp. (a) ...................................................... 980 1,224,618
HubSpot, Inc. (a) ....................................................... 1,970 1,234,323
Lattice Semiconductor Corp. (a) ............................................. 10,170 795,599
MACOM Technology Solutions Holdings, Inc. (a) ................................ 6,230 595,837
MongoDB, Inc. (a) ...................................................... 3,420 1,226,549
Monolithic Power Systems, Inc. ............................................ 1,500 1,016,130
Nutanix, Inc. , Class A (a) .................................................. 14,570 899,261
Synopsys, Inc. (a) ....................................................... 1,660 948,690
Trimble, Inc. (a) ........................................................ 9,350 601,766
18,311,045
Real Estate (0.9%):
CoStar Group, Inc. (a) .................................................... 7,920 765,072
Total Common Stocks (Cost $58,624,935) 80,625,396
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 100,400 100,400
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (c) ............ 100,400 100,400
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 100,400 100,400
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (c) . 100,400 100,400
Total Collateral for Securities Loaned (Cost $401,600) 401,600
Total Investments (Cost $59,026,535) — 99.9% 81,026,996
Other assets in excess of liabilities — 0.1% 107,473
NET ASSETS - 100.00% $ 81,134,469
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory RS Growth Fund

(Unaudited)
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (14.4%):
Alphabet, Inc. , Class C (a) ................................................. 105,730 $ 16,098,450
Meta Platforms, Inc. , Class A .............................................. 36,180 17,568,284
Netflix, Inc. (a) ......................................................... 8,710 5,289,844
The Trade Desk, Inc. , Class A (a) ............................................ 65,350 5,712,897
44,669,475
Communications Equipment (1.3%):
Arista Networks, Inc. (a) .................................................. 13,470 3,906,031
Consumer Discretionary (9.4%):
Amazon.com, Inc. (a) .................................................... 86,010 15,514,484
Chipotle Mexican Grill, Inc. (a) ............................................. 1,330 3,866,004
DraftKings, Inc. (a) ...................................................... 62,970 2,859,468
Lululemon Athletica, Inc. (a) ............................................... 6,420 2,507,973
Ross Stores, Inc. ....................................................... 16,610 2,437,683
Tesla, Inc. (a) .......................................................... 10,880 1,912,595
29,098,207
Consumer Staples (5.6%):
Celsius Holdings, Inc. (a) .................................................. 16,560 1,373,155
Costco Wholesale Corp. .................................................. 5,280 3,868,286
Freshpet, Inc. (a) ........................................................ 16,810 1,947,607
PepsiCo, Inc. .......................................................... 17,200 3,010,172
Target Corp. .......................................................... 40,090 7,104,349
17,303,569
Energy (0.7%):
Diamondback Energy, Inc. ................................................ 11,450 2,269,047
Financials (7.2%):
MSCI, Inc. ........................................................... 7,010 3,928,754
The Progressive Corp. ................................................... 19,440 4,020,581
Tradeweb Markets, Inc. , Class A ............................................ 20,750 2,161,528
Visa, Inc. , Class A ...................................................... 44,187 12,331,708
22,442,571
Health Care (10.3%):
Dexcom, Inc. (a) ........................................................ 25,180 3,492,466
Eli Lilly & Co. ......................................................... 14,370 11,179,285
Intuitive Surgical, Inc. (a) ................................................. 9,920 3,958,973
UnitedHealth Group, Inc. ................................................. 7,310 3,616,257
Vertex Pharmaceuticals, Inc. (a) ............................................. 14,180 5,927,382
West Pharmaceutical Services, Inc. .......................................... 9,300 3,680,103
31,854,466
Industrials (5.7%):
Builders FirstSource, Inc. (a) ............................................... 8,420 1,755,991
HEICO Corp. , Class A ................................................... 24,740 3,808,476
Lincoln Electric Holdings, Inc. ............................................. 12,350 3,154,684
Quanta Services, Inc. .................................................... 17,560 4,562,088
Saia, Inc. (a) ........................................................... 4,090 2,392,650
Verisk Analytics, Inc. .................................................... 8,870 2,090,925
17,764,814
IT Services (1.5%):
Snowflake, Inc. , Class A (a) ................................................ 29,050 4,694,480
Semiconductors & Semiconductor Equipment (15.1%):
Advanced Micro Devices, Inc. (a) ............................................ 15,580 2,812,034
Applied Materials, Inc. ................................................... 11,300 2,330,399
Broadcom, Inc. ........................................................ 3,520 4,665,443
Lam Research Corp. ..................................................... 4,570 4,440,075
Monolithic Power Systems, Inc. ............................................ 4,440 3,007,745

Victory Portfolios
Victory RS Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
NVIDIA Corp. ......................................................... 32,880 $ 29,709,053
46,964,749
Software (19.7%):
Intuit, Inc. ............................................................ 8,550 5,557,500
Microsoft Corp. ........................................................ 91,430 38,466,429
Palo Alto Networks, Inc. (a) ................................................ 10,530 2,991,889
Salesforce, Inc. ........................................................ 8,450 2,544,971
ServiceNow, Inc. (a) ..................................................... 5,360 4,086,464
Synopsys, Inc. (a) ....................................................... 7,540 4,309,110
Workday, Inc. , Class A (a) ................................................. 11,230 3,062,982
61,019,345
Technology Hardware, Storage & Peripherals (8.5%):
Apple, Inc. ........................................................... 154,818 26,548,191
Total Common Stocks (Cost $139,090,264) 308,534,945
Total Investments (Cost $139,090,264) — 99.4% 308,534,945
Other assets in excess of liabilities — 0.6% 1,935,985
NET ASSETS - 100.00% $ 310,470,930
(a) Non-income producing security.

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory RS Science and Technology Fund

(Unaudited)
c
Security Description Shares Value
Common Stocks (99.1%)
Biotechnology (23.1%):
Absci Corp. (a) (b) ....................................................... 116,800 $ 663,424
Alpine Immune Sciences, Inc.(a) ............................................ 19,980 792,007
Amicus Therapeutics, Inc.(a) ............................................... 142,950 1,683,951
AnaptysBio, Inc.(a) ..................................................... 25,470 573,584
Apellis Pharmaceuticals, Inc.(a) ............................................ 39,073 2,296,711
Apogee Therapeutics, Inc.(a) ............................................... 10,080 669,816
Arcellx, Inc.(a) ........................................................ 21,850 1,519,667
Autolus Therapeutics PLC, ADR(a) .......................................... 90,050 574,519
Biohaven Ltd.(a) ....................................................... 8,520 465,959
Blueprint Medicines Corp.(a) .............................................. 7,230 685,838
Bridgebio Pharma, Inc.(a) ................................................. 34,120 1,054,990
Cabaletta Bio, Inc.(a) .................................................... 37,520 640,091
Crinetics Pharmaceuticals, Inc.(a) ........................................... 25,160 1,177,740
Disc Medicine, Inc.(a) ................................................... 22,240 1,384,662
Exact Sciences Corp.(a) .................................................. 28,150 1,944,039
Fate Therapeutics, Inc.(a) ................................................. 45,480 333,823
Gossamer Bio, Inc.(a) .................................................... 152,340 179,761
Ideaya Biosciences, Inc.(a) ................................................ 26,220 1,150,534
Immunome, Inc.(a) ...................................................... 23,180 572,082
Immunovant, Inc.(a) ..................................................... 25,290 817,120
Krystal Biotech, Inc.(a) ................................................... 8,020 1,426,999
MacroGenics, Inc.(a) .................................................... 22,130 325,754
Merus NV(a) .......................................................... 8,360 376,451
MoonLake Immunotherapeutics(a)(b) ........................................ 12,450 625,363
Morphic Holding, Inc.(a) ................................................. 19,260 677,952
Natera, Inc.(a) ......................................................... 14,710 1,345,377
Nuvalent, Inc., Class A(a) ................................................. 17,370 1,304,313
Olema Pharmaceuticals, Inc.(a) ............................................. 67,150 760,138
Opthea Ltd., ADR(a) .................................................... 62,050 255,025
ORIC Pharmaceuticals, Inc.(a) ............................................. 58,480 804,100
Regulus Therapeutics, Inc.(a)(b) ............................................ 245,278 706,401
REVOLUTION Medicines, Inc.(a) .......................................... 60,060 1,935,734
Rocket Pharmaceuticals, Inc.(a) ............................................. 24,560 661,646
Sagimet Biosciences, Inc., Class A(a)(b) ...................................... 34,100 184,822
Sarepta Therapeutics, Inc.(a) ............................................... 5,490 710,735
SpringWorks Therapeutics, Inc.(a) ........................................... 34,590 1,702,520
Tango Therapeutics, Inc.(a) ................................................ 38,490 305,611
Tyra Biosciences, Inc.(a) .................................................. 32,040 525,456
Vaxcyte, Inc.(a) ........................................................ 34,160 2,333,470
Vertex Pharmaceuticals, Inc.(a) ............................................. 12,480 5,216,765
Viking Therapeutics, Inc.(a) ............................................... 28,850 2,365,700
Zymeworks, Inc.(a) ..................................................... 30,950 325,594
44,056,244
Communication Services (9.7%):
Bandwidth, Inc., Class A(a) ................................................ 28,600 522,236
Meta Platforms, Inc., Class A .............................................. 24,870 12,076,374
Netflix, Inc.(a) ......................................................... 5,530 3,358,535
Take-Two Interactive Software, Inc.(a) ........................................ 16,320 2,423,357
18,380,502
Consumer Discretionary (4.7%):
Amazon.com, Inc.(a) .................................................... 49,510 8,930,614
Electronic Equipment, Instruments & Components (0.5%):
Trimble, Inc.(a) ........................................................ 14,670 944,161
Financials (2.9%):
Shift4 Payments, Inc., Class A(a)(b) ......................................... 21,200 1,400,684
Visa, Inc., Class A ...................................................... 14,600 4,074,568
5,475,252

Victory Portfolios
Victory RS Science and Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Health Care Technology (0.9%):
Veeva Systems, Inc., Class A(a) ............................................. 7,210 $ 1,670,485
Industrials (1.0%):
Lyft, Inc., Class A(a) .................................................... 98,130 1,898,816
IT Services (2.5%):
Backblaze, Inc., Class A(a) ................................................ 27,470 281,018
MongoDB, Inc.(a) ...................................................... 3,620 1,298,277
Snowflake, Inc., Class A(a) ................................................ 8,930 1,443,088
Wix.com Ltd.(a) ........................................................ 12,320 1,693,754
4,716,137
Life Sciences Tools & Services (2.7%):
Repligen Corp.(a) ....................................................... 4,740 871,781
West Pharmaceutical Services, Inc. .......................................... 10,730 4,245,968
5,117,749
Pharmaceuticals (2.6%):
Arvinas, Inc.(a) ........................................................ 20,520 847,066
Eli Lilly & Co. ......................................................... 4,430 3,446,363
EyePoint Pharmaceuticals, Inc.(a) ........................................... 17,020 351,803
Marinus Pharmaceuticals, Inc.(a) ............................................ 40,670 367,657
5,012,889
Real Estate (0.5%):
Opendoor Technologies, Inc.(a) ............................................. 307,150 930,665
Semiconductors & Semiconductor Equipment (23.2%):
Applied Materials, Inc. ................................................... 15,070 3,107,886
Credo Technology Group Holding Ltd.(a) ..................................... 88,120 1,867,263
Impinj, Inc.(a) ......................................................... 21,300 2,735,133
Lam Research Corp. ..................................................... 3,180 3,089,593
Lattice Semiconductor Corp.(a) ............................................. 44,070 3,447,596
MACOM Technology Solutions Holdings, Inc.(a) ................................ 49,120 4,697,837
Marvell Technology, Inc. ................................................. 26,090 1,849,259
MaxLinear, Inc.(a) ...................................................... 61,170 1,142,044
Monolithic Power Systems, Inc. ............................................ 5,400 3,658,068
NVIDIA Corp. ......................................................... 15,510 14,014,215
Semtech Corp.(a) ....................................................... 164,660 4,526,503
44,135,397
Software (24.8%):
AppLovin Corp., Class A(a) ............................................... 65,780 4,553,291
Confluent, Inc., Class A(a) ................................................ 86,290 2,633,571
DocuSign, Inc.(a) ....................................................... 21,240 1,264,842
Dynatrace, Inc.(a) ...................................................... 33,970 1,577,567
Fair Isaac Corp.(a) ...................................................... 2,970 3,711,342
Gitlab, Inc., Class A(a) ................................................... 19,620 1,144,238
Microsoft Corp. ........................................................ 35,690 15,015,497
Monday.com Ltd.(a) ..................................................... 4,340 980,276
Salesforce, Inc.(a) ...................................................... 9,530 2,870,245
Samsara, Inc., Class A(a) ................................................. 33,710 1,273,901
ServiceNow, Inc.(a) ..................................................... 5,960 4,543,904
Sprout Social, Inc., Class A(a) .............................................. 37,620 2,246,290
Varonis Systems, Inc.(a) .................................................. 114,310 5,392,003
47,206,967
Total Common Stocks (Cost $92,721,340) 188,475,878
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex, Inc.(a)(d) ...................................................... 1,346,518 —(e)
Nuvation Bio, Inc.(a) .................................................... 38,770 11,728

Victory Portfolios
Victory RS Science and Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Name
Acquisition Date
Cost
Regulus Therapeutics, Inc. .....................................
12/1/2020
$ 165,796
Security Description Shares Value
Regulus Therapeutics, Inc.(a)(f)(g) .......................................... 132,637 $ —(e)
11,728
Total Warrants (Cost $179,261) 11,728
Collateral for Securities Loaned (1.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(h) ........ 769,427 769,427
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(h) ............ 769,427 769,427
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(h) ............... 769,427 769,427
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(h) . 769,427 769,427
Total Collateral for Securities Loaned (Cost $3,077,708) 3,077,708
Total Investments (Cost $95,978,309) — 100.7% 191,565,314
Liabilities in excess of other assets — (0.7)% (1,299,274)
NET ASSETS - 100.00% $ 190,266,040
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2024.
(e) Rounds to less than $1.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at March 31, 2024.
(h) Rate disclosed is the daily yield on March 31, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory RS Small Cap Equity Fund

(Unaudited)
Security Description Shares Value
Common Stocks (99.5%)
Aerospace & Defense (8.2%):
AAR Corp.(a) ......................................................... 15,320 $ 917,208
AeroVironment, Inc.(a) ................................................... 7,200 1,103,616
Moog, Inc., Class A ..................................................... 5,560 887,654
2,908,478
Building Products (5.6%):
Hayward Holdings, Inc.(a) ................................................ 55,440 848,786
Tecnoglass, Inc. ........................................................ 22,120 1,150,904
1,999,690
Construction & Engineering (2.5%):
MYR Group, Inc.(a) ..................................................... 5,010 885,518
Consumer Discretionary (11.8%):
American Eagle Outfitters, Inc. ............................................. 43,070 1,110,775
RH(a) ............................................................... 2,000 696,520
Skyline Champion Corp.(a) ................................................ 14,510 1,233,495
Under Armour, Inc., Class C(a) ............................................. 159,710 1,140,330
4,181,120
Electrical Equipment (3.2%):
NEXTracker, Inc., Class A(a) .............................................. 19,960 1,123,149
Energy (4.2%):
Geospace Technologies Corp.(a) ............................................ 58,980 777,946
Weatherford International PLC(a) ........................................... 6,050 698,291
1,476,237
Financials (17.3%):
Euronet Worldwide, Inc.(a) ................................................ 4,200 461,706
FirstCash Holdings, Inc. .................................................. 10,420 1,328,967
Flywire Corp.(a) ....................................................... 58,890 1,461,061
LendingTree, Inc.(a) ..................................................... 25,310 1,071,625
Payoneer Global, Inc.(a) .................................................. 207,620 1,009,033
Shift4 Payments, Inc., Class A(a)(b) ......................................... 12,160 803,411
6,135,803
Health Care (14.0%):
Amicus Therapeutics, Inc.(a) ............................................... 65,150 767,467
Apellis Pharmaceuticals, Inc.(a) ............................................ 9,950 584,861
Arcellx, Inc.(a) ........................................................ 7,670 533,449
Blueprint Medicines Corp.(a) .............................................. 3,900 369,954
Inspire Medical Systems, Inc.(a) ............................................ 1,920 412,397
Krystal Biotech, Inc.(a) ................................................... 1,580 281,130
PROCEPT BioRobotics Corp.(a) ............................................ 13,170 650,861
RxSight, Inc.(a) ........................................................ 8,630 445,135
SpringWorks Therapeutics, Inc.(a) ........................................... 18,560 913,523
4,958,777
Information Technology (24.0%):
Altair Engineering, Inc., Class A(a) .......................................... 3,720 320,478
Badger Meter, Inc. ...................................................... 2,550 412,616
Credo Technology Group Holding Ltd.(a) ..................................... 41,450 878,326
CyberArk Software Ltd.(a) ................................................ 650 172,660
Fabrinet(a) ............................................................ 850 160,667
MACOM Technology Solutions Holdings, Inc.(a) ................................ 15,760 1,507,286
Q2 Holdings, Inc.(a) ..................................................... 31,070 1,633,039
Semtech Corp.(a) ....................................................... 64,470 1,772,280
Sprout Social, Inc., Class A(a) .............................................. 14,810 884,305
Varonis Systems, Inc.(a) .................................................. 16,630 784,437
8,526,094

Victory Portfolios
Victory RS Small Cap Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Machinery (6.0%):
Chart Industries, Inc.(a) .................................................. 12,850 $ 2,116,652
Professional Services (2.7%):
CBIZ, Inc.(a) .......................................................... 12,190 956,915
Total Common Stocks (Cost $29,726,132) 35,268,433
Collateral for Securities Loaned (2.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c) ........ 200,732 200,732
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(c) ............ 200,732 200,732
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(c) ............... 200,732 200,732
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(c) . 200,732 200,732
Total Collateral for Securities Loaned (Cost $802,928) 802,928
Total Investments (Cost $30,529,060) — 101.8% 36,071,361
Liabilities in excess of other assets — (1.8)% (621,295)
NET ASSETS - 100.00% $ 35,450,066
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory RS International Fund

(Unaudited)
Security Description Shares Value
Common Stocks (97.2%)
Australia (6.3%):
Consumer Discretionary (1.0%):
Aristocrat Leisure Ltd. ................................................... 142,947 $ 4,001,726
Financials (1.2%):
Macquarie Group Ltd. ................................................... 35,343 4,596,272
Health Care (1.0%):
CSL Ltd. ............................................................. 22,137 4,152,553
Materials (2.0%):
BHP Group Ltd. ........................................................ 280,369 8,104,706
Real Estate (1.1%):
Scentre Group ......................................................... 2,054,878 4,537,203
25,392,460
Belgium (0.7%):
Information Technology (0.7%):
Melexis NV ........................................................... 34,380 2,783,736
China (0.4%):
Communication Services (0.4%):
Tencent Holdings Ltd. ................................................... 44,900 1,748,897
Denmark (5.1%):
Consumer Discretionary (1.2%):
Pandora A/S .......................................................... 30,473 4,919,416
Health Care (3.9%):
Novo Nordisk A/S , Class B ................................................ 121,295 15,561,737
20,481,153
France (11.0%):
Consumer Discretionary (3.6%):
La Francaise des Jeux SAEM (a) ............................................ 98,334 4,007,318
LVMH Moet Hennessy Louis Vuitton SE ...................................... 11,519 10,363,338
14,370,656
Consumer Staples (2.3%):
L'Oreal SA ........................................................... 19,374 9,173,720
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 18,896 2,824,793
Industrials (2.6%):
Rexel SA ............................................................. 137,925 3,725,235
Safran SA ............................................................ 29,644 6,712,607
10,437,842
Information Technology (0.4%):
Capgemini SE ......................................................... 8,023 1,845,926
Materials (1.4%):
Arkema SA ........................................................... 53,941 5,678,115
44,331,052
Germany (8.1%):
Consumer Discretionary (1.1%):
Volkswagen AG , Preference Shares .......................................... 32,661 4,331,040
Financials (1.9%):
Allianz SE , Registered Shares .............................................. 25,969 7,782,291

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Industrials (2.2%):
Siemens AG , Registered Shares ............................................. 47,252 $ 9,021,007
Information Technology (2.2%):
SAP SE .............................................................. 45,280 8,815,668
Utilities (0.7%):
RWE AG ............................................................. 85,614 2,909,382
32,859,388
Hong Kong (1.9%):
Financials (1.2%):
AIA Group Ltd. ........................................................ 683,400 4,597,058
Real Estate (0.7%):
CK Asset Holdings Ltd. .................................................. 708,000 2,917,513
7,514,571
Ireland (1.9%):
Industrials (0.9%):
Ryanair Holdings PLC , ADR (b) ............................................ 26,079 3,796,842
Materials (1.0%):
James Hardie Industries PLC (b) ............................................ 100,356 4,032,720
7,829,562
Italy (0.9%):
Utilities (0.9%):
Snam SpA ............................................................ 733,953 3,465,034
Japan (23.4%):
Communication Services (1.7%):
Capcom Co. Ltd. ....................................................... 191,200 3,582,435
Kakaku.com, Inc. ....................................................... 287,200 3,484,592
7,067,027
Consumer Discretionary (3.9%):
Toyota Motor Corp. ..................................................... 472,800 11,951,585
ZOZO, Inc. (c) ......................................................... 151,900 3,770,630
15,722,215
Consumer Staples (1.1%):
Toyo Suisan Kaisha Ltd. .................................................. 70,300 4,299,118
Financials (2.9%):
Mizuho Financial Group, Inc. .............................................. 276,300 5,464,640
Tokio Marine Holdings, Inc. ............................................... 204,000 6,395,484
11,860,124
Health Care (2.7%):
Hoya Corp. ........................................................... 52,400 6,554,579
Shionogi & Co. Ltd. ..................................................... 84,000 4,293,116
10,847,695
Industrials (6.3%):
Fuji Electric Co. Ltd. .................................................... 89,800 6,026,782
MISUMI Group, Inc. .................................................... 158,800 2,212,539
Mitsubishi Heavy Industries Ltd. ............................................ 687,000 6,227,335
Nippon Yusen KK ...................................................... 151,300 4,154,353
OKUMA Corp. ........................................................ 29,600 1,408,011
Sanwa Holdings Corp. ................................................... 307,100 5,370,224
25,399,244
Information Technology (3.1%):
Disco Corp. ........................................................... 13,000 4,752,563
Fujitsu Ltd. (c) ......................................................... 244,000 3,905,492

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Oracle Corp. .......................................................... 51,900 $ 3,903,455
12,561,510
Real Estate (1.0%):
Sumitomo Realty & Development Co. Ltd. .................................... 104,100 3,879,231
Utilities (0.7%):
Tokyo Gas Co. Ltd. ..................................................... 126,200 2,869,261
94,505,425
Netherlands (6.7%):
Communication Services (1.1%):
Koninklijke KPN NV .................................................... 1,202,001 4,495,357
Financials (1.8%):
ING Groep NV ........................................................ 432,174 7,114,030
Industrials (1.1%):
Wolters Kluwer NV ..................................................... 29,539 4,624,874
Information Technology (2.7%):
ASM International NV ................................................... 10,215 6,254,835
ASML Holding NV ..................................................... 4,582 4,441,465
10,696,300
26,930,561
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 143,592 2,199,004
Norway (1.0%):
Energy (0.3%):
Aker BP ASA ......................................................... 48,953 1,228,301
Financials (0.7%):
SpareBank 1 SMN ...................................................... 222,696 2,835,866
4,064,167
Spain (2.6%):
Financials (2.6%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 874,601 10,413,758
Sweden (1.7%):
Industrials (1.7%):
Atlas Copco AB , Class B ................................................. 454,442 6,713,531
Switzerland (11.8%):
Consumer Staples (3.6%):
Coca-Cola HBC AG ..................................................... 150,179 4,744,734
Nestle SA , Registered Shares .............................................. 93,754 9,963,016
14,707,750
Financials (3.2%):
Partners Group Holding AG ............................................... 4,302 6,146,368
UBS Group AG ........................................................ 215,481 6,635,965
12,782,333
Health Care (5.0%):
Novartis AG , Registered Shares ............................................. 102,904 9,968,779
Roche Holding AG ...................................................... 33,408 8,531,117
Sandoz Group AG (b) .................................................... 55,463 1,674,471
20,174,367
47,664,450

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
United Kingdom (13.2%):
Consumer Discretionary (2.1%):
Greggs PLC ........................................................... 113,321 $ 4,109,682
Next PLC ............................................................ 35,694 4,159,806
8,269,488
Consumer Staples (2.2%):
Diageo PLC ........................................................... 119,456 4,419,238
Imperial Brands PLC .................................................... 193,032 4,314,278
8,733,516
Energy (3.0%):
BP PLC .............................................................. 593,360 3,721,645
Shell PLC ............................................................ 255,190 8,465,355
12,187,000
Financials (3.2%):
Barclays PLC ......................................................... 2,180,750 5,053,184
HSBC Holdings PLC .................................................... 820,101 6,409,283
Legal & General Group PLC ............................................... 445,653 1,431,449
12,893,916
Industrials (0.7%):
Ashtead Group PLC ..................................................... 42,023 2,992,657
Materials (1.5%):
Rio Tinto PLC ......................................................... 95,431 6,032,389
Utilities (0.5%):
Centrica PLC .......................................................... 1,340,715 2,160,873
53,269,839
Total Common Stocks (Cost $301,709,927) 392,166,588
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF (c) ............................................... 4,988 398,342
Total Exchange-Traded Funds (Cost $329,657) 398,342
Collateral for Securities Loaned (1.2%)^
United States (1.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (d) ........ 1,061,450 1,061,450
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (d) ............ 1,061,450 1,061,450
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (d) ............... 1,459,314 1,459,314
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (d) . 1,061,450 1,061,450
Total Collateral for Securities Loaned (Cost $4,643,664) 4,643,664
Total Investments (Cost $306,683,248) — 98.5% 397,208,594
Other assets in excess of liabilities — 1.5% 6,090,856
NET ASSETS - 100.00% $ 403,299,450
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$4,007,318 and amounted to 1.0% of net assets.
(b) Non-income producing security.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on March 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory RS Global Fund

(Unaudited)
Security Description Shares Value
Common Stocks (96.9%)
Australia (1.9%):
Consumer Discretionary (0.8%):
Aristocrat Leisure Ltd. ................................................... 273,396 $ 7,653,577
Financials (0.5%):
Macquarie Group Ltd. ................................................... 36,905 4,799,407
Health Care (0.6%):
CSL Ltd. ............................................................. 33,194 6,226,672
18,679,656
Belgium (0.6%):
Information Technology (0.6%):
Melexis NV ........................................................... 66,765 5,405,938
Canada (4.2%):
Consumer Staples (0.8%):
Alimentation Couche-Tard, Inc. ............................................. 135,169 7,715,531
Energy (0.5%):
Parex Resources, Inc. .................................................... 313,688 5,011,967
Industrials (0.5%):
Bombardier, Inc. , Class B (a) ............................................... 107,655 4,622,075
Information Technology (1.1%):
Constellation Software, Inc. ............................................... 3,972 10,850,856
Materials (1.3%):
Agnico Eagle Mines Ltd. ................................................. 100,327 5,983,027
Stella-Jones, Inc. ....................................................... 108,765 6,344,090
12,327,117
40,527,546
China (2.3%):
Communication Services (1.1%):
Tencent Holdings Ltd. ................................................... 284,000 11,062,067
Consumer Staples (0.6%):
Foshan Haitian Flavouring & Food Co. Ltd. , Class A .............................. 1,042,930 5,718,686
Financials (0.6%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 11,236,000 5,647,739
22,428,492
Denmark (2.2%):
Consumer Discretionary (0.8%):
Pandora A/S .......................................................... 51,479 8,310,524
Health Care (1.4%):
Novo Nordisk A/S , Class B ................................................ 102,662 13,171,186
21,481,710
France (4.8%):
Consumer Discretionary (0.8%):
La Francaise des Jeux SAEM (b) ............................................ 188,638 7,687,396
Consumer Staples (1.0%):
L'Oreal SA ........................................................... 19,486 9,226,752
Energy (0.8%):
Gaztransport Et Technigaz SA .............................................. 50,178 7,501,190
Industrials (1.5%):
Rexel SA ............................................................. 263,321 7,112,073

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Safran SA ............................................................ 33,597 $ 7,607,727
14,719,800
Materials (0.7%):
Arkema SA ........................................................... 65,425 6,886,982
46,022,120
Indonesia (0.6%):
Communication Services (0.6%):
PT Telkom Indonesia Persero Tbk ........................................... 26,752,700 5,885,993
Ireland (0.7%):
Materials (0.7%):
James Hardie Industries PLC (a) ............................................ 161,065 6,472,260
Italy (0.5%):
Utilities (0.5%):
Snam SpA ............................................................ 1,018,830 4,809,954
Japan (5.9%):
Communication Services (1.0%):
Capcom Co. Ltd. ....................................................... 189,200 3,544,962
Kakaku.com, Inc. ....................................................... 513,600 6,231,499
9,776,461
Consumer Discretionary (0.5%):
ZOZO, Inc. (c) ......................................................... 205,500 5,101,149
Consumer Staples (0.7%):
Toyo Suisan Kaisha Ltd. .................................................. 106,100 6,488,427
Financials (0.8%):
Mizuho Financial Group, Inc. .............................................. 407,200 8,053,570
Health Care (0.4%):
Hoya Corp. ........................................................... 34,800 4,353,041
Industrials (1.1%):
Fuji Electric Co. Ltd. .................................................... 96,500 6,476,442
Nippon Yusen KK ...................................................... 139,000 3,816,623
10,293,065
Information Technology (1.1%):
Disco Corp. ........................................................... 16,100 5,885,867
Oracle Corp. .......................................................... 63,000 4,738,297
10,624,164
Utilities (0.3%):
Tokyo Gas Co. Ltd. ..................................................... 127,700 2,903,365
57,593,242
Netherlands (0.8%):
Information Technology (0.8%):
ASM International NV ................................................... 11,998 7,346,598
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 297,950 4,562,882
Norway (0.7%):
Energy (0.3%):
Aker BP ASA ......................................................... 141,061 3,539,423

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Financials (0.4%):
SpareBank 1 SMN ...................................................... 284,153 $ 3,618,475
7,157,898
Singapore (0.6%):
Financials (0.6%):
Singapore Exchange Ltd. ................................................. 853,700 5,827,438
South Africa (0.6%):
Consumer Discretionary (0.6%):
Mr Price Group Ltd. ..................................................... 669,788 6,141,549
South Korea (0.9%):
Information Technology (0.9%):
Samsung Electronics Co. Ltd. .............................................. 138,297 8,312,232
Spain (1.2%):
Financials (1.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 1,000,642 11,914,511
Sweden (0.7%):
Industrials (0.7%):
Atlas Copco AB , Class B ................................................. 429,705 6,348,088
Switzerland (2.6%):
Financials (1.6%):
Chubb Ltd. ........................................................... 33,223 8,609,076
Partners Group Holding AG ............................................... 5,141 7,345,067
15,954,143
Health Care (1.0%):
Roche Holding AG ...................................................... 36,679 9,366,405
25,320,548
Taiwan (2.5%):
Financials (1.0%):
Cathay Financial Holding Co. Ltd. ........................................... 6,183,000 9,319,228
Information Technology (1.5%):
ASE Technology Holding Co. Ltd. ........................................... 1,679,000 8,151,430
Lite-On Technology Corp. ................................................ 2,044,000 6,776,902
14,928,332
24,247,560
United Kingdom (3.5%):
Consumer Discretionary (1.3%):
Greggs PLC ........................................................... 194,567 7,056,137
Next PLC ............................................................ 47,127 5,492,217
12,548,354
Consumer Staples (0.5%):
Imperial Brands PLC .................................................... 197,534 4,414,897
Financials (0.8%):
HSBC Holdings PLC .................................................... 1,017,710 7,953,644
Materials (0.9%):
Rio Tinto PLC ......................................................... 141,953 8,973,140
33,890,035
United States (58.6%):
Communication Services (5.2%):
Alphabet, Inc. , Class C (a) ................................................. 178,941 27,245,557
Meta Platforms, Inc. , Class A .............................................. 46,901 22,774,187
50,019,744

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Consumer Discretionary (7.6%):
Amazon.com, Inc. (a) .................................................... 129,017 $ 23,272,087
McDonald's Corp. ...................................................... 55,532 15,657,248
PulteGroup, Inc. ........................................................ 92,947 11,211,267
Ross Stores, Inc. ....................................................... 53,483 7,849,165
Tesla, Inc. (a) .......................................................... 37,937 6,668,945
Ulta Beauty, Inc. (a) ..................................................... 17,681 9,245,041
73,903,753
Consumer Staples (3.1%):
Colgate-Palmolive Co. ................................................... 172,753 15,556,408
PepsiCo, Inc. .......................................................... 79,649 13,939,371
29,495,779
Energy (2.3%):
APA Corp. ............................................................ 247,387 8,505,165
Cactus, Inc. , Class A ..................................................... 77,716 3,892,795
ConocoPhillips ........................................................ 79,669 10,140,270
22,538,230
Financials (8.8%):
Bank of America Corp. ................................................... 291,107 11,038,777
JPMorgan Chase & Co. .................................................. 82,428 16,510,328
LPL Financial Holdings, Inc. ............................................... 27,940 7,381,748
Mastercard, Inc. , Class A ................................................. 37,345 17,984,232
S&P Global, Inc. ....................................................... 31,059 13,214,051
Synchrony Financial ..................................................... 128,084 5,522,982
The PNC Financial Services Group, Inc. ...................................... 32,931 5,321,650
Unum Group .......................................................... 152,366 8,175,960
85,149,728
Health Care (6.8%):
Amgen, Inc. ........................................................... 42,404 12,056,305
CVS Health Corp. ...................................................... 95,570 7,622,663
Eli Lilly & Co. ......................................................... 24,839 19,323,749
IDEXX Laboratories, Inc. (a) ............................................... 16,302 8,801,939
Johnson & Johnson ..................................................... 47,585 7,527,471
UnitedHealth Group, Inc. ................................................. 20,636 10,208,629
65,540,756
Industrials (5.7%):
AGCO Corp. .......................................................... 51,908 6,385,722
Caterpillar, Inc. ........................................................ 39,979 14,649,505
Delta Air Lines, Inc. ..................................................... 164,308 7,865,424
Eaton Corp. PLC ....................................................... 45,003 14,071,538
Lennox International, Inc. ................................................. 24,676 12,060,642
55,032,831
Information Technology (16.2%):
Apple, Inc. ........................................................... 226,162 38,782,260
Cisco Systems, Inc. ..................................................... 175,444 8,756,410
Fortinet, Inc. (a) ........................................................ 154,845 10,577,462
Microsoft Corp. ........................................................ 116,821 49,148,931
NVIDIA Corp. ......................................................... 41,164 37,194,144
Texas Instruments, Inc. ................................................... 72,312 12,597,473
157,056,680
Materials (0.5%):
Alcoa Corp. ........................................................... 150,311 5,079,009
Real Estate (0.8%):
Prologis, Inc. .......................................................... 56,600 7,370,452
Utilities (1.6%):
Constellation Energy Corp. ................................................ 52,947 9,787,253

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
MGE Energy, Inc. ...................................................... 77,231 $ 6,079,624
15,866,877
567,053,839
Total Common Stocks (Cost $711,602,932) 937,430,089
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a) (d) ........................................... 3,376 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.5%)
United States (0.5%):
iShares MSCI ACWI ETF ................................................. 43,734 4,816,425
Total Exchange-Traded Funds (Cost $3,662,542) 4,816,425
Collateral for Securities Loaned (0.1%)^
United States (0.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (e) ........ 165,750 165,750
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (e) ............ 165,750 165,750
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (e) ............... 165,750 165,750
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (e) . 165,750 165,750
Total Collateral for Securities Loaned (Cost $663,000) 663,000
Total Investments (Cost $715,928,474) — 97.5% 942,909,514
Other assets in excess of liabilities — 2.5% 24,655,880
NET ASSETS - 100.00% $ 967,565,394
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$7,687,396 and amounted to 0.8% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2024.
(e) Rate disclosed is the daily yield on March 31, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Security Description Shares Value
Common Stocks (98.7%)
Brazil (7.2%):
Communication Services (0.7%):
TIM SA .............................................................. 826,100 $ 2,932,295
Consumer Discretionary (1.0%):
Smartfit Escola de Ginastica e Danca SA ...................................... 240,100 1,244,860
Vibra Energia SA ....................................................... 562,696 2,806,355
4,051,215
Energy (0.9%):
Petroleo Brasileiro SA, ADR ............................................... 250,010 3,802,652
Financials (1.1%):
Itau Unibanco Holding SA, ADR ............................................ 689,967 4,781,471
Industrials (1.2%):
Marcopolo SA, Preference Shares ........................................... 877,800 1,319,842
Santos Brasil Participacoes SA ............................................. 917,300 2,436,524
SIMPAR SA .......................................................... 784,864 1,162,889
4,919,255
Information Technology (0.5%):
TOTVS SA ........................................................... 364,300 2,061,705
Materials (0.9%):
Vale SA .............................................................. 298,100 3,616,053
Real Estate (0.5%):
Multiplan Empreendimentos Imobiliarios SA ................................... 388,300 1,981,494
Utilities (0.4%):
CPFL Energia SA ....................................................... 224,600 1,559,082
29,705,222
Chile (0.3%):
Financials (0.0%):(a)
Banco de Credito e Inversiones SA .......................................... 1 29
Utilities (0.3%):
Enel Chile SA ......................................................... 21,930,828 1,318,923
1,318,952
China (21.9%):
Communication Services (6.5%):
NetEase, Inc. .......................................................... 269,900 5,592,914
Tencent Holdings Ltd. ................................................... 466,615 18,175,093
Tencent Music Entertainment Group, ADR(b) ................................... 253,788 2,839,888
26,607,895
Consumer Discretionary (5.5%):
Alibaba Group Holding Ltd. ............................................... 795,572 7,194,410
Fuyao Glass Industry Group Co. Ltd., Class A .................................. 525,600 3,123,776
H World Group Ltd., ADR ................................................ 122,830 4,753,521
MINISO Group Holding Ltd., ADR .......................................... 145,779 2,988,470
New Oriental Education & Technology Group, Inc., ADR(b) ........................ 26,737 2,321,306
Vipshop Holdings Ltd., ADR .............................................. 136,842 2,264,735
22,646,218
Consumer Staples (0.8%):
Tsingtao Brewery Co. Ltd., Class H .......................................... 478,000 3,289,769
Energy (1.2%):
PetroChina Co. Ltd., Class H .............................................. 5,890,000 5,051,525

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Financials (2.9%):
China Merchants Bank Co. Ltd., Class H ...................................... 623,500 $ 2,471,316
Industrial & Commercial Bank of China Ltd., Class H ............................. 13,073,000 6,571,101
PICC Property & Casualty Co. Ltd., Class H ................................... 2,164,000 2,855,999
11,898,416
Health Care (0.8%):
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A ....................... 79,500 3,080,961
Industrials (2.0%):
Anhui Heli Co. Ltd., Class A ............................................... 894,500 2,405,014
Weichai Power Co. Ltd., Class H ............................................ 1,213,000 2,314,600
ZTO Express Cayman, Inc., ADR ........................................... 176,707 3,700,244
8,419,858
Materials (2.2%):
Shandong Nanshan Aluminum Co. Ltd., Class A ................................. 8,373,100 3,906,679
Western Mining Co. Ltd., Class A ........................................... 1,929,300 4,954,057
8,860,736
89,855,378
Greece (1.9%):
Energy (0.5%):
Motor Oil Hellas Corinth Refineries SA ....................................... 75,248 2,240,403
Financials (0.8%):
National Bank of Greece SA(b) ............................................. 426,440 3,335,257
Industrials (0.6%):
Mytilineos SA ......................................................... 60,846 2,346,178
7,921,838
Hong Kong (1.1%):
Consumer Discretionary (0.3%):
Man Wah Holdings Ltd. .................................................. 1,767,600 1,249,219
Industrials (0.8%):
Techtronic Industries Co. Ltd. .............................................. 249,000 3,383,465
4,632,684
Hungary (0.8%):
Financials (0.8%):
OTP Bank Nyrt ........................................................ 71,112 3,276,431
India (14.5%):
Consumer Discretionary (2.8%):
Hero MotoCorp Ltd. ..................................................... 68,954 3,915,242
Mahindra & Mahindra Ltd. ................................................ 192,769 4,453,493
Tata Motors Ltd. ....................................................... 259,323 3,096,089
11,464,824
Financials (5.1%):
ICICI Bank Ltd., ADR ................................................... 482,133 12,733,133
LIC Housing Finance Ltd. ................................................. 468,511 3,444,952
Manappuram Finance Ltd. ................................................ 2,196,120 4,573,242
20,751,327
Health Care (1.0%):
Dr Reddy's Laboratories Ltd. ............................................... 53,719 3,970,289
Industrials (1.2%):
Larsen & Toubro Ltd. .................................................... 110,479 4,997,186
Information Technology (1.2%):
Cyient Ltd. ........................................................... 51,435 1,233,444

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
HCL Technologies Ltd. ................................................... 191,736 $ 3,565,074
4,798,518
Materials (2.0%):
JK Paper Ltd. .......................................................... 77,380 299,449
Tata Steel Ltd. ......................................................... 2,282,098 4,279,533
UltraTech Cement Ltd. ................................................... 32,494 3,805,373
8,384,355
Utilities (1.2%):
Power Grid Corp. of India Ltd. ............................................. 1,521,224 5,049,878
59,416,377
Indonesia (1.7%):
Financials (1.7%):
PT Bank Mandiri Persero Tbk .............................................. 15,309,100 6,967,731
Ireland (1.8%):
Consumer Discretionary (1.8%):
PDD Holdings, Inc., ADR(b) ............................................... 62,965 7,319,681
Jordan (0.3%):
Health Care (0.3%):
Hikma Pharmaceuticals PLC ............................................... 53,042 1,282,878
Luxembourg (0.7%):
Materials (0.7%):
Ternium SA, ADR ...................................................... 70,144 2,919,393
Mexico (3.8%):
Consumer Staples (1.6%):
Fomento Economico Mexicano SAB de CV, ADR ............................... 25,228 3,286,451
Gruma SAB de CV, Class B ............................................... 89,381 1,671,601
Kimberly-Clark de Mexico SAB de CV, Class A ................................. 692,462 1,612,071
6,570,123
Financials (1.7%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 461,775 4,905,198
Qualitas Controladora SAB de CV ........................................... 169,776 1,977,319
6,882,517
Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 508,393 1,990,853
15,443,493
Panama (0.6%):
Industrials (0.6%):
Copa Holdings SA, Class A ................................................ 25,024 2,606,500
Poland (1.1%):
Consumer Discretionary (0.5%):
LPP SA .............................................................. 561 2,148,459
Financials (0.6%):
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 156,804 2,327,951
4,476,410
Russian Federation (0.0%):(a)
Energy (0.0%):(a)
Gazprom PJSC(b)(c)(d) .................................................. 1,511,910 39,187
Rosneft Oil Co. PJSC, GDR(b)(c)(d) ......................................... 677,591 31,752
70,939

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Financials (0.0%):
Sberbank of Russia PJSC, ADR(b)(c)(d) ...................................... 446,943 $ —
70,939
Saudi Arabia (3.1%):
Communication Services (1.1%):
Saudi Telecom Co. ...................................................... 419,925 4,433,141
Financials (1.4%):
Alinma Bank .......................................................... 235,314 2,749,395
Saudi Awwal Bank ...................................................... 260,474 2,882,904
5,632,299
Information Technology (0.6%):
Arabian Internet & Communications Services Co. ................................ 27,213 2,743,586
12,809,026
South Africa (1.2%):
Consumer Discretionary (0.3%):
The Foschini Group Ltd. .................................................. 236,231 1,244,169
Financials (0.9%):
Nedbank Group Ltd.(e) ................................................... 320,867 3,872,251
5,116,420
South Korea (15.5%):
Consumer Discretionary (0.9%):
Kia Corp. ............................................................ 45,755 3,803,086
Energy (0.6%):
S-Oil Corp. ........................................................... 40,167 2,326,658
Financials (3.0%):
DB Insurance Co. Ltd. ................................................... 55,386 3,962,267
KakaoBank Corp. ....................................................... 196,507 4,104,648
KIWOOM Securities Co. Ltd. .............................................. 13,928 1,276,079
Samsung Securities Co. Ltd. ............................................... 101,753 3,077,234
12,420,228
Health Care (0.3%):
Classys, Inc. .......................................................... 38,487 1,015,959
Industrials (3.7%):
Doosan Bobcat, Inc. ..................................................... 42,306 1,697,594
Hanwha Aerospace Co. Ltd. ............................................... 21,876 3,374,735
HD Hyundai Electric Co. Ltd. .............................................. 20,778 2,764,769
Hyundai Rotem Co. Ltd. .................................................. 91,821 2,347,744
Samsung C&T Corp. .................................................... 24,077 2,863,538
Samsung Engineering Co. Ltd.(b) ........................................... 112,831 2,113,705
15,162,085
Information Technology (6.0%):
HAESUNG DS Co. Ltd. .................................................. 33,212 1,258,484
Innox Advanced Materials Co. Ltd. .......................................... 51,704 1,127,246
Samsung Electronics Co. Ltd. .............................................. 372,343 22,379,382
24,765,112
Materials (1.0%):
LG Chem Ltd. ......................................................... 12,608 4,127,126
63,620,254
Taiwan (15.9%):
Consumer Discretionary (0.9%):
Makalot Industrial Co. Ltd. ................................................ 180,000 2,056,014

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Poya International Co. Ltd. ................................................ 112,090 $ 1,743,556
3,799,570
Health Care (0.5%):
Bora Pharmaceuticals Co. Ltd. ............................................. 90,000 1,817,670
Industrials (1.3%):
Fortune Electric Co. Ltd. ................................................. 126,000 2,637,800
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 628,000 2,582,122
5,219,922
Information Technology (13.2%):
Compeq Manufacturing Co. Ltd. ............................................ 859,000 2,098,837
Elite Material Co. Ltd. ................................................... 139,000 1,751,698
Gold Circuit Electronics Ltd. ............................................... 282,100 2,156,820
King Yuan Electronics Co. Ltd. ............................................. 614,000 2,035,040
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,641,998 39,342,817
Unimicron Technology Corp. .............................................. 453,000 2,693,633
United Microelectronics Corp. ............................................. 1,288,000 2,092,126
Wiwynn Corp. ......................................................... 33,000 2,260,107
54,431,078
65,268,240
Thailand (1.5%):
Energy (0.8%):
PTT Exploration & Production PCL-NVDR .................................... 804,500 3,299,259
Health Care (0.7%):
Bangkok Dusit Medical Services PCL-NVDR .................................. 3,436,900 2,664,379
5,963,638
Turkey (1.2%):
Consumer Discretionary (0.2%):
Teknosa Ic Ve Dis Ticaret AS(b) ............................................ 619,313 759,974
Financials (0.6%):
Yapi ve Kredi Bankasi AS ................................................. 3,067,235 2,608,640
Industrials (0.4%):
Pegasus Hava Tasimaciligi AS(b) ........................................... 65,000 1,640,531
5,009,145
United Arab Emirates (1.8%):
Financials (0.8%):
Emirates NBD Bank PJSC ................................................ 696,160 3,280,453
Real Estate (1.0%):
Emaar Properties PJSC ................................................... 1,919,808 4,260,763
7,541,216
United States (0.8%):
Consumer Discretionary (0.8%):
Samsonite International SA(b)(f) ............................................ 919,500 3,483,956
Total Common Stocks (Cost $345,411,816) 406,025,802
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(g) ........ 703,185 703,185
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(g) ............ 703,185 703,185
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(g) ............... 703,185 703,185

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 5,922,464
Rosneft Oil Co. PJSC, GDR ....................................
3/6/2020
4,383,338
Sberbank of Russia PJSC, ADR ..................................
11/11/2020
6,053,328
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(g) . 703,185 $ 703,185
Total Collateral for Securities Loaned (Cost $2,812,740) 2,812,740
Total Investments (Cost $348,224,556) — 99.4% 408,838,542
Other assets in excess of liabilities — 0.6% 2,276,003
NET ASSETS - 100.00% $ 411,114,545
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2024.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2024.
(e) All or a portion of this security is on loan.
(f) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$3,483,956 and amounted to 0.8% of net assets.
(g) Rate disclosed is the daily yield on March 31, 2024.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Security Description Principal Amount Value
Asset-Backed Securities (22.7%)
ABS Auto (16.3%):
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable
6/18/25 @ 100 ..................................................... $ 1,815,000 $ 1,750,497
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class B, 6.66%, 2/20/30(a) .. 750,000 781,182
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26, Callable 12/15/24 @ 100 434,000 419,027
Chesapeake Funding II LLC ...............................................
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 7/15/26 @ 100(a) ............ 222,698 224,073
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 7/15/26 @ 100(a) ............. 382,000 386,269
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 7/15/25 @ 100 500,000 478,294
DT Auto Owner Trust, Series 2020-1A, Class E, 3.48%, 2/16/27, Callable 8/15/24 @ 100(a) . 500,000 494,588
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 8/15/28 @
100(a) ........................................................... 250,000 255,047
Enterprise Fleet Financing LLC .............................................
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 8/20/27 @ 100(a) .............. 500,000 518,704
Series 2024-1, Class A2, 5.23%, 3/20/30, Callable 9/20/27 @ 100(a) .............. 400,000 399,278
Ford Credit Auto Lease Trust ..............................................
Series 2023-B, Class B, 6.20%, 2/15/27, Callable 3/15/26 @ 100 ................. 250,000 252,758
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 3/15/26 @ 100 ................. 393,000 400,117
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A3, 5.39%, 12/15/27,
Callable 9/15/26 @ 100(a) ............................................ 1,460,000 1,453,166
GLS Auto Select Receivables Trust, Series 2023-2A, Class C, 7.31%, 1/15/30, Callable 8/15/28
@ 100(a) ......................................................... 500,000 525,907
GM Financial Automobile Leasing Trust, Series 2022-1, Class C, 2.64%, 2/20/26, Callable
7/20/24 @ 100 ..................................................... 750,000 742,477
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%,
1/19/27, Callable 5/16/25 @ 100 ........................................ 886,000 839,818
Hertz Vehicle Financing III LLC, Series 2023-3A, Class B, 6.53%, 2/25/28(a) ........... 750,000 762,751
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 10/25/25 @
100(a) ........................................................... 118,104 116,009
LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 10/15/27 @
100(a) ........................................................... 350,000 357,289
Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 5/20/36(a) ............. 500,000 506,233
OCCU Auto Receivables Trust, Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 3/15/28 @
100(a) ........................................................... 462,500 472,656
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class D, 7.08%, 6/15/33, Callable
7/15/27 @ 100(a) ................................................... 304,113 304,878
Santander Drive Auto Receivables Trust .......................................
Series 2021-3, Class C, 0.95%, 9/15/27, Callable 8/15/25 @ 100 ................. 142,753 142,196
Series 2022-2, Class B, 3.44%, 9/15/27, Callable 3/15/26 @ 100 ................. 750,000 738,439
Series 2023-1, Class B, 4.98%, 2/15/28, Callable 5/15/26 @ 100 ................. 550,000 546,249
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 11/15/27 @ 100(a) ............ 225,000 226,825
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 250,000 253,365
Tesla Auto Lease Trust, Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 12/20/25 @ 100(a) 223,000 225,926
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 396,414 398,703
Westlake Automobile Receivables Trust .......................................
Series 2020-3A, Class E, 3.34%, 6/15/26, Callable 8/15/24 @ 100(a) .............. 500,000 494,333
Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 3/15/25 @ 100(a) .............. 230,729 229,858
Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 7/15/25 @ 100(a) .............. 820,450 809,733
Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 11/15/25 @ 100(a) ............. 1,000,000 981,734
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 8/15/26 @ 100(a) .............. 750,000 746,469
Series 2023-2A, Class B, 6.14%, 3/15/28, Callable 9/15/26 @ 100(a) .............. 1,500,000 1,508,013
19,742,861
ABS Card (0.4%):
Trillium Credit Card Trust II, Series 2023-3A, Class B, 6.26%, 8/26/28(a) .............. 500,000 501,677
ABS Other (6.0%):
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31,
Callable 4/20/28 @ 100(a) ............................................ 400,000 399,858
Auxilior Term Funding LLC, Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @
100(a) ........................................................... 206,000 209,563
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/28 @ 100(a) ..... 490,000 485,341

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
CCG Receivables Trust ...................................................
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 6/14/25 @ 100(a) ............... $ 500,000 $ 475,922
Series 2023-2, Class C, 6.45%, 4/14/32, Callable 11/14/27 @ 100(a) .............. 500,000 514,646
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 214,422 216,892
Daimler Trucks Retail Trust, Series 2023-1, Class A3, 5.90%, 3/15/27, Callable 11/15/26 @
100 ............................................................. 600,000 604,765
Dell Equipment Finance Trust, Series 2023-3, Class B, 6.05%, 4/23/29, Callable 6/22/26 @
100(a) ........................................................... 250,000 252,969
Dext ABS LLC, Series 2023-2, Class B, 6.41%, 5/15/34, Callable 2/15/28 @ 100(a) ....... 250,000 253,845
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class A2, 6.51%, 5/20/30(a) ............................... 500,000 504,266
Series 2023-1A, Class A3, 6.46%, 9/20/32, Callable 8/20/30 @ 100(a) ............. 250,000 259,227
HPEFS Equipment Trust ..................................................
Series 2023-2A, Class C, 6.48%, 1/21/31, Callable 10/20/26 @ 100(a) ............. 750,000 759,921
Series 2024-1A, Class C, 5.33%, 5/20/31, Callable 6/20/27 @ 100(a) .............. 500,000 497,691
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 7/14/31, Callable 3/13/31
@ 100(a) ......................................................... 250,000 249,139
Post Road Equipment Finance LLC, Series 2024-1A, Class C, 5.81%, 10/15/30, Callable
2/15/27 @ 100(a) ................................................... 424,000 421,102
SCF Equipment Leasing LLC ..............................................
Series 2019-2A, Class C, 3.11%, 6/21/27, Callable 8/20/24 @ 100(a) .............. 263,973 262,202
Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 250,000 262,250
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44, Callable 4/15/24
@ 100(a) ......................................................... 455,868 451,648
Verizon Master Trust, Series 2024-2, Class A, 4.83%, 12/22/31, Callable 12/20/28 @ 100(a) . 250,000 250,239
7,331,486
Total Asset-Backed Securities (Cost $27,460,792) 27,576,024
Collateralized Mortgage Obligations (24.4%)
Agency CMO Other (3.4%):
Federal Home Loan Mortgage Corporation, Series 5270, Class AB, 5.50%, 1/25/49 ........ 469,692 469,615
Federal National Mortgage Association .......................................
Series 2011-21, Class PA, 4.50%, 5/25/40 ................................. 786,115 774,485
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 675,184 672,970
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 725,605 726,060
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 482,073 483,937
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 494,051 488,947
Series 2023-168, Class GB, 6.00%, 2/20/50 ................................ 489,311 490,100
4,106,114
Commercial MBS (21.0%):
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class A4, 3.71%, 9/15/48,
Callable 9/15/25 @ 100 .............................................. 1,000,000 968,770
Bank, Series 2017-BNK9, Class A3, 3.28%, 11/15/54, Callable 12/15/29 @ 100 .......... 819,619 778,607
CFCRE Commercial Mortgage Trust .........................................
Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable 1/10/26 @ 100 ............... 494,860 479,125
Series 2016-C3, Class A3, 3.87%, 1/10/48, Callable 1/10/26 @ 100 ............... 925,000 891,085
Series 2016-C4, Class A4, 3.28%, 5/10/58, Callable 5/10/26 @ 100 ............... 489,000 467,528
Citigroup Commercial Mortgage Trust ........................................
Series 2015-GC29, Class A4, 3.19%, 4/10/48, Callable 4/10/25 @ 100 ............. 500,000 485,232
Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 5/10/26 @ 100 ............. 1,502,000 1,451,215
Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 5/15/26 @ 100 ............... 500,000 486,245
Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100 ............... 1,226,000 1,151,327
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @
100 ............................................................. 1,219,000 1,186,821
CSAIL Commercial Mortgage Trust .........................................
Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable 5/15/25 @ 100 ............... 667,000 649,392
Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable 8/15/25 @ 100 ............... 1,280,899 1,244,206
Series 2015-C4, Class A4, 3.81%, 11/15/48, Callable 11/15/25 @ 100 ............. 832,000 808,078
Series 2016-C6, Class A5, 3.09%, 1/15/49, Callable 5/15/26 @ 100 ............... 696,000 661,343

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
DBJPM Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 5/10/49, Callable 4/10/26 @ 100 . $ 500,000 $ 477,390
GS Mortgage Securities Trust ..............................................
Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100 ............. 1,250,000 1,214,328
Series 2015-GC32, Class A4, 3.76%, 7/10/48, Callable 7/10/25 @ 100 ............. 1,098,000 1,069,773
Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @ 100 .............. 1,000,000 952,487
JPMBB Commercial Mortgage Securities Trust .................................
Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 4/15/25 @ 100 ............. 1,191,000 1,160,875
Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100 .............. 435,551 422,711
Series 2015-C33, Class A4, 3.77%, 12/15/48, Callable 11/15/25 @ 100 ............ 1,250,000 1,213,840
Series 2016-C1, Class A5, 3.58%, 3/17/49, Callable 2/15/26 @ 100 ............... 1,000,000 962,583
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%,
5/15/49, Callable 5/15/26 @ 100 ........................................ 1,250,000 1,196,196
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 5/15/25 @ 100 .............. 942,000 917,173
Series 2015-C29, Class A4, 3.64%, 6/15/48, Callable 6/15/25 @ 100 .............. 1,097,000 1,067,434
Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable 8/15/25 @ 100 .............. 498,000 483,492
Series 2015-C31, Class A4, 3.70%, 11/15/48, Callable 11/15/25 @ 100 ............ 1,250,000 1,210,990
Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 12/15/25 @ 100 ............. 532,000 515,299
Series 2016-NXS6, Class A4, 2.92%, 11/15/49, Callable 10/15/26 @ 100 ........... 1,000,000 943,953
25,517,498
Private CMO Other (0.0%):(b)
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 1/25/20 ............... 14,274 12,798
Total Collateralized Mortgage Obligations (Cost $30,177,136) 29,636,410
Corporate Bonds (27.0%)
Communication Services (0.5%):
TEGNA, Inc., 4.63%, 3/15/28, Callable 5/6/24 @ 101.16 .......................... 250,000 229,878
Verizon Communications, Inc., 3.38%, 2/15/25 .................................. 354,000 347,589
577,467
Consumer Discretionary (0.8%):
General Motors Financial Co., Inc., 5.40%, 4/6/26 ............................... 434,000 434,359
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(a) ............................ 500,000 513,075
947,434
Consumer Staples (1.2%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28,
Callable 5/6/24 @ 102.94(a) ........................................... 250,000 247,394
Tyson Foods, Inc., 3.95%, 8/15/24, Callable 5/15/24 @ 100 ......................... 1,170,000 1,162,106
1,409,500
Energy (0.4%):
Energy Transfer LP, 5.63%, 5/1/27, Callable 4/22/24 @ 101.88(a) .................... 500,000 498,559
Financials (14.8%):
Ameriprise Financial, Inc., 5.70%, 12/15/28, Callable 11/15/28 @ 100 ................. 350,000 360,968
Athene Global Funding, 5.52%, 3/25/27(a) ..................................... 250,000 250,129
Aviation Capital Group LLC, 6.75%, 10/25/28, Callable 9/25/28 @ 100(a) .............. 500,000 521,666
Bank of America Corp.
4.20%, 8/26/24, MTN ................................................ 519,000 515,695
6.41% (SOFR+105bps), 2/4/28, Callable 2/4/27 @ 100(c) ...................... 1,016,000 1,019,706
Capital One Financial Corp., 2.64% (SOFR+129bps), 3/3/26, Callable 3/3/25 @ 100(c) ..... 814,000 791,086
Citigroup, Inc., 3.11% (SOFR+284bps), 4/8/26, Callable 4/8/25 @ 100(c) .............. 1,272,000 1,240,106
Citizens Bank NA, 6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(c) ........ 600,000 597,746
Corebridge Global Funding, 5.90%, 9/19/28(a) .................................. 500,000 512,805
Enact Holdings, Inc., 6.50%, 8/15/25, Callable 2/15/25 @ 100(a) ..................... 650,000 649,834
Ford Motor Credit Co. LLC, 3.82%, 11/2/27, Callable 8/2/27 @ 100 .................. 500,000 468,494
GA Global Funding Trust, 5.50%, 1/8/29(a) .................................... 400,000 401,484
JPMorgan Chase & Co., 6.54% (SOFR+118bps), 2/24/28, Callable 2/24/27 @ 100(c) ...... 1,350,000 1,364,042
KeyCorp., 3.88% (SOFRINDX+125bps), 5/23/25, Callable 5/23/24 @ 100, MTN(c) ....... 350,000 348,432
Metropolitan Life Global Funding I, 5.40%, 9/12/28(a) ............................ 500,000 506,925
New York Life Global Funding, 5.45%, 9/18/26(a) ............................... 500,000 504,174

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 3/30/29, Callable 2/28/29 @ 100(a) $ 400,000 $ 400,179
Protective Life Global Funding, 5.47%, 12/8/28(a) ............................... 400,000 407,256
RGA Global Funding, 6.00%, 11/21/28(a)(d) ................................... 400,000 412,585
Santander Holdings USA, Inc., 4.26% (SOFRINDX+138bps), 6/9/25, Callable 6/9/24 @
100(c) ........................................................... 500,000 496,930
State Street Corp., 5.75% (SOFR+135bps), 11/4/26, Callable 11/4/25 @ 100(c) ........... 1,407,000 1,416,153
The Bank of New York Mellon Corp., 4.41% (SOFR+135bps), 7/24/26, Callable 7/24/25 @
100(c) ........................................................... 683,000 674,735
The Goldman Sachs Group, Inc., 7.22% (SOFR+185bps), 3/15/28, Callable 3/15/27 @ 100(c) 500,000 511,199
The Huntington National Bank, 5.70% (SOFR+122bps), 11/18/25, Callable 11/18/24 @ 100(c) 500,000 496,408
The PNC Financial Services Group, Inc., 5.35% (SOFR+162bps), 12/2/28, Callable 12/2/27 @
100(c) ........................................................... 500,000 502,141
Truist Bank, 3.80%, 10/30/26, Callable 9/30/26 @ 100 ............................ 500,000 480,094
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 500,000 521,200
US Bancorp, 4.55% (SOFR+166bps), 7/22/28, Callable 7/22/27 @ 100(c) .............. 500,000 490,061
Wells Fargo & Co.
0.81% (SOFR+51bps), 5/19/25, Callable 5/19/24 @ 100, MTN(c) ................ 585,000 580,594
2.41% (TSFR3M+109bps), 10/30/25, Callable 10/30/24 @ 100, MTN(c) ........... 577,000 566,051
18,008,878
Health Care (2.6%):
Amgen, Inc., 5.51%, 3/2/26, Callable 4/15/24 @ 100 ............................. 755,000 754,663
Centene Corp., 4.25%, 12/15/27, Callable 4/22/24 @ 101.42 ........................ 621,000 592,187
Humana, Inc., 5.70%, 3/13/26, Callable 4/15/24 @ 100 ............................ 932,000 931,138
Universal Health Services, Inc., 1.65%, 9/1/26, Callable 8/1/26 @ 100 ................. 937,000 853,960
3,131,948
Industrials (1.3%):
American Airlines Pass Through Trust, 3.60%, 9/22/27 ............................ 745,212 701,501
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100 ............................ 522,000 517,572
United Airlines Pass Through Trust, 3.45%, 12/1/27 .............................. 333,973 311,862
1,530,935
Information Technology (2.0%):
Arrow Electronics, Inc., 6.13%, 3/1/26, Callable 4/11/24 @ 100 ...................... 1,167,000 1,165,716
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 ............... 1,173,000 1,163,182
KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100 .............................. 144,000 143,263
2,472,161
Real Estate (2.3%):
Equinix, Inc., 1.25%, 7/15/25, Callable 6/15/25 @ 100 ............................ 700,000 662,503
GLP Capital LP/GLP Financing II, Inc., 5.38%, 4/15/26, Callable 1/15/26 @ 100 ......... 500,000 495,882
Regency Centers LP, 3.90%, 11/1/25, Callable 8/1/25 @ 100 ........................ 1,194,000 1,157,592
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28, Callable 9/15/28 @ 100 ... 500,000 518,012
2,833,989
Utilities (1.1%):
Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100 ............................ 591,000 580,178
Pinnacle West Capital Corp., 1.30%, 6/15/25, Callable 5/15/25 @ 100 ................. 800,000 758,857
1,339,035
Total Corporate Bonds (Cost $32,805,964) 32,749,906
Yankee Dollars (12.4%)
Energy (1.6%):
Canadian Natural Resources Ltd., 3.80%, 4/15/24 ................................ 1,180,000 1,179,035
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 5/6/24 @ 101.41(a) .......... 250,000 247,501
Var Energi ASA, 7.50%, 1/15/28, Callable 12/15/27 @ 100(a) ....................... 500,000 530,245
1,956,781
Financials (7.0%):
ABN AMRO Bank NV, 6.34% (H15T1Y+165bps), 9/18/27, Callable 9/18/26 @ 100(a)(c) ... 720,000 732,354
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25
@ 100 ........................................................... 1,100,000 1,027,782

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Bank of Montreal, 5.72%, 9/25/28, Callable 8/25/28 @ 100 ......................... $ 500,000 $ 513,858
Barclays PLC, 6.49% (SOFR+222bps), 9/13/29, Callable 9/13/28 @ 100(c) ............. 750,000 779,606
BBVA Bancomer SA, 5.35% (H15T5Y+300bps), 11/12/29, Callable 11/12/24 @ 100(a)(c) .. 400,000 395,513
Canadian Imperial Bank of Commerce, 5.93%, 10/2/26 ............................ 500,000 509,567
Danske Bank A/S, 6.26% (H15T1Y+118bps), 9/22/26, Callable 9/22/25 @ 100(a)(c) ....... 750,000 757,575
Nationwide Building Society, 6.56% (SOFR+191bps), 10/18/27, Callable 10/18/26 @ 100(a)
(c) ............................................................. 500,000 512,794
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN .............................. 500,000 490,289
Societe Generale SA, 5.52% (H15T1Y+150bps), 1/19/28, Callable 1/19/27 @ 100(a)(c) .... 500,000 496,901
Svenska Handelsbanken AB, 5.50%, 6/15/28(a) ................................. 750,000 757,529
Swedbank AB, 6.14%, 9/12/26(a) ........................................... 500,000 507,011
UBS Group AG, 4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .......................... 1,000,000 964,673
8,445,452
Industrials (0.4%):
Element Fleet Management Corp., 6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ........... 500,000 516,597
Information Technology (1.3%):
NXP BV/NXP Funding LLC, 5.35%, 3/1/26, Callable 1/1/26 @ 100 .................. 1,000,000 1,000,292
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 500,000 517,273
1,517,565
Materials (1.2%):
Anglo American Capital PLC, 3.63%, 9/11/24(a) ................................ 880,000 870,181
OCI NV, 4.63%, 10/15/25, Callable 5/6/24 @ 101.16(a) ........................... 590,000 578,012
1,448,193
Utilities (0.9%):
Algonquin Power Utilities Corp., 5.37%, 6/15/26 ................................ 500,000 497,362
Enel Generacion Chile SA, 4.25%, 4/15/24 .................................... 655,000 654,023
1,151,385
Total Yankee Dollars (Cost $14,919,722) 15,035,973
U.S. Government Agency Mortgages (2.2%)
Federal Home Loan Mortgage Corporation
7.00%, 9/1/38 ..................................................... 1,884 2,046
5.50%, 10/1/38 .................................................... 440,874 443,799
5.00%, 8/1/40 ..................................................... 328,392 329,603
775,448
Federal National Mortgage Association
6.00%, 2/1/37 ..................................................... 522,144 540,547
5.00%, 2/1/41 - 10/1/41 .............................................. 1,322,781 1,326,402
1,866,949
Total U.S. Government Agency Mortgages (Cost $2,822,325) 2,642,397
U.S. Treasury Obligations (6.9%)
U.S. Treasury Notes
3.50%, 9/15/25 .................................................... 2,100,000 2,060,871
0.75%, 5/31/26 .................................................... 500,000 460,664
4.50%, 7/15/26 .................................................... 1,000,000 998,672
4.63%, 10/15/26 .................................................... 1,000,000 1,002,891
1.50%, 1/31/27 .................................................... 500,000 461,250
2.75%, 4/30/27 .................................................... 500,000 476,406
3.88%, 11/30/27 .................................................... 1,000,000 984,063
4.00%, 6/30/28 .................................................... 750,000 741,738
1.25%, 9/30/28 .................................................... 700,000 614,578
2.75%, 5/31/29 .................................................... 700,000 652,203
Total U.S. Treasury Obligations (Cost $8,469,503) 8,453,336

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Commercial Paper (3.9%)
Energy (3.9%):
Brookfield Corp. Treasury Ltd., 22.70%, 4/1/24(e) ............................... $ 500,000 $ 499,685
Crown Castle, Inc., 14.31%, 4/2/24(a)(e) ...................................... 500,000 499,603
Enbridge Gas Distribution, 13.83%, 4/2/24(e) ................................... 600,000 599,540
Eversource Energy, 8.70%, 4/5/24(e) ......................................... 1,000,000 998,793
Guadalupe Valley Electric Cooperative, Inc.
8.40%, 4/9/24(e) ................................................... 250,000 249,476
7.35%, 4/17/24(e) .................................................. 500,000 498,271
7.29%, 4/18/24(e) .................................................. 250,000 249,092
Targa Resources Corp., 5.80%, 4/1/24(a)(e) .................................... 1,200,000 1,199,238
4,793,698
Total Commercial Paper (Cost $4,796,810) 4,793,698
Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(f) ........ 106,425 106,425
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(f) ............ 106,425 106,425
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(f) ................ 106,425 106,425
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(f) . 106,425 106,425
Total Collateral for Securities Loaned (Cost $425,700) 425,700
Total Investments (Cost $121,877,952) — 99.9% 121,313,444
Other assets in excess of liabilities — 0.1% 140,729
NET ASSETS - 100.00% $ 121,454,173
At March 31, 2024, the Fund's investments in foreign securities were 12.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$37,091,652 and amounted to 30.5% of net assets.
(b) Amount represents less than 0.05% of net assets.
(c) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2024.
(d) All or a portion of this security is on loan.
(e) Rate represents the effective yield at March 31, 2024.
(f) Rate disclosed is the daily yield on March 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of March 31, 2024.

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory High Yield Fund

(Unaudited)
Security Description Shares Value
Common Stocks (0.4%)
Consumer Discretionary (0.3%):
Men's Wearhouse, Inc. (a) ................................................. 31,563 $ 552,352
Health Care (0.1%):
Air Methods Corp. (a) .................................................... 11,817 265,883
Covis Parent SCA, Class A Shares (a) (b) ....................................... 1,622 —
Covis Parent SCA, Class B Shares (a) (b) ....................................... 1,622 —
Covis Parent SCA, Class C Shares (a) (b) ....................................... 1,622 —
Covis Parent SCA, Class D Shares (a) (b) ...................................... 1,622 —
Covis Parent SCA, Class E Shares (a) (b) ....................................... 1,622 —
265,883
Total Common Stocks (Cost $265,789) 818,235
Principal Amount
Senior Secured Loans (12.9%)
Communication Services (0.4%):
Cengage Learning, Inc., Term B Loans, First Lien , 9 .58% ( SOFR01M + 425 bps ) , 3/18/31 (c) .. $ 750,000 748,357
Consumer Discretionary (2.1%):
Bally's Corp., Term B Facility Loans, First Lien , 10/2/28 (d) ......................... 1,750,000 1,641,168
Carnival Corp., Initial Advance, First Lien , 8 .32% ( SOFR01M + 300 bps ) , 8/9/27 (c) ........ 645,125 645,531
Jo-Ann Stores LLC, Term B-1 Loan, First Lien , 10 .07% ( SOFR03M + 475 bps ) , 6/30/28 (c) ... 796,804 4,980
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien , 8 .56% ( SOFR03M + 325 bps ) ,
3/6/28 (c) ......................................................... 699,297 645,626
The Michaels Cos., Inc., Term B Loans, First Lien , 9 .56% ( SOFR03M + 425 bps ) , 4/15/28 (c) .. 925,440 828,269
WestJet Airlines Ltd., Initial Term Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 12/11/26 (c) 187,592 187,387
3,952,961
Energy (0.9%):
Traverse Midstream Partners LLC, Advance, First Lien , 8 .82% ( SOFR03M + 350 bps ) ,
9/27/24 (c) ........................................................ 1,703,690 1,705,292
Financials (4.5%):
Covis Pharma Holdings S.a.r.l, Dollar Term B Loans, First Lien , 11 .85% ( SOFR03M + 650 bps ) ,
2/18/27 (c) ........................................................ 1,996,016 746,011
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) ,
1/27/29 (c) ........................................................ 1,355,484 1,358,032
Fleet Midco I Limited, Term Loan B, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 2/3/31 (c) .... 1,000,000 1,000,000
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien , 8 .82% ( SOFR03M + 350 bps ) ,
2/26/29 (c) ........................................................ 900,000 888,048
Knight Health Holdings LLC, Term B Loans, First Lien , 10 .58% ( SOFR01M + 525 bps ) ,
12/23/28 (c) ....................................................... 3,910,000 1,668,280
Men's Wearhouse, Inc.Term Loans, First Lien , 11 .82% ( SOFR03M + 650 bps ) , 2/21/29 (c) .... 900,000 891,000
WestJet Loyalty LP, Initial Term Loan, First Lien , 9 .07% ( SOFR01M + 375 bps ) , 2/1/31 (c) ... 1,750,000 1,748,547
8,299,918
Health Care (3.9%):
Air Methods Corp. , 14 .31% ( SOFR03M + 900 bps ) , 12/28/28 (c) ...................... 378,540 383,272
Amneal Pharmaceuticals LLC, Term Loan, First Lien , 10 .83% ( SOFR01M + 550 bps ) ,
3/23/25 (c) ........................................................ 1,739,063 1,734,176
Global Medical Response, Inc., 2020 Term Loan, First Lien , 9 .58% ( SOFR03M + 425 bps ) ,
10/2/25 (c) ........................................................ 1,745,490 1,624,405
LifeScan Global Corporation, Term Loan, First Lien , 11 .88% ( SOFR06M + 650 bps ) ,
12/31/26 (c) ....................................................... 2,212,876 1,327,726
Radiology Partners, Inc., Term B, First Lien , 8 .83% ( SOFR03M + 350 bps ) , 7/9/25 (c) ....... 1,343,736 1,295,267
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien , 10 .56%
( SOFR03M + 525 bps ) , 2/2/27 (c) ......................................... 994,317 878,727
7,243,573
Industrials (1.1%):
Air Canada, Term Loans, First Lien , 7 .83% ( SOFR03M + 250 bps ) , 3/21/31 (c) ............ 815,000 815,514

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Cotiviti Corporation, Term Loan, First Lien , 2/24/31 (d) ............................ $ 1,125,000 $ 1,126,406
1,941,920
Total Senior Secured Loans (Cost $28,791,231) 23,892,021
Corporate Bonds (63.8%)
Communication Services (10.5%):
AMC Networks, Inc. , 10 .25% , 1/15/29 , Callable 1/15/26 @ 105.13 (e) ................. 875,000 881,352
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. , 8 .00% , 6/15/29 , Callable
6/15/25 @ 104 (e) ................................................... 1,750,000 1,812,701
Clear Channel Outdoor Holdings, Inc. , 7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (e) ....... 1,800,000 1,789,152
CSC Holdings LLC
11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (e) ............................. 900,000 900,243
6 .50% , 2/1/29 , Callable 4/15/24 @ 103.25 (e) ............................... 2,800,000 2,380,000
Cumulus Media New Holdings, Inc. , 6 .75% , 7/1/26 , Callable 5/6/24 @ 101.69 (e) ......... 2,135,000 1,253,277
Frontier Communications Holdings LLC , 5 .88% , 10/15/27 , Callable 5/6/24 @ 102.94 (e) .... 1,750,000 1,693,856
Gray Television, Inc.
7 .00% , 5/15/27 , Callable 4/15/24 @ 103.5 (e) (f) ............................. 1,000,000 931,046
5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (e) ............................ 1,950,000 1,280,018
Outfront Media Capital LLC/Outfront Media Capital Corp. , 4 .25% , 1/15/29 , Callable 5/6/24 @
102.13 (e) ......................................................... 1,000,000 906,151
Scripps Escrow II, Inc. , 5 .38% , 1/15/31 , Callable 1/15/26 @ 102.69 (e) ................. 2,600,000 1,596,501
Sinclair Television Group, Inc. , 5 .50% , 3/1/30 , Callable 12/1/24 @ 102.75 (e) (f) .......... 3,500,000 2,521,747
Univision Communications, Inc. , 7 .38% , 6/30/30 , Callable 6/30/25 @ 103.69 (e) .......... 1,500,000 1,484,268
19,430,312
Consumer Discretionary (16.9%):
Academy Ltd. , 6 .00% , 11/15/27 , Callable 4/15/24 @ 103 (e) ........................ 1,800,000 1,773,375
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. , 5 .38% , 3/1/29 , Callable 5/6/24 @
102.69 (e) (f) ....................................................... 2,625,000 2,447,264
Beazer Homes USA, Inc. , 5 .88% , 10/15/27 , Callable 4/22/24 @ 101.96 ................ 900,000 888,621
Caesars Entertainment, Inc.
8 .13% , 7/1/27 , Callable 4/15/24 @ 104.06 (e) ............................... 2,105,000 2,155,757
6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (e) .............................. 500,000 504,903
Carnival Holdings Bermuda Ltd. , 10 .38% , 5/1/28 , Callable 5/1/25 @ 105.19 (e) .......... 2,470,000 2,695,055
Cinemark USA, Inc. , 5 .25% , 7/15/28 , Callable 7/15/24 @ 102.63 (e) (f) ................. 725,000 686,459
Hanesbrands, Inc.
4 .88% , 5/15/26 , Callable 2/15/26 @ 100 (e) ................................ 1,000,000 974,564
9 .00% , 2/15/31 , Callable 2/15/26 @ 104.5 (e) (f) ............................. 1,000,000 1,027,177
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc , 6 .63% ,
1/15/32 , Callable 1/15/27 @ 103.31 (e) .................................... 1,100,000 1,103,259
LBM Acquisition LLC , 6 .25% , 1/15/29 , Callable 5/6/24 @ 103.13 (e) .................. 1,750,000 1,641,102
Life Time, Inc. , 8 .00% , 4/15/26 , Callable 5/6/24 @ 102 (e) .......................... 500,000 505,844
Light & Wonder International, Inc. , 7 .00% , 5/15/28 , Callable 4/22/24 @ 103.5 (e) ......... 2,625,000 2,647,084
PetSmart, Inc./PetSmart Finance Corp. , 7 .75% , 2/15/29 , Callable 5/6/24 @ 103.88 (e) ...... 1,600,000 1,558,081
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. , 5 .88% , 9/1/31 , Callable
9/1/26 @ 102.98 (e) ................................................. 1,425,000 1,044,309
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable
3/1/25 @ 103.31 (e) ................................................. 2,000,000 1,934,053
Station Casinos LLC , 4 .50% , 2/15/28 , Callable 5/6/24 @ 101.13 (e) ................... 1,500,000 1,413,094
The Goodyear Tire & Rubber Co. , 5 .25% , 7/15/31 , Callable 4/15/31 @ 100 (f) ........... 2,000,000 1,823,200
The Hertz Corp. , 5 .00% , 12/1/29 , Callable 12/1/24 @ 102.5 (e) (f) ..................... 1,875,000 1,449,860
The Michaels Cos., Inc. , 7 .88% , 5/1/29 , Callable 5/1/24 @ 103.94 (e) .................. 875,000 656,202
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. , 7 .13% , 2/15/31 , Callable 11/15/30 @
100 (e) ........................................................... 2,300,000 2,380,934
31,310,197
Consumer Staples (1.5%):
B&G Foods, Inc. , 5 .25% , 9/15/27 , Callable 5/6/24 @ 101.31 ........................ 1,000,000 935,074
Post Holdings, Inc. , 4 .50% , 9/15/31 , Callable 9/15/26 @ 102.25 (e) ................... 2,000,000 1,799,223
2,734,297

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Energy (11.3%):
Antero Midstream Partners LP/Antero Midstream Finance Corp. , 5 .38% , 6/15/29 , Callable
6/15/24 @ 102.69 (e) ................................................ $ 1,084,000 $ 1,042,685
Antero Resources Corp. , 7 .63% , 2/1/29 , Callable 5/6/24 @ 103.81 (e) .................. 1,500,000 1,541,773
Callon Petroleum Co. , 7 .50% , 6/15/30 , Callable 6/15/25 @ 103.75 (e) .................. 1,000,000 1,058,774
CITGO Petroleum Corp.
7 .00% , 6/15/25 , Callable 5/6/24 @ 101.75 (e) (f) ............................. 2,500,000 2,497,410
8 .38% , 1/15/29 , Callable 10/15/25 @ 104.19 (e) ............................. 1,500,000 1,571,717
Comstock Resources, Inc. , 6 .75% , 3/1/29 , Callable 4/22/24 @ 103.38 (e) ............... 4,251,000 4,053,824
Delek Logistics Partners LP/Delek Logistics Finance Corp. , 8 .63% , 3/15/29 , Callable 3/15/26
@ 104.31 (e) ...................................................... 1,000,000 1,021,276
New Fortress Energy, Inc.
6 .75% , 9/15/25 , Callable 4/25/24 @ 101.69 (e) .............................. 325,000 322,781
6 .50% , 9/30/26 , Callable 5/6/24 @ 101.63 (e) ............................... 1,000,000 963,102
8 .75% , 3/15/29 , Callable 3/15/26 @ 104.38 (e) .............................. 500,000 498,235
PBF Holding Co. LLC/PBF Finance Corp. , 6 .00% , 2/15/28 , Callable 5/6/24 @ 101.5 ...... 3,750,000 3,686,459
Permian Resources Operating LLC , 5 .88% , 7/1/29 , Callable 7/1/24 @ 102.94 (e) .......... 1,500,000 1,475,099
Talos Production, Inc.
9 .00% , 2/1/29 , Callable 2/1/26 @ 104.5 (e) ................................. 750,000 797,065
9 .38% , 2/1/31 , Callable 2/1/27 @ 104.69 (e) (f) .............................. 450,000 478,998
21,009,198
Financials (4.8%):
Arsenal AIC Parent LLC , 8 .00% , 10/1/30 , Callable 10/1/26 @ 104 (e) .................. 875,000 918,503
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (e) ............ 500,000 523,568
Compass Group Diversified Holdings LLC , 5 .25% , 4/15/29 , Callable 5/6/24 @ 102.63 (e) ... 1,300,000 1,234,775
McGraw-Hill Education, Inc. , 8 .00% , 8/1/29 , Callable 8/1/24 @ 104 (e) ................ 1,375,000 1,294,456
NESCO Holdings II, Inc. , 5 .50% , 4/15/29 , Callable 5/6/24 @ 102.75 (e) ................ 2,050,000 1,940,822
Stagwell Global LLC , 5 .63% , 8/15/29 , Callable 8/15/24 @ 102.81 (e) .................. 3,250,000 2,954,249
8,866,373
Health Care (4.8%):
CHS/Community Health Systems, Inc. , 6 .13% , 4/1/30 , Callable 4/1/25 @ 103.06 (e) ....... 2,550,000 1,836,059
LifePoint Health, Inc.
5 .38% , 1/15/29 , Callable 5/6/24 @ 102.69 (e) ............................... 1,200,000 986,169
11 .00% , 10/15/30 , Callable 10/15/26 @ 105.5 (e) ............................ 1,250,000 1,336,195
Organon & Co./Organon Foreign Debt Co.-Issuer BV , 5 .13% , 4/30/31 , Callable 4/30/26 @
102.56 (e) ......................................................... 1,000,000 885,613
Radiology Partners, Inc. , 9 .78% , 2/15/30 , Callable 5/6/24 @ 100 (e) (g) ................. 3,033,998 2,453,306
Team Health Holdings, Inc. , 6 .38% , 2/1/25 , Callable 4/22/24 @ 100 (e) ................ 1,600,000 1,475,875
8,973,217
Industrials (4.3%):
American Airlines, Inc.
7 .25% , 2/15/28 , Callable 2/15/25 @ 103.63 (e) (f) ............................ 875,000 888,100
8 .50% , 5/15/29 , Callable 11/15/25 @ 104.25 (e) ............................. 500,000 528,028
Chart Industries, Inc. , 7 .50% , 1/1/30 , Callable 1/1/26 @ 103.75 (e) .................... 875,000 908,804
ITT Holdings LLC , 6 .50% , 8/1/29 , Callable 8/1/24 @ 103.25 (e) ..................... 2,000,000 1,826,248
Madison IAQ LLC , 5 .88% , 6/30/29 , Callable 6/30/24 @ 102.94 (e) ................... 1,250,000 1,145,945
Rand Parent LLC , 8 .50% , 2/15/30 , Callable 2/15/26 @ 104.25 (e) (f) ................... 1,700,000 1,682,004
Wabash National Corp. , 4 .50% , 10/15/28 , Callable 10/15/24 @ 102.25 (e) ............... 750,000 687,695
WESCO Distribution, Inc. , 7 .25% , 6/15/28 , Callable 5/6/24 @ 103.63 (e) ............... 375,000 382,884
8,049,708
Information Technology (3.4%):
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 9/30/25 @ 103.25 (e) .............................. 2,250,000 2,136,583
9 .00% , 9/30/29 , Callable 9/30/25 @ 104.5 (e) ............................... 1,300,000 1,247,349
Neptune Bidco U.S., Inc. , 9 .29% , 4/15/29 , Callable 10/15/25 @ 104.65 (e) .............. 2,000,000 1,892,255
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (e) ............................ 1,000,000 1,019,005
6,295,192
Materials (5.0%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. , 5 .25% , 8/15/27 , Callable 5/6/24
@ 101.31 (e) (f) ..................................................... 1,075,000 678,937

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
ATI, Inc. , 5 .13% , 10/1/31 , Callable 10/1/26 @ 102.56 ............................. $ 3,000,000 $ 2,780,285
CVR Partners LP/CVR Nitrogen Finance Corp. , 6 .13% , 6/15/28 , Callable 6/15/24 @ 103.06 (e) 2,550,000 2,451,825
The Scotts Miracle-Gro Co.
4 .00% , 4/1/31 , Callable 4/1/26 @ 102 .................................... 1,275,000 1,098,378
4 .38% , 2/1/32 , Callable 8/1/26 @ 102.19 .................................. 1,225,000 1,056,583
White Cap Parent LLC , 8 .25% , 3/15/26 , Callable 5/6/24 @ 100 (e) (h) .................. 1,100,000 1,098,870
9,164,878
Utilities (1.3%):
Calpine Corp. , 5 .13% , 3/15/28 , Callable 5/6/24 @ 101.71 (e) ........................ 2,500,000 2,397,983
Total Corporate Bonds (Cost $121,793,490) 118,231,355
Yankee Dollars (17.4%)
Communication Services (2.5%):
Intelsat Jackson Holdings SA , 6 .50% , 3/15/30 , Callable 3/15/25 @ 102 (e) .............. 2,565,000 2,389,628
Telesat Canada/Telesat LLC , 5 .63% , 12/6/26 , Callable 4/22/24 @ 102.81 (e) (f) ........... 3,750,000 2,237,260
4,626,888
Consumer Discretionary (4.5%):
Adient Global Holdings Ltd. , 8 .25% , 4/15/31 , Callable 4/15/26 @ 104.13 (e) ............. 2,000,000 2,114,319
Carnival Corp. , 6 .00% , 5/1/29 , Callable 11/1/24 @ 103 (e) .......................... 1,000,000 987,417
International Game Technology PLC , 5 .25% , 1/15/29 , Callable 5/7/24 @ 102.63 (e) ........ 1,000,000 966,562
Royal Caribbean Cruises Ltd. , 7 .25% , 1/15/30 , Callable 12/15/25 @ 103.63 (e) ........... 2,000,000 2,076,065
Viking Cruises Ltd. , 9 .13% , 7/15/31 , Callable 7/15/26 @ 104.56 (e) ................... 500,000 546,697
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 5/6/24 @ 102.81 (e) ........ 1,750,000 1,702,453
8,393,513
Energy (3.2%):
Northriver Midstream Finance LP , 5 .63% , 2/15/26 , Callable 5/6/24 @ 101.41 (e) .......... 900,000 891,003
Seadrill Finance Ltd. , 8 .38% , 8/1/30 , Callable 8/1/26 @ 104.19 (e) .................... 1,500,000 1,574,301
TechnipFMC PLC , 6 .50% , 2/1/26 , Callable 5/7/24 @ 101.63 (e) ...................... 800,000 797,328
Transocean, Inc.
8 .00% , 2/1/27 , Callable 4/15/24 @ 102 (e) ................................. 1,500,000 1,489,438
7 .50% , 4/15/31 .................................................... 1,250,000 1,161,571
5,913,641
Financials (1.1%):
Diamond Foreign Asset Co./Diamond Finance LLC , 8 .50% , 10/1/30 , Callable 10/1/26 @
104.25 (e) ......................................................... 2,000,000 2,107,347
Health Care (0.7%):
Bausch Health Cos., Inc. , 6 .13% , 2/1/27 , Callable 5/6/24 @ 103.06 (e) (f) ............... 2,000,000 1,247,590
Industrials (2.6%):
Bombardier, Inc. , 7 .88% , 4/15/27 , Callable 5/6/24 @ 100 (e) ........................ 1,245,000 1,246,910
Husky Injection Molding Systems Ltd/Titan Co-Borrower LLC , 9 .00% , 2/15/29 , Callable
2/15/26 @ 104.5 (e) ................................................. 1,000,000 1,034,245
Titan Acquisition Ltd/Titan Co-Borrower LLC , 7 .75% , 4/15/26 , Callable 4/15/24 @ 100 (e) .. 500,000 499,607
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 6 .38% , 2/1/30 , Callable 2/1/25
@ 103.19 (e) (f) ..................................................... 2,750,000 2,029,076
4,809,838
Materials (2.8%):
INEOS Finance PLC
6 .75% , 5/15/28 , Callable 2/15/25 @ 103.38 (e) (f) ............................ 1,964,000 1,929,102
7 .50% , 4/15/29 , Callable 4/15/26 @ 103.75 (e) (f) ............................ 2,000,000 2,006,165
NOVA Chemicals Corp. , 9 .00% , 2/15/30 , Callable 8/15/26 @ 104.5 (e) ................. 1,150,000 1,188,333
5,123,600
Total Yankee Dollars (Cost $33,127,926) 32,222,417

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
U.S. Government Agency Mortgages (5.8%)
Federal Home Loan Bank
5 .15% , 4/1/24 (i) .................................................... $ 10,800,000 $ 10,798,402
Total U.S. Government Agency Mortgages (Cost $10,800,000) 10,798,402
Shares
Exchange-Traded Funds (1.0%)
SPDR Blackstone Senior Loan ETF .......................................... 44,200 1,861,262
Total Exchange-Traded Funds (Cost $1,857,284) 1,861,262
Collateral for Securities Loaned (7.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (j) ........ 3,660,400 3,660,400
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (j) ............ 3,660,400 3,660,400
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (j) ................ 3,660,400 3,660,400
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (j) . 3,660,400 3,660,400
Total Collateral for Securities Loaned (Cost $14,641,600) 14,641,600
Total Investments (Cost $211,277,320) — 109.2% 202,465,292
Liabilities in excess of other assets — (9.2)% (17,090,674)
NET ASSETS - 100.00% $ 185,374,618
At March 31, 2024, the Fund's investments in foreign securities were 17.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of March 31, 2024.
(c) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2024.
(d) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$137,023,601 and amounted to 73.9% of net assets.
(f) All or a portion of this security is on loan.
(g) All of the coupon is PIK.
(h) Up to 9.00% of the coupon may be PIK.
(i) Rate represents the effective yield at March 31, 2024.
(j) Rate disclosed is the daily yield on March 31, 2024.
bps
—
Basis points
ETF
—
Exchange-Traded Fund
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of March 31, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of March 31, 2024.

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Tax-Exempt Fund

(Unaudited)
Security Description Principal Amount Value
Municipal Bonds (98.3%)
Arizona (1.7%):
City of Phoenix Civic Improvement Corp. Revenue AMT, Series B, 5.00%, 7/1/44,
Continuously Callable @100 ........................................... $ 540,000 $ 564,108
Arkansas (2.3%):
Arkansas Development Finance Authority Revenue, 3.20%, 12/1/49, Continuously Callable
@100 ........................................................... 750,000 565,800
University of Central Arkansas Revenue (INS - Build America Mutual Assurance Co.), Series
A, 3.00%, 11/1/49, Continuously Callable @100 ............................ 265,000 206,165
771,965
California (1.4%):
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT, Series A, 4.00%, 5/1/52, Continuously Callable @100 .................... 500,000 464,541
Colorado (5.2%):
Colorado Educational & Cultural Facilities Authority Revenue, 4.50%, 7/1/53, Continuously
Callable @100 ..................................................... 500,000 465,769
Colorado Health Facilities Authority Revenue, Series A, 4.00%, 12/1/50, Continuously
Callable @103 ..................................................... 750,000 616,979
Gold Hill Mesa Metropolitan District No. 2, GO (INS - Build America Mutual Assurance Co.),
Series A, 5.50%, 12/1/47, Continuously Callable @100 ........................ 585,000 645,389
1,728,137
Florida (10.9%):
Capital Trust Agency, Inc. Revenue, 5.00%, 8/1/55, Continuously Callable @100 ......... 400,000 381,895
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103 ........... 500,000 404,590
County of Miami-Dade Revenue, Series A, 5.00%, 6/1/33, Continuously Callable @100 .... 1,000,000 1,019,403
County of Miami-Dade Seaport Department Revenue AMT, Series B-1, 4.00%, 10/1/50,
Continuously Callable @100 ........................................... 500,000 460,163
Florida Development Finance Corp. Revenue, Series A, 5.00%, 6/15/55, Continuously Callable
@100 ........................................................... 500,000 491,809
Hillsborough County IDA Revenue, 4.00%, 8/1/50, Continuously Callable @100 ......... 500,000 458,184
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103 ............ 500,000 417,261
3,633,305
Georgia (3.1%):
Development Authority of Appling County Revenue, 3.65%, 9/1/29, Continuously Callable
@100(a) ......................................................... 500,000 500,000
Private Colleges & Universities Authority Revenue, 5.25%, 10/1/51, Continuously Callable
@100 ........................................................... 500,000 542,851
1,042,851
Guam (3.0%):
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100 .... 1,000,000 1,014,722
Illinois (19.5%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 6.00%, 4/1/46,
Continuously Callable @100 ........................................... 1,275,000 1,341,292
City of Chicago IL Wastewater Transmission Revenue, Series C, 5.00%, 1/1/34, Continuously
Callable @100 ..................................................... 1,000,000 1,013,492
City of Chicago Wastewater Transmission Revenue, Series A, 5.00%, 1/1/47, Continuously
Callable @100 ..................................................... 1,000,000 1,022,820
City of Chicago, GO, Series A, 5.50%, 1/1/49, Continuously Callable @100 ............. 1,000,000 1,046,845
Sales Tax Securitization Corp. Revenue, Series C, 5.00%, 1/1/43, Continuously Callable @100 1,500,000 1,570,913
State of Illinois, GO, Series B, 4.50%, 5/1/48, Continuously Callable @100 ............. 500,000 507,297
6,502,659
Indiana (1.6%):
Indiana Finance Authority Revenue, Series A, 5.50%, 7/1/52, Continuously Callable @100 .. 500,000 530,538
Iowa (1.1%):
Iowa Finance Authority Revenue, Series A-1, 4.00%, 5/15/55, Continuously Callable @103 . 500,000 359,945
Kansas (0.6%):
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41,
Continuously Callable @103(b) ........................................ 200,000 195,633

Victory Portfolios
Victory Tax-Exempt Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Maryland (0.7%):
City of Gaithersburg Revenue, 5.13%, 1/1/42, Continuously Callable @103 ............. $ 250,000 $ 243,117
Massachusetts (1.2%):
University of Massachusetts Building Authority Revenue, Series 1-2021, 5.00%, 11/1/39,
Continuously Callable @100 ........................................... 410,000 414,417
Michigan (1.9%):
City of Detroit, GO, Series C, 6.00%, 5/1/43, Continuously Callable @100 .............. 250,000 280,659
Michigan Finance Authority Revenue, 4.00%, 12/1/51, Continuously Callable @100 ....... 500,000 359,053
639,712
Missouri (3.3%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42,
Continuously Callable @100(b) ........................................ 1,150,000 1,116,962
New Hampshire (1.6%):
New Hampshire Business Finance Authority Revenue, Series A, 5.25%, 7/1/48, Continuously
Callable @103 ..................................................... 500,000 522,907
New Jersey (2.2%):
New Jersey Transportation Trust Fund Authority Revenue
Series A, 12/15/38(c) ................................................ 1,000,000 561,310
Series BB, 3.50%, 6/15/46, Continuously Callable @100 ...................... 200,000 180,965
742,275
New York (12.1%):
Build NYC Resource Corp. Revenue, 4.75%, 6/15/53, Continuously Callable @100 ....... 350,000 334,268
Metropolitan Transportation Authority Revenue
Series B-1, 5.00%, 11/15/56, Continuously Callable @100 ..................... 1,545,000 1,587,092
Series D-3, 4.00%, 11/15/49, Continuously Callable @100 ..................... 500,000 464,854
New York Counties Tobacco Trust II Revenue, 5.75%, 6/1/43, Continuously Callable @100 . 195,000 195,303
New York State Dormitory Authority Revenue, 6.00%, 7/1/40, Continuously Callable @100(b) 250,000 226,297
Schenectady County Capital Resource Corp. Revenue, 5.25%, 7/1/52, Continuously Callable
@100 ........................................................... 200,000 220,968
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100 ............ 1,000,000 1,005,736
4,034,518
North Carolina (2.0%):
North Carolina Medical Care Commission Revenue
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 500,000 365,444
Series A, 4.00%, 10/1/50, Continuously Callable @103 ........................ 350,000 294,670
660,114
Ohio (11.3%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series B-2, 5.00%, 6/1/55,
Continuously Callable @100 ........................................... 900,000 849,750
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103 ....... 500,000 414,629
County of Hardin Revenue, 5.00%, 5/1/30, Continuously Callable @103 ............... 350,000 344,762
Logan Elm Local School District, GO, 4.00%, 11/1/55, Continuously Callable @100 ...... 1,500,000 1,420,885
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable
@100 ........................................................... 250,000 251,434
Port of Greater Cincinnati Development Authority Revenue, Series CO, 5.00%, 5/1/25,
Continuously Callable @100(b) ........................................ 500,000 499,537
3,780,997
Pennsylvania (2.8%):
Pennsylvania Economic Development Financing Authority Revenue, Series A-2, 4.00%,
5/15/53, Continuously Callable @100 .................................... 1,000,000 919,952
Texas (3.4%):
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100 .......... 500,000 413,911
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund),
4.25%, 4/1/53, Continuously Callable @100 ............................... 750,000 722,288
1,136,199
Utah (4.4%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously
Callable @103 ..................................................... 250,000 209,681
Utah Charter School Finance Authority Revenue, Series A, 5.63%, 6/15/42, Continuously
Callable @100(b) ................................................... 250,000 253,423

Victory Portfolios
Victory Tax-Exempt Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Utah Infrastructure Agency Revenue, Series A, 5.00%, 10/15/40, Continuously Callable @100 $ 1,000,000 $ 1,012,616
1,475,720
Wisconsin (1.0%):
Wisconsin Health & Educational Facilities Authority Revenue, 4.00%, 1/1/47, Continuously
Callable @103 ..................................................... 500,000 324,864
Total Municipal Bonds (Cost $35,455,986) 32,820,158
Total Investments (Cost $35,455,986) — 98.3% 32,820,158
Other assets in excess of liabilities — 1.7% 574,476
NET ASSETS - 100.00% $ 33,394,634
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$2,291,852 and amounted to 6.9% of net assets.
(c) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Security Description Principal Amount Value
Municipal Bonds (98.3%)
Arizona (8.1%):
Arizona IDA Revenue
4.00%, 7/15/51, Continuously Callable @100(a) ............................. $ 500,000 $ 381,641
4.00%, 12/15/51, Continuously Callable @100(a) ............................ 700,000 516,601
La Paz County IDA Revenue, 4.00%, 2/15/51, Continuously Callable @100 ............. 280,000 228,044
Maricopa County IDA Revenue AMT, 4.00%, 10/15/47, Continuously Callable @104(a) .... 500,000 439,742
The IDA of the City of Phoenix Revenue, 4.00%, 12/1/51, Continuously Callable @100(a) .. 1,000,000 785,588
The IDA of the County of Pima Revenue
4.00%, 6/15/51, Continuously Callable @100(a) ............................. 500,000 377,561
Series A, 6.88%, 11/15/52, Continuously Callable @103(a) ..................... 250,000 262,725
2,991,902
California (0.4%):
California County Tobacco Securitization Agency Revenue, Series B-1, 5.00%, 6/1/49,
Continuously Callable @100 ........................................... 135,000 137,566
Delaware (0.9%):
Delaware State Economic Development Authority Revenue, 4.00%, 6/1/52, Continuously
Callable @100 ..................................................... 500,000 336,592
Florida (7.4%):
Capital Trust Agency, Inc. Revenue, 6.38%, 5/1/53, Continuously Callable @100(a) ....... 250,000 249,061
Escambia County Health Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 3.00%, 8/15/50, Continuously Callable @100 ......................... 1,000,000 743,056
Florida Development Finance Corp. Revenue
4.00%, 7/1/55, Continuously Callable @100 ............................... 500,000 399,964
5.25%, 10/1/56, Continuously Callable @100(a) ............................. 500,000 493,304
Pinellas County Educational Facilities Authority Revenue, Series A, 4.00%, 6/1/46,
Continuously Callable @100(a) ......................................... 500,000 369,862
Seminole County IDA Revenue, Series A, 4.00%, 6/15/56, Continuously Callable @100(a) .. 705,000 501,195
2,756,442
Georgia (3.0%):
Development Authority of Appling County Revenue, 3.65%, 9/1/29, Continuously Callable
@100(b) ......................................................... 100,000 100,000
Development Authority Of Floyd County Revenue, Series GA, 3.65%, 9/1/26, Continuously
Callable @100(b) ................................................... 400,000 400,000
The Burke County Development Authority Revenue (NBGA - Southern Co.), 3.90%, 11/1/52,
Continuously Callable @100(b) ........................................ 100,000 100,000
The Development Authority of Burke County Revenue, Series 1S, 3.65%, 11/1/48,
Continuously Callable @100(b) ........................................ 500,000 500,000
1,100,000
Illinois (8.5%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 6.00%, 4/1/46,
Continuously Callable @100 ........................................... 1,500,000 1,577,990
Chicago O'Hare International Airport Revenue AMT, 4.63%, 1/1/53, Continuously Callable
@100 ........................................................... 500,000 505,499
City of Chicago, GO, Series A, 5.50%, 1/1/49, Continuously Callable @100 ............. 1,000,000 1,046,846
3,130,335
Indiana (3.9%):
Indiana Finance Authority Revenue
Series A, 4.13%, 12/1/26 ............................................. 1,000,000 989,244
Series A, 5.00%, 7/1/55, Continuously Callable @100 ......................... 500,000 454,500
1,443,744
Iowa (2.2%):
Iowa Finance Authority Revenue
Series A, 5.00%, 5/15/48, Continuously Callable @100 ........................ 500,000 440,916
Series A-1, 4.00%, 5/15/55, Continuously Callable @103 ...................... 500,000 359,946
800,862
Kansas (0.5%):
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41,
Continuously Callable @103(a) ......................................... 200,000 195,633

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Kentucky (1.4%):
Louisville/Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52,
Continuously Callable @100 ........................................... $ 500,000 $ 519,896
Maryland (0.5%):
Maryland Economic Development Corp. Revenue, 4.25%, 7/1/50, Continuously Callable
@100 ........................................................... 200,000 187,149
Massachusetts (1.4%):
Massachusetts Development Finance Agency Revenue
4.00%, 10/1/32, Continuously Callable @104(a) ............................. 300,000 283,207
5.00%, 7/1/47, Continuously Callable @100 ............................... 250,000 250,257
533,464
Minnesota (0.8%):
City of Woodbury Revenue, 4.00%, 7/1/51, Continuously Callable @103 ............... 400,000 280,525
Missouri (1.3%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42,
Continuously Callable @100(a) ......................................... 500,000 485,636
New Hampshire (1.0%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable
@103 ........................................................... 500,000 369,664
New Jersey (2.3%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 12/15/38(c) .......... 1,500,000 841,965
New Mexico (2.4%):
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/49,
Continuously Callable @102 ........................................... 500,000 411,260
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%,
5/1/40, Continuously Callable @103(a) ................................... 500,000 462,029
873,289
New York (11.7%):
Build NYC Resource Corp. Revenue
5.75%, 6/1/52, Continuously Callable @100(a) ............................. 250,000 257,102
5.75%, 6/1/62, Continuously Callable @100(a) ............................. 250,000 255,492
Series A, 4.00%, 6/15/51, Continuously Callable @100(a) ...................... 500,000 372,359
Series A, 5.00%, 6/15/51, Continuously Callable @100(a) ...................... 100,000 92,736
Metropolitan Transportation Authority Revenue
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(d) ........................... 365,000 406,059
Series D-3, 4.00%, 11/15/49, Continuously Callable @100 ..................... 500,000 464,855
Monroe County Industrial Development Corp. Revenue, 5.00%, 12/1/46, Continuously
Callable @100 ..................................................... 600,000 604,665
New York State Dormitory Authority Revenue
6.00%, 7/1/40, Continuously Callable @100(a) ............................. 1,000,000 905,189
4.00%, 7/1/40, Continuously Callable @100 ............................... 200,000 172,527
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-
8105, 3.75%, 8/1/50, Continuously Callable @100(a)(b) ....................... 198,350 198,350
Onondaga Civic Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @100 . 250,000 208,177
Western Regional Off-Track Betting Corp. Revenue, 4.13%, 12/1/41, Continuously Callable
@100(a) ......................................................... 500,000 396,899
4,334,410
North Carolina (0.6%):
North Carolina Medical Care Commission Revenue, 5.00%, 10/1/50, Continuously Callable
@103 ........................................................... 250,000 207,143
North Dakota (2.5%):
City of Grand Forks Revenue, 5.00%, 12/1/36, Continuously Callable @100 ............ 1,000,000 910,900
Ohio (2.5%):
County of Hardin Revenue, 5.50%, 5/1/50, Continuously Callable @103 ............... 500,000 455,869
Northeast Ohio Medical University Revenue, Series A, 4.00%, 12/1/45, Continuously Callable
@100 ........................................................... 225,000 204,649

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable
@100 ........................................................... $ 250,000 $ 251,434
911,952
Oregon (2.0%):
Clackamas County Hospital Facility Authority Revenue
Series A, 5.00%, 11/15/52, Continuously Callable @102 ....................... 500,000 451,742
Series A, 5.38%, 11/15/55, Continuously Callable @102 ....................... 100,000 94,593
Yamhill County Hospital Authority Revenue, Series A, 5.00%, 11/15/51, Continuously Callable
@103 ........................................................... 250,000 192,911
739,246
Pennsylvania (3.9%):
Bucks County IDA Revenue, 5.00%, 7/1/54, Continuously Callable @100 .............. 500,000 392,104
Chester County IDA Revenue, 6.00%, 10/15/52, Continuously Callable @100(a) ......... 500,000 491,687
Pennsylvania Economic Development Financing Authority Revenue AMT, 9.00%, 4/1/51, (Put
Date 4/13/28)(a)(d) ................................................. 500,000 561,098
1,444,889
South Carolina (5.2%):
County of Lancaster Special Assessment, Series 2016 A-1, 5.00%, 12/1/37, Continuously
Callable @100 ..................................................... 1,675,000 1,675,123
County of Richland Special Assessment, 3.63%, 11/1/31, Continuously Callable @103(a) ... 290,000 242,246
1,917,369
Texas (2.8%):
City of Houston Texas Airport System Revenue AMT, 4.00%, 7/15/41, Continuously Callable
@100 ........................................................... 750,000 697,733
Port of Port Arthur Navigation District Revenue
Series A, 3.75%, 4/1/40, Continuously Callable @100(b) ...................... 245,000 245,000
Series C, 3.75%, 4/1/40, Continuously Callable @100(b) ...................... 100,000 100,000
1,042,733
Utah (5.9%):
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/41, Continuously Callable @103 ....................... 250,000 209,681
Series A-1, 4.00%, 6/1/52, Continuously Callable @103 ....................... 250,000 188,272
Utah Charter School Finance Authority Revenue
2.75%, 4/15/50, Continuously Callable @100 ............................... 525,000 344,001
Series A, 5.63%, 6/15/42, Continuously Callable @100(a) ...................... 250,000 253,423
Utah Infrastructure Agency Revenue, Series A, 5.38%, 10/15/40, Continuously Callable @100 1,150,000 1,184,391
2,179,768
Vermont (4.4%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable
@103 ........................................................... 500,000 413,123
Vermont Educational & Health Buildings Financing Agency Revenue
5.00%, 10/15/46, Continuously Callable @100 .............................. 750,000 683,945
6.00%, 10/1/52, Continuously Callable @100(a) ............................. 500,000 527,350
1,624,418
West Virginia (2.7%):
Monongalia County Commission Excise Tax District Revenue, Series A, 5.75%, 6/1/43,
Continuously Callable @100(a) ......................................... 1,000,000 1,019,737
Wisconsin (8.1%):
Public Finance Authority Revenue
4.00%, 4/1/52, Continuously Callable @100(a) ............................. 500,000 427,186
Series A, 4.25%, 12/1/51, Continuously Callable @100(a) ...................... 500,000 387,509
Series A, 5.88%, 6/1/52, Continuously Callable @100(a) ....................... 250,000 240,942
Series A, 5.25%, 3/1/55, Continuously Callable @100(a) ....................... 500,000 436,549
Series A, 5.00%, 7/1/55, Continuously Callable @100(a) ....................... 500,000 417,542
Series A-1, 4.00%, 7/1/51, Continuously Callable @100(a) ..................... 500,000 412,420
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103 ............................... 500,000 324,864

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
4.00%, 12/1/51, Continuously Callable @100 ............................... $ 500,000 $ 361,146
3,008,158
Total Municipal Bonds (Cost $41,219,475) 36,325,387
Total Investments (Cost $41,219,475) — 98.3% 36,325,387
Other assets in excess of liabilities — 1.7% 643,065
NET ASSETS - 100.00% $ 36,968,452
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$13,699,601 and amounted to 37.1% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c) Zero-coupon bond.
(d) Put Bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Security Description Shares Value
Common Stocks (0.5%)
Consumer Discretionary (0.1%):
Men's Wearhouse, Inc. (a) ................................................. 51,299 $ 897,733
Health Care (0.4%):
Air Methods Corp. (a) .................................................... 106,325 2,392,312
Covis Parent SCA, Class A Shares (a) (b) ....................................... 10,030 —
Covis Parent SCA, Class B Shares (a) (b) ....................................... 10,030 —
Covis Parent SCA, Class C Shares (a) (b) ....................................... 10,030 —
Covis Parent SCA, Class D Shares (a) (b) ...................................... 10,030 —
Covis Parent SCA, Class E Shares (a) (b) ....................................... 10,030 —
Rising Tide Holdings, Inc. (a) .............................................. 241,726 876,257
3,268,569
Total Common Stocks (Cost $2,062,753) 4,166,302
Principal Amount
Senior Secured Loans (85.7%)
Communication Services (6.4%):
Audacy Capital Corp., Term Loan, First Lien , 11 .33% ( SOFR01M + 600 bps ) , 8/19/24 (c) ..... $ 589,868 588,393
Cengage Learning, Inc., Term B Loans, First Lien , 9 .58% ( SOFR01M + 425 bps ) , 3/18/31 (c) .. 6,000,000 5,986,860
Cinemark USA, Inc., Term Loan, First Lien , 9 .05% ( SOFR03M + 375 bps ) , 5/31/30 (c) ...... 628,108 630,074
Cinemark USA, Inc., Term Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 5/31/30 (c) ...... 1,465,992 1,470,580
CSC Holdings LLC, Term Loan 2022, First Lien , 9 .83% ( SOFR01M + 450 bps ) , 1/18/28 (c) ... 7,924,962 7,610,421
Entercom Media Corp., New Term Loan, First Lien , 7 .81% ( SOFR03M + 250 bps ) ,
11/17/24 (c) (d) ..................................................... 14,706,476 8,434,164
Frontier Communications Corp., Refinancing Term Loans, First Lien , 9 .08%
( SOFR01M + 375 bps ) , 10/8/27 (c) ........................................ 3,210,381 3,197,347
GoodRx, Inc., Term B Loan, First Lien , 10/10/25 (e) .............................. 3,000,000 2,994,390
Level 3 Financing, Inc., Tranche B 2027 Term Loans, First Lien , 7 .08% ( SOFR01M + 175 bps ) ,
3/1/27 (c) ......................................................... 2,325,000 2,303,936
Sinclair Television Group, Inc., Term Loan B-3, First Lien , 8 .33% ( SOFR01M + 300 bps ) ,
3/25/28 (c) ........................................................ 10,636,792 8,474,013
Telesat Canada, Term B-5 Loans, First Lien , 8 .09% ( SOFR03M + 275 bps ) , 11/22/26 (c) ...... 5,600,000 3,360,000
Univision Communications, Inc., 2021 Replacement New First-Lien Term, First Lien , 8 .58%
( SOFR01M + 325 bps ) , 3/24/26 (c) ........................................ 5,064,687 5,068,182
50,118,360
Consumer Discretionary (19.5%):
Alterra Mountain Co., Facility 2028 Term Loan B, First Lien , 8 .83% ( SOFR01M + 350 bps ) ,
8/17/28 (c) ........................................................ 4,947,513 4,961,960
Avis Budget Car Rental LLC, Term B Loan, First Lien , 7 .08% ( SOFR01M + 175 bps ) , 8/6/27 (c) 3,000,000 2,984,370
Bally's Corp., Term B Facility Loans, First Lien , 8 .57% ( SOFR03M + 325 bps ) , 10/1/28 (c) ... 13,173,713 12,354,440
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, First Lien , 8 .56%
( SOFR03M + 325 bps ) , 2/6/30 (c) ......................................... 9,989,820 10,006,502
Carnival Corp., 2021 Incremental Term B Advance, First Lien , 8 .58% ( SOFR01M + 325 bps ) ,
10/18/28 (c) ....................................................... 5,939,279 5,940,526
Carnival Corp., Initial Advance, First Lien , 8 .32% ( SOFR01M + 300 bps ) , 8/9/27 (c) ........ 845,750 846,283
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 9 .07%
( SOFR03M + 375 bps ) , 10/20/27 (c) ....................................... 8,345,613 8,599,487
Entain PLC, Facility B (USD) Loan, First Lien , 7 .81% ( SOFR03M + 250 bps ) , 3/16/27 (c) .... 1,940,223 1,941,445
Fitness International LLC, Term B Loan, First Lien , 10 .58% ( SOFR01M + 525 bps ) , 2/12/29 (c) 4,500,000 4,432,500
Flutter Entertainment PLC, Term B Loan, First Lien , 11/25/30 (e) ..................... 5,000,000 4,997,300
Gray Television, Inc., Term D Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 12/1/28 (c) .... 2,977,215 2,783,696
Great Outdoors Group LLC, Term B1, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 3/5/28 (c) .... 1,664,781 1,664,548
Hanesbrands, Inc., Initial Tranche B Term Loans, First Lien , 9 .08% ( SOFR01M + 375 bps ) ,
3/8/30 (c) ......................................................... 6,048,950 6,041,388
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan, First Lien , 8 .08%
( SOFR01M + 275 bps ) , 1/10/31 (c) ........................................ 6,500,000 6,510,140
Holley Purchaser, Inc., Initial Term Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 11/10/28 (c) 6,238,032 6,164,360
Houghton Mifflin Harcourt Co., Term B Loans, First Lien , 10 .58% ( SOFR01M + 525 bps ) ,
4/7/29 (c) ......................................................... 6,850,138 6,781,637
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien , 8 .58%
( SOFR01M + 325 bps ) , 5/1/26 (c) ......................................... 4,689,535 4,068,172

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
iHeartCommunications, Inc., Term Loans, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 5/1/26 (c) . $ 1,524,463 $ 1,329,957
Jo-Ann Stores LLC, Term B-1 Loan, First Lien , 10 .07% ( SOFR03M + 475 bps ) , 6/30/28 (c) ... 9,877,726 61,736
Light & Wonder International, Inc., Term B-1 Loan, First Lien , 8 .08% ( SOFR01M + 275 bps ) ,
4/16/29 (c) ........................................................ 8,887,330 8,895,951
Marriott Ownership Resorts, Inc., Term B Loan, First Lien , 3/17/31 (e) ................. 5,000,000 4,975,000
McGraw Hill Education, Inc., Initial Term Loan, First Lien , 10 .08% ( SOFR01M + 475 bps ) ,
7/30/28 (c) ........................................................ 3,387,816 3,392,661
Miwd Holdco II LLC, Term B-2 loan, First Lien , 3/21/31 (e) ........................ 750,000 752,812
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien , 8 .56% ( SOFR03M + 325 bps ) ,
3/6/28 (c) ......................................................... 3,376,537 3,117,388
Rising Tide Holdings, Inc., 2023 Term Loan, First Lien , 13 .32% ( SOFR01M + 800 bps ) ,
9/12/28 (c) ........................................................ 3,388,395 2,998,730
Station Casinos LLC, Term B Facility Loan, First Lien , 7 .58% ( SOFR03M + 225 bps ) ,
3/14/31 (c) ........................................................ 9,000,000 8,982,630
The Dun & Bradstreet Corp., Term B Loan, First Lien , 1/18/29 (e) .................... 4,500,000 4,497,885
The Michaels Cos., Inc., Term B Loans, First Lien , 9 .56% ( SOFR03M + 425 bps ) , 4/15/28 (c) .. 10,052,849 8,997,300
Travel + Leisure Co., 2023 Incremental Term Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) ,
12/14/29 (c) ....................................................... 2,200,000 2,203,300
Truck Hero INC, Initial Term Loan, First Lien , 1/29/28 (e) .......................... 2,500,000 2,476,250
Uber Technologies, Inc., 2023 Refinancing Term Loan, First Lien , 8 .08% ( SOFR03M + 275 bps ) ,
3/4/30 (c) ......................................................... 4,998,999 5,018,295
United Airlines, Inc., Term B Loan, First Lien , 8 .08% ( SOFR03M + 275 bps ) , 2/24/31 (c) ..... 1,850,000 1,849,704
WestJet Airlines Ltd., Initial Term Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 12/11/26 (c) 1,194,625 1,193,323
151,821,676
Consumer Staples (2.3%):
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien , 8 .83% ( SOFR03M + 350 bps ) ,
10/8/27 (c) ........................................................ 3,010,124 3,015,964
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien , 8 .83% ( SOFR01M + 350 bps ) ,
10/8/27 (c) ........................................................ 103,396 103,597
Anchor Packaging LLC, Initial Term Loans, First Lien , 8 .83% ( SOFR01M + 350 bps ) ,
7/18/26 (c) ........................................................ 6,780,600 6,772,124
B&G Foods, Inc., Tranche B-4 Term Loan, First Lien , 7 .83% ( SOFR01M + 250 bps ) ,
10/10/26 (c) ....................................................... 6,720,318 6,709,229
First Brands Group LLC, 2021 Term Loans, First Lien , 10 .31% ( SOFR03M + 500 bps ) ,
3/24/27 (c) ........................................................ 1,345,469 1,346,142
17,947,056
Energy (4.4%):
Delek U.S. Holdings, Inc., TLB, First Lien , 8 .83% ( SOFR01M + 350 bps ) , 11/19/29 (c) ...... 9,864,988 9,852,657
Discovery Energy Holding Corp., Term B Loan, First Lien , 1/30/31 (e) ................. 4,200,000 4,203,486
New Fortress Energy, Inc., Initial Term Loans, First Lien , 10 .32% ( SOFR03M + 500 bps ) ,
10/30/28 (c) ....................................................... 5,486,250 5,499,965
Traverse Midstream Partners LLC, Advance, First Lien , 8 .82% ( SOFR03M + 350 bps ) ,
9/27/24 (c) ........................................................ 12,561,234 12,573,042
US Silica Company, Initial Term Loan, First Lien , 3/25/30 (e) ....................... 2,450,000 2,450,000
34,579,150
Financials (26.4%):
19th Holdings Golf LLC, Initial Term Loans, First Lien , 8 .57% ( SOFR01M + 325 bps ) ,
2/7/29 (c) ......................................................... 3,758,639 3,662,342
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien , 10 .07% ( SOFR03M + 475 bps ) ,
4/20/28 (c) ........................................................ 8,011,785 8,311,106
ACProducts, Inc., Initial Term Loans, First Lien , 9 .55% ( SOFR03M + 425 bps ) , 5/17/28 (c) ... 6,408,831 5,828,063
Arches Buyer, Inc., New Term Loan, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 12/6/27 (c) .... 2,000,000 1,935,280
Arsenal AIC Parent LLC, Term B Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 8/19/30 (c) .. 4,488,750 4,498,850
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien , 14 .33% ( SOFR03M + 900 bps ) ,
5/15/26 (c) ........................................................ 3,000,000 600,000
Chariot Buyer LLC, Initial Term Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 11/3/28 (c) .. 4,835,769 4,825,517
Clydesdale Acquisition Holdings, Inc., Term B Loans, First Lien , 9 .01% ( SOFR01M + 368 bps ) ,
4/13/29 (c) ........................................................ 3,905,439 3,909,461
Covis Pharma Holdings S.a.r.l, Dollar Term B Loans, First Lien , 11 .85% ( SOFR03M + 650 bps ) ,
2/18/27 (c) ........................................................ 12,339,005 4,611,703

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Cumulus Media New Holdings, Inc., Initial Term Loan, First Lien , 9 .08%
( SOFR01M + 375 bps ) , 3/31/26 (c) ........................................ $ 15,164,544 $ 9,705,308
Exgen Renewables IV, LLC, Term Loan, First Lien , 7 .84% ( SOFR03M + 250 bps ) , 12/15/27 (c) 3,000,000 3,000,000
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) ,
1/27/29 (c) ........................................................ 9,267,948 9,285,372
Fleet Midco I Limited, Term Loan B, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 2/3/31 (c) .... 3,000,000 3,000,000
GIP Pilot Acquisition Partners LP, TL, First Lien , 8 .33% ( SOFR03M + 300 bps ) , 9/15/30 (c) ... 3,250,000 3,257,313
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien , 8 .82% ( SOFR03M + 350 bps ) ,
2/25/29 (c) ........................................................ 6,808,098 6,717,686
INEOS US Finance LLC, Dollar Term Loans, First Lien , 8 .83% ( SOFR01M + 350 bps ) ,
2/16/30 (c) ........................................................ 6,939,964 6,930,039
INEOS US Finance LLC, Dollar Term Loans, First Lien , 9 .08% ( SOFR01M + 375 bps ) ,
1/31/31 (c) ........................................................ 2,000,000 2,001,660
Innio North America Holding, Inc., Facility B USD, First Lien , 9 .56% ( SOFR03M + 425 bps ) ,
11/6/25 (c) ........................................................ 8,665,739 8,701,875
ITT Holdings LLC, Initial Term Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 7/8/28 (c) ... 4,954,784 4,957,262
Knight Health Holdings LLC, Term B Loans, First Lien , 10 .58% ( SOFR01M + 525 bps ) ,
12/23/28 (c) ....................................................... 22,971,250 9,801,143
LBM Acquisition LLC, Initial Term Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 12/17/27 (c) 9,646,867 9,624,003
LSF11 A5 Holdco LLC, Term Loans, First Lien , 8 .83% ( SOFR01M + 350 bps ) , 10/15/28 (c) ... 2,005,386 2,004,383
MajorDrive Holdings IV LLC, Initial Term Loans, First Lien , 9 .31% ( SOFR03M + 400 bps ) ,
6/1/28 (c) ......................................................... 2,960,410 2,963,371
Men's Wearhouse, Inc., Term Loan, First Lien , 11 .82% ( SOFR03M + 650 bps ) , 2/21/29 (c) .... 4,500,000 4,455,000
MH Sub I, LLC, Term Loan, First Lien , 9 .58% ( SOFR01M + 425 bps ) , 5/3/28 (c) ........... 3,989,950 3,961,821
Mileage Plus Holdings LLC, Initial Term Loan, First Lien , 10 .58% ( SOFR03M + 525 bps ) ,
6/20/27 (c) ........................................................ 7,825,658 8,048,846
Neptune Bidco U.S., Inc., Dollar Term B Loan, First Lien , 10 .32% ( SOFR03M + 500 bps ) ,
4/11/29 (c) ........................................................ 8,079,063 7,438,231
Northriver Midstream Finance LP, Term B, First Lien , 7 .81% ( SOFR03M + 250 bps ) , 8/16/30 (c) 8,095,817 8,096,950
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien , 9 .80% ( SOFR03M + 450 bps ) ,
4/29/29 (c) ........................................................ 9,408,493 9,426,181
Packaging Coordinators Midco, Inc., Term B Loans, First Lien , 8 .81% ( SOFR03M + 350 bps ) ,
11/30/27 (c) ....................................................... 498,715 499,408
Peraton Corp., Term B Loans, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 2/1/28 (c) .......... 5,020,065 5,010,677
PG Investment Co. 59 Sarl, Term B Loan, First Lien , 2/24/31 (e) ..................... 1,500,000 1,501,875
Rand Parent LLC, Term B Loans, First Lien , 9 .56% ( SOFR03M + 425 bps ) , 2/9/30 (c) ....... 2,970,000 2,971,871
Robertshaw U.S. Holding Corp., 2nd Lien Initial Term Loans, Second Lien , 13 .35%
( SOFR03M + 800 bps ) , 2/15/26 (c) ........................................ 4,000,000 800,000
Robertshaw U.S. Holding Corp., Term Loan B, First Lien , 8 .85% ( SOFR03M + 350 bps ) ,
2/28/25 (c) ........................................................ 6,238,644 3,119,322
Sparta U.S. Holdco LLC, Initial Term Loan, First Lien , 8 .57% ( SOFR01M + 325 bps ) ,
4/30/28 (c) ........................................................ 3,910,000 3,909,296
SWF Holdings Corp. I, Initial Term Loans, First Lien , 9 .33% ( SOFR01M + 400 bps ) , 10/6/28 (c) 5,657,395 5,181,212
Tailwind Smith Cooper Intermediate Corp., 2nd Lien Initial Term Loans, Second Lien , 14 .31%
( SOFR03M + 900 bps ) , 5/28/27 (c) ........................................ 3,000,000 2,527,500
Virgin Media Bristol LLC, N Facility, First Lien , 7 .83% ( SOFR01M + 250 bps ) , 1/31/28 (c) ... 5,000,000 4,920,650
Westjet Airlines Ltd., Initial Term Loan, First Lien , 9 .07% ( SOFR01M + 375 bps ) , 2/14/31 (c) . 8,000,000 7,993,360
Ziggo Financing Partnership, Term Loan I, First Lien , 7 .83% ( SOFR01M + 250 bps ) , 4/30/28 (c) 6,000,000 5,908,920
205,902,857
Health Care (7.8%):
Air Methods Corp. , 14 .31% ( SOFR03M + 900 bps ) , 12/28/28 (c) ...................... 3,406,168 3,448,745
Amneal Pharmaceuticals LLC, Term Loan, First Lien , 10 .83% ( SOFR01M + 550 bps ) ,
3/23/25 (c) ........................................................ 6,659,685 6,640,971
Bausch Health Americas, Inc., Second Amendment Term Loan, First Lien , 10 .58%
( SOFR01M + 525 bps ) , 2/1/27 (c) ......................................... 6,050,515 4,711,838
Embecta Corp., Initial Term Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 4/2/29 (c) ...... 3,989,822 3,690,027
Global Medical Response, Inc., 2020 Term Loan, First Lien , 9 .58% ( SOFR03M + 425 bps ) ,
10/2/25 (c) ........................................................ 5,713,048 5,316,734
Global Medical Response, Inc., Incremental Term Loan B, First Lien , 9 .56%
( SOFR03M + 425 bps ) , 3/14/25 (c) ........................................ 2,104,660 1,957,776
LifePoint Health, Inc., Senior Secured Term Loan B Facility, First Lien , 10 .83%
( SOFR03M + 550 bps ) , 11/16/28 (c) ....................................... 4,956,155 4,967,653

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
LifeScan Global Corporation, Term Loan, First Lien , 11 .88% ( SOFR06M + 650 bps ) ,
12/31/26 (c) ....................................................... $ 12,296,883 $ 7,378,130
LifeScan Global Corporation, Term Loan, Second Lien , 14 .88% ( SOFR06M + 950 bps ) ,
3/31/27 (c) ........................................................ 3,750,000 1,785,937
Perrigo Investments, LLC, Initial Term B Loan, First Lien , 7 .58% ( SOFR01M + 225 bps ) ,
4/20/29 (c) ........................................................ 4,239,241 4,214,526
Radiology Partners, Inc., Term B, First Lien , 8 .83% ( SOFR03M + 350 bps ) , 7/9/25 (c) ....... 6,382,126 6,151,922
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien , 10 .56%
( SOFR03M + 525 bps ) , 2/2/27 (c) ......................................... 7,436,345 6,571,870
U.S. Renal Care, Inc., SOFR TRM C, First Lien , 10 .33% ( SOFR01M + 500 bps ) , 6/28/28 (c) .. 4,524,526 3,913,715
60,749,844
Industrials (14.2%):
Air Canada, Term Loans, First Lien , 7 .83% ( SOFR03M + 250 bps ) , 3/21/31 (c) ............ 5,500,000 5,503,465
American Airlines, Inc., Initial Term Loan, First Lien , 8 .77% ( SOFR06M + 350 bps ) , 6/4/29 (c) 3,500,000 3,508,750
Avis Budget Car Rental LLC, Tranche C Term Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) ,
3/16/29 (c) ........................................................ 2,155,000 2,155,668
AZZ, Inc., Initial Term Loan, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 5/13/29 (c) ......... 4,111,644 4,126,034
Chart Industries, Inc., Term B Loans, First Lien , 8 .57% ( SOFR01M + 325 bps ) , 3/18/30 (c) .... 2,509,224 2,512,361
Core & Main, LP, Term B Loan, First Lien , 7 .56% ( SOFR03M + 225 bps ) , 2/5/31 (c) ........ 4,250,000 4,234,063
Cornerstone Building Brands, Inc., New Term Loan B, First Lien , 8 .58% ( SOFR01M + 325 bps ) ,
4/12/28 (c) ........................................................ 5,402,563 5,362,043
Cotiviti Corporation, Term B Loan, First Lien , 2/24/31 (e) .......................... 5,875,000 5,860,313
Dynasty Acquisition Co Inc, 2024 Specified Refinancing Term B2 Loan, First Lien , 8/24/28 (e) 333,933 334,311
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B1 Loan, First Loan ,
8/24/28 (e) ........................................................ 866,067 867,046
Gates Global LLC, Initial B-3 Dollar Term Loan, First Lien , 7 .83% ( SOFR01M + 250 bps ) ,
3/31/27 (c) ........................................................ 7,118,462 7,125,723
Graham Packaging Co., Inc., New Term Loans, First Lien , 8 .33% ( SOFR01M + 300 bps ) ,
8/4/27 (c) ......................................................... 6,429,000 6,426,235
Harsco Corp., Term B-3 Loans, First Lien , 7 .58% ( SOFR01M + 225 bps ) , 3/10/28 (c) ........ 3,923,720 3,874,673
Hertz Corp., Initial Term B Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 6/30/28 (c) ...... 12,283,359 11,872,235
Hertz Corp., Initial Term C Loan, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 6/30/28 (c) ...... 2,380,402 2,300,730
Janus International Group LLC, Amendment No. 6 Refinancing Term Loan, First Lien , 8 .52%
( SOFR03M + 325 bps ) , 8/3/30 (c) ......................................... 3,980,000 3,990,945
KBR, Inc., Term B Facility, First Lien , 1/17/31 (e) ................................ 3,125,000 3,128,906
Madison IAQ LLC, Initial Term Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 6/16/28 (c) .. 6,037,228 6,024,670
SRS Distribution, Inc., 2021 Refinancing Term Loans, First Lien , 8 .83% ( SOFR01M + 350 bps ) ,
6/4/28 (c) ......................................................... 5,149,155 5,180,513
Titan Acquisition Ltd., Initial Term Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 3/28/25 (c) 6,044,272 6,036,717
Titan Acquisition Ltd., Term B Loan, First Lien , 2/1/29 (e) .......................... 5,000,000 5,010,400
TransDigm, Inc., Tranche I Term Loans, First Lien , 8 .60% ( SOFR03M + 325 bps ) , 8/24/28 (c) . 5,309,361 5,325,979
TransDigm, Inc., Tranche J Term Loan, First Lien , 2/28/31 (e) ....................... 748,125 751,596
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loans, First Lien , 9 .31%
( SOFR03M + 400 bps ) , 9/17/28 (c) ........................................ 2,926,658 2,925,429
White Cap Buyer LLC, Initial Closing Date Term Loan, First Lien , 9 .08%
( SOFR01M + 375 bps ) , 10/19/27 (c) ....................................... 6,176,801 6,192,861
110,631,666
Information Technology (2.8%):
McAfee Corp., Tranche B-1 Term Loans, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 3/1/29 (c) .. 1,989,873 1,983,526
Proofpoint, Inc., Initial Term Loan, First Lien , 8/31/28 (e) .......................... 2,250,000 2,250,022
TIBCO Software Inc., Dollar Term B Loans, First Lien , 9 .81% ( SOFR03M + 450 bps ) ,
3/30/29 (c) ........................................................ 7,632,264 7,591,890
UKG, Inc., Initial Term Loan, First Lien , 8 .81% ( SOFR03M + 350 bps ) , 2/10/31 (c) ......... 6,974,619 7,007,749
Waystar Technologies, Inc., Initial Term Loan, First Lien , 9 .33% ( SOFR01M + 400 bps ) ,
10/23/29 (c) ....................................................... 2,700,000 2,704,050
21,537,237
Materials (1.0%):
Bakelite US Holdco, Inc., Initial Term Loan, First Lien , 9 .31% ( SOFR03M + 400 bps ) ,
5/28/29 (c) ........................................................ 4,000,000 3,997,520

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
WireCo WorldGroup, Inc., Initial Term Loan, First Lien , 9 .07% ( SOFR03M + 375 bps ) ,
11/13/28 (c) ....................................................... $ 3,785,571 $ 3,783,224
7,780,744
Real Estate (0.9%):
RealPage, Inc., Initial Term Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 4/22/28 (c) ...... 6,966,915 6,773,374
Total Senior Secured Loans (Cost $730,118,485) 667,841,964
Corporate Bonds (9.0%)
Communication Services (1.0%):
CSC Holdings LLC , 11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (f) .................. 1,000,000 1,000,270
Cumulus Media New Holdings, Inc. , 6 .75% , 7/1/26 , Callable 5/6/24 @ 101.69 (f) ......... 2,437,000 1,430,556
Gray Television, Inc. , 5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (f) ................. 2,000,000 1,312,839
Sinclair Television Group, Inc. , 5 .50% , 3/1/30 , Callable 12/1/24 @ 102.75 (f) ............ 5,850,000 4,214,920
7,958,585
Consumer Discretionary (2.4%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. , 5 .38% , 3/1/29 , Callable 5/6/24 @
102.69 (f) ......................................................... 3,500,000 3,263,018
Caesars Entertainment, Inc. , 8 .13% , 7/1/27 , Callable 4/15/24 @ 104.06 (f) .............. 800,000 819,290
Carnival Holdings Bermuda Ltd. , 10 .38% , 5/1/28 , Callable 5/1/25 @ 105.19 (f) ........... 2,000,000 2,182,231
Cinemark USA, Inc. , 5 .25% , 7/15/28 , Callable 7/15/24 @ 102.63 (f) ................... 250,000 236,710
Hanesbrands, Inc. , 9 .00% , 2/15/31 , Callable 2/15/26 @ 104.5 (f) ..................... 1,250,000 1,283,971
Life Time, Inc.
5 .75% , 1/15/26 , Callable 5/6/24 @ 101.44 (f) ............................... 1,000,000 992,993
8 .00% , 4/15/26 , Callable 5/6/24 @ 102 (f) ................................. 1,500,000 1,517,531
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. , 5 .88% , 9/1/31 , Callable
9/1/26 @ 102.98 (f) .................................................. 875,000 641,243
The Goodyear Tire & Rubber Co. , 5 .25% , 7/15/31 , Callable 4/15/31 @ 100 ............. 4,000,000 3,646,401
The Hertz Corp. , 5 .00% , 12/1/29 , Callable 12/1/24 @ 102.5 (f) ....................... 1,200,000 927,910
The Michaels Cos., Inc. , 7 .88% , 5/1/29 , Callable 5/1/24 @ 103.94 (f) .................. 1,000,000 749,945
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. , 7 .13% , 2/15/31 , Callable 11/15/30 @
100 (f) ........................................................... 2,100,000 2,173,896
18,435,139
Consumer Staples (0.2%):
B&G Foods, Inc. , 5 .25% , 9/15/27 , Callable 5/6/24 @ 101.31 ........................ 1,750,000 1,636,381
Energy (1.7%):
Apache Corp. , 5 .10% , 9/1/40 , Callable 3/1/40 @ 100 ............................. 2,000,000 1,715,794
Callon Petroleum Co. , 7 .50% , 6/15/30 , Callable 6/15/25 @ 103.75 (f) .................. 2,250,000 2,382,240
Comstock Resources, Inc.
6 .75% , 3/1/29 , Callable 4/22/24 @ 103.38 (f) ............................... 2,005,000 1,912,001
5 .88% , 1/15/30 , Callable 1/15/25 @ 102.94 (f) .............................. 1,500,000 1,358,484
New Fortress Energy, Inc. , 6 .50% , 9/30/26 , Callable 5/6/24 @ 101.63 (f) ................ 1,000,000 963,102
PBF Holding Co. LLC/PBF Finance Corp. , 6 .00% , 2/15/28 , Callable 5/6/24 @ 101.5 ...... 1,508,000 1,482,448
Permian Resources Operating LLC , 5 .88% , 7/1/29 , Callable 7/1/24 @ 102.94 (f) .......... 2,000,000 1,966,799
Talos Production, Inc.
9 .00% , 2/1/29 , Callable 2/1/26 @ 104.5 (f) ................................. 1,175,000 1,248,735
9 .38% , 2/1/31 , Callable 2/1/27 @ 104.69 (f) ................................ 500,000 532,221
13,561,824
Financials (0.4%):
Compass Group Diversified Holdings LLC , 5 .25% , 4/15/29 , Callable 5/6/24 @ 102.63 (f) ... 3,000,000 2,849,482
Health Care (1.9%):
CHS/Community Health Systems, Inc.
6 .13% , 4/1/30 , Callable 4/1/25 @ 103.06 (f) ................................ 4,500,000 3,240,103
5 .25% , 5/15/30 , Callable 5/15/25 @ 102.63 (f) .............................. 2,335,000 1,904,772
LifePoint Health, Inc. , 11 .00% , 10/15/30 , Callable 10/15/26 @ 105.5 (f) ................ 3,500,000 3,741,347
Radiology Partners, Inc. , 9 .78% , 2/15/30 , Callable 5/6/24 @ 100 (f) (g) ................. 2,734,279 2,210,952

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Team Health Holdings, Inc. , 6 .38% , 2/1/25 , Callable 4/22/24 @ 100 (f) ................. $ 3,983,000 $ 3,674,007
14,771,181
Industrials (0.7%):
American Airlines, Inc. , 8 .50% , 5/15/29 , Callable 11/15/25 @ 104.25 (f) ................ 800,000 844,845
ITT Holdings LLC , 6 .50% , 8/1/29 , Callable 8/1/24 @ 103.25 (f) ...................... 1,750,000 1,597,967
Rand Parent LLC , 8 .50% , 2/15/30 , Callable 2/15/26 @ 104.25 (f) ..................... 1,650,000 1,632,533
Wabash National Corp. , 4 .50% , 10/15/28 , Callable 10/15/24 @ 102.25 (f) ............... 1,200,000 1,100,312
5,175,657
Information Technology (0.2%):
Cloud Software Group, Inc. , 6 .50% , 3/31/29 , Callable 9/30/25 @ 103.25 (f) ............. 2,000,000 1,899,185
Materials (0.5%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. , 5 .25% , 8/15/27 , Callable 5/6/24
@ 101.31 (f) ....................................................... 2,635,000 1,664,184
The Scotts Miracle-Gro Co.
4 .00% , 4/1/31 , Callable 4/1/26 @ 102 .................................... 2,000,000 1,722,946
4 .38% , 2/1/32 , Callable 8/1/26 @ 102.19 .................................. 790,000 681,388
4,068,518
Total Corporate Bonds (Cost $73,001,716) 70,355,952
Yankee Dollars (2.6%)
Communication Services (0.4%):
Intelsat Jackson Holdings SA , 6 .50% , 3/15/30 , Callable 3/15/25 @ 102 (f) .............. 3,000,000 2,794,887
Consumer Discretionary (0.8%):
Carnival Corp. , 6 .00% , 5/1/29 , Callable 11/1/24 @ 103 (f) .......................... 875,000 863,990
Royal Caribbean Cruises Ltd. , 7 .25% , 1/15/30 , Callable 12/15/25 @ 103.63 (f) ........... 2,000,000 2,076,065
Viking Cruises Ltd. , 9 .13% , 7/15/31 , Callable 7/15/26 @ 104.56 (f) ................... 1,000,000 1,093,393
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 5/6/24 @ 102.81 (f) ......... 1,875,000 1,824,057
5,857,505
Energy (0.3%):
Transocean, Inc. , 7 .50% , 4/15/31 ............................................ 2,900,000 2,694,844
Financials (0.2%):
Diamond Foreign Asset Co./Diamond Finance LLC , 8 .50% , 10/1/30 , Callable 10/1/26 @
104.25 (f) ......................................................... 1,250,000 1,317,092
Health Care (0.1%):
Bausch Health Cos., Inc. , 6 .13% , 2/1/27 , Callable 5/6/24 @ 103.06 (f) ................. 1,800,000 1,122,831
Industrials (0.6%):
Bombardier, Inc.
7 .88% , 4/15/27 , Callable 5/6/24 @ 100 (f) ................................. 2,220,000 2,223,407
8 .75% , 11/15/30 , Callable 11/15/26 @ 104.38 (f) ............................. 1,000,000 1,068,750
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 6 .38% , 2/1/30 , Callable 2/1/25
@ 103.19 (f) ....................................................... 1,800,000 1,328,122
4,620,279
Materials (0.2%):
NOVA Chemicals Corp. , 9 .00% , 2/15/30 , Callable 8/15/26 @ 104.5 (f) ................. 1,750,000 1,808,333
Total Yankee Dollars (Cost $19,662,056) 20,215,771
U.S. Government Agency Mortgages (3.1%)
Federal Home Loan Bank
5 .15% , 4/1/24 (h) ................................................... 23,800,000 23,796,478
Total U.S. Government Agency Mortgages (Cost $23,800,000) 23,796,478

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Exchange-Traded Funds (1.7%)
Invesco Senior Loan ETF ................................................. 355,000 $ 7,508,250
SPDR Blackstone Senior Loan ETF .......................................... 129,000 5,432,190
Total Exchange-Traded Funds (Cost $12,900,750) 12,940,440
Total Investments (Cost $861,545,760) — 102.6% 799,316,907
Liabilities in excess of other assets — (2.6)% (20,501,523)
NET ASSETS - 100.00% $ 778,815,384
At March 31, 2024, the Fund's investments in foreign securities were 6.6% of net assets.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of March 31, 2024.
(c) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2024.
(d) Currently the issuer is in default with respect to interest and/or principal payments.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$76,991,521 and amounted to 9.9% of net assets.
(g) All of the coupon is PIK.
(h) Rate represents the effective yield at March 31, 2024.
bps
—
Basis points
ETF
—
Exchange-Traded Fund
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of March 31, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of March 31, 2024.